                             File Numbers  002-97564
                                           811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Post-Effective Amendment Number     X           38
                                                        -------      ------


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment Number            X           299
                                                        -------      ------


                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        MINNESOTA LIFE INSURANCE COMPANY
             (formerly The Minnesota Mutual Life Insurance Company)
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)


                            Gary R. Christensen, Esq.
                       Senior Vice President, Secretary and
                                General Counsel
                       Minnesota Life Insurance Company
                           400 Robert Street North
                       St. Paul, Minnesota  55101-2098
                   (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box) [_] immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 2018 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(i)
[_]  on (date) pursuant to paragraph (a)(i)
[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                     VARIABLE ANNUITY CONTRACT PROSPECTUS
        FLEXIBLE PAYMENT AND SINGLE PAYMENT VARIABLE ANNUITY CONTRACTS
                 OF MINNESOTA LIFE'S VARIABLE ANNUITY ACCOUNT

COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS FOR PERSONAL RETIREMENT PLANS

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                           https://www.securian.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the "Contract(s)") offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account. The Variable Annuity Account invests in the following Fund portfolios:

..   Fidelity(R) Variable Insurance Products Funds
  .   Equity-Income Portfolio -- Service Class 2 Shares
  .   Mid Cap Portfolio -- Service Class 2 Shares
..   Franklin Templeton Variable Insurance Products Trust
  .   Franklin Small-Mid Cap Growth VIP Fund -- Class 2 Shares
  .   Templeton Developing Markets VIP Fund -- Class 2 Shares
..   Ivy Variable Insurance Portfolios
  .   Ivy VIP Asset Strategy -- Class II Shares
  .   Ivy VIP Balanced -- Class II Shares
  .   Ivy VIP Core Equity -- Class II Shares
  .   Ivy VIP Global Growth -- Class II Shares
  .   Ivy VIP International Core Equity -- Class II Shares
  .   Ivy VIP Micro Cap Growth -- Class II Shares
  .   Ivy VIP Science and Technology -- Class II Shares
  .   Ivy VIP Small Cap Core -- Class II Shares
  .   Ivy VIP Value -- Class II Shares
..   Janus Aspen Series

  .   Janus Henderson Forty Portfolio -- Service Shares*
  .   Janus Henderson Overseas Portfolio -- Service Shares*
   * The addition of "Janus Henderson" as part of the Portfolios' legal name was effective on June 5, 2017.

..   Securian Funds Trust

  .   SFT Core Bond Fund -- Class 2 Shares
  .   SFT Government Money Market Fund
  .   SFT Index 400 Mid-Cap Fund -- Class 2 Shares
  .   SFT Index 500 Fund -- Class 2 Shares
  .   SFT International Bond Fund -- Class 2 Shares
  .   SFT Mortgage Securities Fund -- Class 2 Shares
  .   SFT Real Estate Securities Fund -- Class 2 Shares

  .   SFT Ivy/SM/ Growth Fund*
  .   SFT Ivy/SM/ Small Cap Growth Fund*

  .   SFT Wellington Core Equity Fund -- Class 2 Shares
   * 'Ivy' is the service mark of Ivy Distributors, Inc., an affiliate of the Ivy Investment Management Company, the fund's subadvisor.

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

  THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                       THE FUND PORTFOLIOS SHOWN ABOVE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                   OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2018.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS

        SPECIAL TERMS                                                 1

        HOW TO CONTACT US
                                                                      2

        QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS
                                                                      3

        EXPENSE TABLE
                                                                      5

        GENERAL DESCRIPTIONS
                                                                      9
              Minnesota Life Insurance Company                        9
              Variable Annuity Account                                9
              The Funds                                               9
              Additions, Deletions or Substitutions                  11
              Compensation Paid for the Sale of Contracts            11
              Payments Made by Underlying Mutual Funds               13

        CONTRACT CHARGES
                                                                     15
              Sales Charges                                          15
              Mortality and Expense Risk Charges                     16
              Premium Taxes                                          16

        VOTING RIGHTS
                                                                     16

        DESCRIPTION OF THE CONTRACTS
                                                                     17
              General Provisions                                     17
              Annuity Payments and Options                           19
              Death Benefits                                         23
              Abandoned Property Requirements                        24
              Purchase Payments and Value of the Contract            25
              Redemptions                                            29
              General Account                                        30

        FEDERAL TAX STATUS
                                                                     30

        PERFORMANCE DATA
                                                                     38

        RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
                                                                     38

        CYBERSECURITY
                                                                     39

        STATEMENT OF ADDITIONAL INFORMATION
                                                                     39

        APPENDIX A -- CONDENSED FINANCIAL INFORMATION
                                                                    A-1

        APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES
                                                                    B-1

        APPENDIX C -- TYPES OF QUALIFIED PLANS
                                                                    C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND(S) OR PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following.

GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PURCHASE PAYMENTS:  amounts paid to us under your contract.

SEPARATE ACCOUNT:  see definition of Variable Annuity Account.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is kept separate from our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transaction tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

             To receive a current copy of the MultiOption(R) Variable Annuity Statement of Additional
                Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
                 Minnesota Life Insurance Company
                 Annuity Services
                 P.O. Box 64628
                 St. Paul, MN 55164-0628

                                      Name __________
                                      Address _______
                                      City State Zip

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values, in the Variable Annuity Account. In the General Account, your purchase payments receive certain interest and principal guarantees.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund's prospectus before investing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years.

We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.45% to 1.41% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to impose a charge on transfers between portfolios, however no charge is currently imposed. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of  6% decreasing uniformly by .05% for each of the
  amount surrendered)                    first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                             MAXIMUM
                                                    CURRENT POSSIBLE
                                                    CHARGE   CHARGE
                                                   -------- --------
           Mortality and Expense Risk Fees*         1.25%    1.40%
                                                    -----    -----
           Total Separate Account Annual Expenses   1.25%    1.40%
                                                    =====    =====

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of  9% decreasing uniformly by .075% for each of the
  amount surrendered)                    first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                             MAXIMUM
                                                    CURRENT POSSIBLE
                                                    CHARGE   CHARGE
                                                   -------- --------
           Mortality and Expense Risk Fees*         1.25%    1.40%
                                                    -----    -----
           Total Separate Account Annual Expenses   1.25%    1.40%
                                                    =====    =====

*Note: We reserve the right to increase the mortality and expense risk fee to not more than the amount shown in the column "Maximum Possible Charge".

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own either the Single Payment or Flexible Payment Deferred Variable Annuity contracts. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.


                                                                          MINIMUM  MAXIMUM
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES                        -------- --------
(expenses that are deducted from portfolio assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)       0.45%    1.42%

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

MULTIOPTION SINGLE
CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES   $767  $1,234  $1,718   $3,003   $270   $829   $1,415   $3,003
MINIMUM PORTFOLIO EXPENSES   $675  $  952  $1,241   $2,009   $173   $536   $  923   $2,009


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES   $782  $1,277  $1,790   $3,147   $285   $874   $1,489   $3,147
MINIMUM PORTFOLIO EXPENSES   $689  $  997  $1,316   $2,169   $188   $582   $1,001   $2,169

MULTIOPTION FLEX
CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES  $1,016 $1,437  $1,869   $3,003   $270   $829   $1,415   $3,003
MINIMUM PORTFOLIO EXPENSES  $  926 $1,161  $1,399   $2,009   $173   $536   $  923   $2,009


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES  $1,030 $1,479  $1,940   $3,147   $285   $874   $1,489   $3,147
MINIMUM PORTFOLIO EXPENSES  $  940 $1,204  $1,474   $2,169   $188   $582   $1,001   $2,169


The examples in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing on a Minnesota Life form.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days' time. These rights are subject to change and may vary among the states.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit in the case of the single payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us, less all contract withdrawals.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    .   a life annuity;

    . a life annuity with a period certain of 120 months, 180 months or 240 months;

    .   a joint and last survivor annuity; and

    .   a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT IF THE OWNER DIES?

If you die before payments begin, we will pay the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.


B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract. If you received a Summary Prospectus for a Portfolio, please follow the directions on the first page of the Summary Prospectus to obtain a copy of the full Portfolio Prospectus.

                                                                    INVESTMENT                           INVESTMENT
                   FUND/PORTFOLIO                                    ADVISER                            SUB-ADVISER
                   --------------                                    -------                            -----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio - Service Class 2 Shares      Fidelity Management & Research Company  FMR Investment Management
                                                                                              (U.K.) Limited; Fidelity
                                                                                              Management & Research (Japan)
                                                                                              Limited; Fidelity Management &
                                                                                              Research (HK) Ltd; FMR Co., Inc.
                                                                                              (FMRC)
Mid Cap Portfolio - Service Class 2 Shares            Fidelity Management & Research Company  FMR Investment Management
                                                                                              (U.K.) Limited; Fidelity
                                                                                              Management & Research (Japan)
                                                                                              Limited; Fidelity Management &
                                                                                              Research (HK) Ltd; FMR Co., Inc.
                                                                                              (FMRC)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth VIP Fund - Class 2      Franklin Advisers, Inc.
Shares
Templeton Developing Markets VIP Fund - Class 2       Templeton Asset Management Ltd.
Shares
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset Strategy - Class II Shares              Ivy Investment Management Company
Ivy VIP Balanced - Class II Shares                    Ivy Investment Management Company
Ivy VIP Core Equity - Class II Shares                 Ivy Investment Management Company
Ivy VIP Global Growth - Class II Shares               Ivy Investment Management Company
Ivy VIP International Core Equity - Class II Shares   Ivy Investment Management Company
Ivy VIP Micro Cap Growth - Class II Shares            Ivy Investment Management Company
Ivy VIP Science and Technology - Class II Shares      Ivy Investment Management Company
Ivy VIP Small Cap Core - Class II Shares              Ivy Investment Management Company
Ivy VIP Value - Class II Shares                       Ivy Investment Management Company
JANUS ASPEN SERIES
Janus Henderson Forty Portfolio - Service Shares*     Janus Capital Management LLC
Janus Henderson Overseas Portfolio - Service Shares*  Janus Capital Management LLC
*The addition of "Janus Henderson" as part of the Portfolios' legal name was effective on June 5, 2017.
SECURIAN FUNDS TRUST
SFT Core Bond Fund - Class 2 Shares                   Securian Asset Management, Inc.
SFT Government Money Market Fund*                     Securian Asset Management, Inc.
SFT Index 400 Mid-Cap Fund - Class 2 Shares           Securian Asset Management, Inc.
SFT Index 500 Fund - Class 2 Shares                   Securian Asset Management, Inc.
SFT International Bond Fund - Class 2 Shares          Securian Asset Management, Inc.         Franklin Advisers, Inc.
SFT Mortgage Securities Fund - Class 2 Shares         Securian Asset Management, Inc.
SFT Real Estate Securities Fund - Class 2 Shares      Securian Asset Management, Inc.
SFT Ivy/SM/ Growth Fund                               Securian Asset Management, Inc.         Ivy Investment Management
                                                                                              Company
SFT Ivy/SM/ Small Cap Growth Fund                     Securian Asset Management, Inc.         Ivy Investment Management
                                                                                              Company
SFT Wellington Core Equity Fund - Class 2 Shares      Securian Asset Management, Inc.         Wellington Management
                                                                                              Company LLP



*Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

E. COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. 400 Robert Street North, St. Paul, Minnesota 55101, ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:
    Securian Financial Services, Inc.
    CRI Securities, LLC



COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 4.75% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional compensation. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

     ADDITIONAL PAYMENT TYPE                    DESCRIPTION OR EXAMPLES OF PAYMENT
-----------------------------------------------------------------------------------------------
Payments for Access or Visibility   Access to registered representatives and/or broker dealers such as one-on-one wholesaler visits or attendance at
                                    national/regional sales meetings or similar events;
                                    inclusion of our products on a broker-dealer's "preferred
                                    list"; participation in or visibility at national and/or
                                    regional conferences; articles in broker-dealer or similar publications promoting our services or products
-----------------------------------------------------------------------------------------------
Payments for Gifts & Entertainment  Occasional meals and/or entertainment, tickets to sporting/other events, and other gifts.
-----------------------------------------------------------------------------------------------
Payments for Marketing Support      Joint marketing campaigns, broker-dealer event
                                    participation/advertising; sponsorship of broker-dealer
                                    sales contests or promotions in which participants
                                    (including registered representatives) receive prizes
                                    such as travel, awards, merchandise or other recognition
-----------------------------------------------------------------------------------------------

      ADDITIONAL PAYMENT TYPE                   DESCRIPTION OR EXAMPLES OF PAYMENT
-----------------------------------------------------------------------------------------------
Payments for Technical Type Support  Sales support through the provision of hardware, software, or links to our websites from broker-dealer
                                     websites and other expense allowance or reimbursement
-----------------------------------------------------------------------------------------------
Payments for Training                Educational, due diligence, sales or training seminars,
                                     conferences and programs, sales and service desk
                                     training, and/or client or prospect seminar sponsorships.
-----------------------------------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. We may also pay registered representatives additional amounts based on their production. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 4.75% of purchase payments (i.e., base commission plus additional payments). Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contract owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 4.75% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

F. PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal, or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts.

The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

                                     DEFERRED SALES CHARGE
                               --------------------------------
                               FLEXIBLE PAYMENT  SINGLE PAYMENT
                BEGINNING OF   VARIABLE ANNUITY VARIABLE ANNUITY
                CONTRACT YEAR      CONTRACT         CONTRACT
                -------------  ---------------- ----------------
                      1              9.0%             6.0%
                      2              8.1              5.4
                      3              7.2              4.8
                      4              6.3              4.2
                      5              5.4              3.6
                      6              4.5              3.0
                      7              3.6              2.4
                      8              2.7              1.8
                      9              1.8              1.2
                     10              0.9              0.6
                     11                0                0

No deferred sales charge is deducted from the accumulation value withdrawn if:

    . the withdrawal occurs after a contract has been in force for at least ten contract years,

    . withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

    .   the withdrawal is on account of the annuitant's death, or

    . the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

    . the amount is withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

    . for contracts issued 5 or more years ago, and amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

C. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

VOTING RIGHTS

We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Types of Contracts Offered

   (a) Single Payment Variable Annuity Contract

       This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

   (b) Flexible Payment Variable Annuity Contract

       This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

   . your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

   . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both:
(a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

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

7. Participation

The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b) the age and gender of the annuitant and any joint annuitant,

(c) the type of annuity payment option you select, and

(d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

2. Electing the Retirement Date and Annuity Option

You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

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Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

3. Optional Annuity Forms

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and

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the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

4. Calculation of Your First Annuity Payment

The contract value is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. For contracts issued after May 1993, a $200 fee may be deducted from the accumulation value when a fixed annuity is elected. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

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The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May, 1993 which utilized such a lower rate, the payments will differ in the manner described here.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of: (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. During the annuity period amounts held as annuity reserves may be transferred among the variable annuity sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

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There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account; annuity payments must have been in effect for a period of 12 months before a change may be made; such transfers can be made only once every 12 months; and the written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

The contracts provide that in the event of the death of any owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office, less any withdrawals. Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

                                                                        PAGE 23

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The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit for the single payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin, we will pay the death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

    .   when payments must begin, and

    .   the time of distribution in the event of that spouse's death.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the beneficiary on the death of any annuitant, if death occurs before annuity payments begin.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.


Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.


ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property

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office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocation will be treated as incomplete.

If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

    . days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

    . days during which no Fund's shares are tendered for redemption and no order to purchase or sell Fund's shares is received by such Fund and,

    . customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

                                                                        PAGE 25

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2. Transfers

Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including any faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values through our on-line service

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center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

3. Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that

                                                                        PAGE 27

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may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

    .   the dollar amount of the transfer(s);

    . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

    . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

    .   the number of transfers in the previous calendar quarter;

    . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Speculative Investing

Do not purchase this Contract if you plan to use it, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, for speculation, arbitrage, viatication or any other type of collective investment scheme.

4. Value of the Contract

The Accumulation Value of the contract at any time before annuity payments begin can be determined by multiplying the number of accumulation units credited to the contract for each sub-account by the current value of an accumulation unit for each respective sub-account. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

    . the value of an accumulation unit on the immediately preceding valuation date by

    . the net investment factor for the applicable sub-account for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

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6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

    . the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

    . the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Both contracts, provide that before annuity payments begin you may make partial withdrawals in amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.


Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.


During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

                                                                        PAGE 29

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Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at Annuity Services, P.O. Box 64628, St. Paul, MN 55164-0628, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    .   the accumulation value of the contract, or

    .   the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

F. GENERAL ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

FEDERAL TAX STATUS

INTRODUCTION


Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b), 408A or 457 of the Code. This annuity contract is no longer issued to Section 403(b) Plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue


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Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department")
and the Internal Revenue Services ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or a registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable

                                                                        PAGE 31

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Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (1) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in
Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

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The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Securian Funds Trust is an affiliate of ours, we do not control Securian Funds Trust or the investments of its funds. Nonetheless, we believe that each fund of Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

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In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX


Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

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PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

    .   where the taxpayer is 59 1/2 or older,

    .   where payment is made on account of the taxpayer's disability, or

    .   where payment is made by reason of the death of the owner, and

    .   in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending

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beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    .   contributions in excess of specified limits;

    .   distributions prior to age 59 1/2 (subject to certain exceptions);

    . distributions that do not conform to specified minimum distribution rules; and

    .   other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with

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

applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

    . one of a series of substantially equal annual (or more frequent) payments made:

       .  over the life or life expectancy of the employee,

       . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       .  for a specified period of ten years or more;

    .   a required minimum distribution;

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    .   a hardship distribution; or

    .   the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL
RETIREMENT PROGRAM

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas

Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon: (1) termination of employment in all institutions of higher education as defined in Texas law,
(2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

CYBERSECURITY

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
         General Information and History
         Distribution of Contracts
         Performance
         Independent Registered Public Accounting Firm
         Registration Statement
         Financial Statements

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION



     The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.


                                                                                            YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------------
                                                     2017      2016      2015      2014       2013       2012       2011
                                                   --------- --------- --------- --------- ---------- ---------- ----------
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period................     $2.11     $1.81     $1.92     $1.79      $1.42      $1.23      $1.23
 Unit value at end of period......................     $2.34     $2.11     $1.81     $1.92      $1.79      $1.42      $1.23
 Number of units outstanding at end of period..... 2,913,250 3,307,248 3,378,962 3,722,354  4,300,313  4,919,483  5,699,611
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period................     $4.08     $3.69     $3.80     $3.63      $2.70      $2.39      $2.71
 Unit value at end of period......................     $4.85     $4.08     $3.69     $3.80      $3.63      $2.70      $2.39
 Number of units outstanding at end of period..... 1,341,223 1,495,618 1,736,060 1,944,019  2,240,417  2,525,577  3,129,268
Franklin Small-Mid Cap Growth VIP Sub-Account:
 Unit value at beginning of period................     $1.29     $1.26     $1.31     $1.23      $0.90      $0.82      $0.88
 Unit value at end of period......................     $1.55     $1.29     $1.26     $1.31      $1.23      $0.90      $0.82
 Number of units outstanding at end of period..... 1,265,022 1,373,554 1,736,242 1,896,366  2,093,259  2,205,615  2,313,133
Ivy VIP Asset Strategy Sub-Account (f):
 Unit value at beginning of period................     $2.59     $2.69     $2.97     $3.17      $2.57      $2.18      $2.38
 Unit value at end of period......................     $3.02     $2.59     $2.69     $2.97      $3.17      $2.57      $2.18
 Number of units outstanding at end of period..... 1,930,938 2,327,341 2,980,294 3,767,546  4,267,225  4,750,797  5,184,039
Ivy VIP Balanced Sub-Account (f):
 Unit value at beginning of period................     $7.29     $7.24     $7.35     $6.92      $5.67      $5.13      $5.03
 Unit value at end of period......................     $8.02     $7.29     $7.24     $7.35      $6.92      $5.67      $5.13
 Number of units outstanding at end of period..... 6,279,768 7,226,124 8,306,662 9,485,935 10,442,904 11,373,314 12,892,195
Ivy VIP Core Equity Sub-Account (f):
 Unit value at beginning of period................     $2.13     $2.08     $2.12     $1.96      $1.49      $1.27      $1.26
 Unit value at end of period......................     $2.54     $2.13     $2.08     $2.12      $1.96      $1.49      $1.27
 Number of units outstanding at end of period.....   893,228 1,043,964 1,161,268 1,411,381  1,458,879  1,549,916  1,739,021
Ivy VIP Global Growth Sub-Account (f):
 Unit value at beginning of period................     $2.08     $2.17     $2.12     $2.13      $1.81      $1.55      $1.70
 Unit value at end of period......................     $2.56     $2.08     $2.17     $2.12      $2.13      $1.81      $1.55
 Number of units outstanding at end of period.....   404,894   423,214   491,344   448,451    477,631    515,662    490,464
Ivy VIP International Core Equity Sub-Account (f):
 Unit value at beginning of period................     $4.57     $4.58     $4.68     $4.68      $3.79      $3.39      $3.98
 Unit value at end of period......................     $5.57     $4.57     $4.58     $4.68      $4.68      $3.79      $3.39
 Number of units outstanding at end of period..... 5,263,642 5,795,775 6,369,231 7,119,677  8,097,198  9,029,586 10,209,871
Ivy VIP Micro Cap Growth Sub-Account (f):
 Unit value at beginning of period................     $3.37     $3.01     $3.36     $3.46      $2.23      $2.02      $2.19
 Unit value at end of period......................     $3.62     $3.37     $3.01     $3.36      $3.46      $2.23      $2.02
 Number of units outstanding at end of period.....   608,605   706,942   760,124   858,515  1,159,066  1,179,503  1,350,681
Ivy VIP Science and Technology Sub-Account (f):
 Unit value at beginning of period................     $3.50     $3.49     $3.64     $3.58      $2.32      $1.84      $1.98
 Unit value at end of period......................     $4.57     $3.50     $3.49     $3.64      $3.58      $2.32      $1.84
 Number of units outstanding at end of period.....   700,002   643,554   780,655   819,802  1,063,505    962,846    916,372
Ivy VIP Small Cap Core Sub-Account (f) (g):
 Unit value at beginning of period................     $3.78     $2.97     $3.18     $3.01      $2.28      $1.95      $2.26
 Unit value at end of period......................     $4.24     $3.78     $2.97     $3.18      $3.01      $2.28      $1.95
 Number of units outstanding at end of period..... 1,553,308 1,938,214 1,846,286 1,967,244  2,224,670  2,513,487  2,948,415
Ivy VIP Value Sub-Account (f):
 Unit value at beginning of period................     $4.07     $3.71     $3.91     $3.57      $2.67      $2.27      $2.48
 Unit value at end of period......................     $4.52     $4.07     $3.71     $3.91      $3.57      $2.67      $2.27
 Number of units outstanding at end of period..... 3,808,107 4,191,403 4,577,970 5,130,435  5,578,357  6,217,347  7,123,045
Janus Henderson Forty Sub-Account (h):
 Unit value at beginning of period................     $1.67     $1.66     $1.50     $1.40      $1.08      $0.89      $0.96
 Unit value at end of period......................     $2.15     $1.67     $1.66     $1.50      $1.40      $1.08      $0.89
 Number of units outstanding at end of period..... 2,959,521 2,885,851 3,445,072 3,111,699  3,801,268  4,740,825  5,416,256
Janus Henderson Overseas Sub-Account (i):
 Unit value at beginning of period................     $1.06     $1.15     $1.28     $1.47      $1.30      $1.17      $1.74
 Unit value at end of period......................     $1.37     $1.06     $1.15     $1.28      $1.47      $1.30      $1.17
 Number of units outstanding at end of period..... 2,084,004 2,138,319 2,368,531 2,768,705  3,290,670  3,970,583  4,785,501
SFT Advantus Bond Sub-Account:
 Unit value at beginning of period................     $4.30     $4.18     $4.22     $4.02      $4.10      $3.87      $3.62
 Unit value at end of period......................     $4.45     $4.30     $4.18     $4.22      $4.02      $4.10      $3.87
 Number of units outstanding at end of period..... 3,896,406 4,250,583 4,546,088 5,079,023  5,795,451  6,826,315  7,643,149
SFT Advantus Index 400 Mid-Cap Sub-Account:
 Unit value at beginning of period................     $1.83     $1.85     $1.87     $1.90      $1.92      $1.94      $1.97
 Unit value at end of period......................     $1.81     $1.83     $1.85     $1.87      $1.90      $1.92      $1.94
 Number of units outstanding at end of period..... 2,133,565 2,725,851 2,808,007 3,727,817  4,227,917  5,150,729  7,053,043



                                                   ---------------------------------
                                                      2010       2009       2008
                                                   ---------- ---------- ----------
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period................      $1.09      $0.85      $1.50
 Unit value at end of period......................      $1.23      $1.09      $0.85
 Number of units outstanding at end of period.....  6,790,184  8,227,888 10,527,051
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period................      $2.14      $1.55      $2.60
 Unit value at end of period......................      $2.71      $2.14      $1.55
 Number of units outstanding at end of period.....  3,674,821  4,143,603  5,106,993
Franklin Small-Mid Cap Growth VIP Sub-Account:
 Unit value at beginning of period................      $0.70      $0.49      $0.86
 Unit value at end of period......................      $0.88      $0.70      $0.49
 Number of units outstanding at end of period.....  2,703,633  3,137,770  3,654,633
Ivy VIP Asset Strategy Sub-Account (f):
 Unit value at beginning of period................      $1.50      $1.80      $2.45
 Unit value at end of period......................      $2.38      $1.50      $1.80
 Number of units outstanding at end of period.....  5,977,742    688,819  7,643,149
Ivy VIP Balanced Sub-Account (f):
 Unit value at beginning of period................      $4.35      $3.89      $4.99
 Unit value at end of period......................      $5.03      $4.35      $3.89
 Number of units outstanding at end of period..... 14,385,654 16,625,563 20,137,467
Ivy VIP Core Equity Sub-Account (f):
 Unit value at beginning of period................      $1.06      $0.86      $1.34
 Unit value at end of period......................      $1.26      $1.06      $0.86
 Number of units outstanding at end of period.....  1,931,732  2,136,330  2,811,607
Ivy VIP Global Growth Sub-Account (f):
 Unit value at beginning of period................      $1.77      $1.19      $2.09
 Unit value at end of period......................      $1.70      $1.77      $1.19
 Number of units outstanding at end of period.....    636,662  1,091,210    900,834
Ivy VIP International Core Equity Sub-Account (f):
 Unit value at beginning of period................      $3.53      $2.61      $4.58
 Unit value at end of period......................      $3.98      $3.53      $2.61
 Number of units outstanding at end of period..... 12,034,644 14,099,654 17,243,507
Ivy VIP Micro Cap Growth Sub-Account (f):
 Unit value at beginning of period................      $1.58      $1.13      $2.20
 Unit value at end of period......................      $2.19      $1.58      $1.13
 Number of units outstanding at end of period.....  1,806,308  1,608,285  2,082,632
Ivy VIP Science and Technology Sub-Account (f):
 Unit value at beginning of period................      $2.22      $1.25      $1.91
 Unit value at end of period......................      $1.98      $2.22      $1.25
 Number of units outstanding at end of period.....    950,006  6,733,198  1,080,737
Ivy VIP Small Cap Core Sub-Account (f) (g):
 Unit value at beginning of period................      $1.81      $1.42      $1.95
 Unit value at end of period......................      $2.26      $1.81      $1.42
 Number of units outstanding at end of period.....  3,449,733  3,966,321  5,046,842
Ivy VIP Value Sub-Account (f):
 Unit value at beginning of period................      $2.12      $1.69      $2.59
 Unit value at end of period......................      $2.48      $2.12      $1.69
 Number of units outstanding at end of period.....  8,282,734  9,616,975 11,449,689
Janus Henderson Forty Sub-Account (h):
 Unit value at beginning of period................      $0.92      $0.64      $1.16
 Unit value at end of period......................      $0.96      $0.92      $0.64
 Number of units outstanding at end of period.....  6,280,701  7,421,860  8,458,024
Janus Henderson Overseas Sub-Account (i):
 Unit value at beginning of period................      $1.41      $0.80      $1.69
 Unit value at end of period......................      $1.74      $1.41      $0.80
 Number of units outstanding at end of period.....  5,773,276  6,649,269  7,483,626
SFT Advantus Bond Sub-Account:
 Unit value at beginning of period................      $3.35      $2.94      $3.44
 Unit value at end of period......................      $3.62      $3.35      $2.94
 Number of units outstanding at end of period.....  8,510,044  9,766,503 11,255,977
SFT Advantus Index 400 Mid-Cap Sub-Account:
 Unit value at beginning of period................      $1.99      $2.01      $2.00
 Unit value at end of period......................      $1.97      $1.99      $2.01
 Number of units outstanding at end of period.....  7,066,059  8,282,109 12,790,007

                                                                                              YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------------
                                                      2017       2016       2015       2014       2013       2012       2011
                                                   ---------- ---------- ---------- ---------- ---------- ---------- ----------
SFT Advantus Index 500 Sub-Account:
 Unit value at beginning of period................      $4.54      $3.83      $3.98      $3.69      $2.81      $2.43      $2.52
 Unit value at end of period......................      $5.18      $4.54      $3.83      $3.98      $3.69      $2.81      $2.43
 Number of units outstanding at end of period.....  1,378,706  1,533,100  1,550,718  1,721,727  2,032,386  2,175,841  2,605,353
SFT Advantus International Bond Sub-Account:
 Unit value at beginning of period................      $9.07      $8.24      $8.27      $7.40      $5.69      $4.99      $4.97
 Unit value at end of period......................     $10.86      $9.07      $8.24      $8.27      $7.40      $5.69      $4.99
 Number of units outstanding at end of period.....  4,252,828  4,584,068  4,948,930  5,412,775  6,135,110  6,818,153  7,737,895
SFT Advantus Government Money Market Sub-Account
 (e):
 Unit value at beginning of period................      $2.24      $2.20      $2.32      $2.31      $2.34      $2.04      $2.07
 Unit value at end of period......................      $2.23      $2.24      $2.20      $2.32      $2.31      $2.34      $2.04
 Number of units outstanding at end of period..... 10,919,770 11,065,893 11,217,611 11,515,064 11,910,502 12,462,597 12,983,438
SFT Advantus Mortgage Securities Sub-Account:
 Unit value at beginning of period................      $3.63      $3.63      $3.57      $3.42      $3.53      $3.46      $3.28
 Unit value at end of period......................      $3.66      $3.63      $3.63      $3.57      $3.42      $3.53      $3.46
 Number of units outstanding at end of period.....  2,682,802  2,968,621  3,222,388  3,879,640  4,328,287  4,849,916  5,592,981
SFT Advantus Real Estate Securities Sub-Account:
 Unit value at beginning of period................      $4.22      $4.09      $3.95      $3.07      $3.07      $2.64      $2.53
 Unit value at end of period......................      $4.39      $4.22      $4.09      $3.95      $3.07      $3.07      $2.64
 Number of units outstanding at end of period.....  1,469,037  1,756,475  1,898,209  2,056,236  1,988,644  2,279,436  2,414,020
SFT Ivy/SM/ Growth Sub-Account (a) (b):
 Unit value at beginning of period................      $7.72      $7.75      $7.35      $6.58
 Unit value at end of period......................      $9.85      $7.72      $7.75      $7.35
 Number of units outstanding at end of period.....  5,345,991  5,865,645  6,514,548  7,270,088
SFT Ivy/SM/ Small Cap Growth Sub-Account (a) (c):
 Unit value at beginning of period................      $4.11      $3.44      $3.61      $3.36
 Unit value at end of period......................      $5.09      $4.11      $3.44      $3.61
 Number of units outstanding at end of period.....  4,278,248  4,611,736  5,027,934  5,468,961
SFT Wellington Core Equity Sub-Account (a) (d)
 (j):
 Unit value at beginning of period................      $2.21      $2.13      $2.13      $1.93
 Unit value at end of period......................      $2.64      $2.21      $2.13      $2.13
 Number of units outstanding at end of period.....  2,436,287  2,707,790  3,289,285  3,783,763
Templeton Developing Markets VIP Sub-Account:
 Unit value at beginning of period................      $1.30      $1.12      $1.41      $1.56      $1.59      $1.42      $1.71
 Unit value at end of period......................      $1.80      $1.30      $1.12      $1.41      $1.56      $1.59      $1.42
 Number of units outstanding at end of period.....  2,264,597  1,844,995  1,899,518  2,143,604  2,537,049  2,952,435  3,370,930



                                                   ---------------------------------
                                                      2010       2009       2008
                                                   ---------- ---------- ----------
SFT Advantus Index 500 Sub-Account:
 Unit value at beginning of period................      $2.02      $1.50      $2.40
 Unit value at end of period......................      $2.52      $2.02      $1.50
 Number of units outstanding at end of period.....  2,935,428  3,283,363  4,095,324
SFT Advantus International Bond Sub-Account:
 Unit value at beginning of period................      $4.40      $3.54      $5.70
 Unit value at end of period......................      $4.97      $4.40      $3.54
 Number of units outstanding at end of period.....  8,958,020 10,164,447 12,178,353
SFT Advantus Government Money Market Sub-Account
 (e):
 Unit value at beginning of period................      $1.84      $1.59      $1.54
 Unit value at end of period......................      $2.07      $1.84      $1.59
 Number of units outstanding at end of period..... 13,547,631 13,652,589 14,575,070
SFT Advantus Mortgage Securities Sub-Account:
 Unit value at beginning of period................      $3.11      $2.91      $3.39
 Unit value at end of period......................      $3.28      $3.11      $2.91
 Number of units outstanding at end of period.....  6,268,639  7,257,006  9,224,914
SFT Advantus Real Estate Securities Sub-Account:
 Unit value at beginning of period................      $1.99      $1.62      $2.57
 Unit value at end of period......................      $2.53      $1.99      $1.62
 Number of units outstanding at end of period.....  2,830,761  2,949,093  3,952,832
SFT Ivy/SM/ Growth Sub-Account (a) (b):
 Unit value at beginning of period................
 Unit value at end of period......................
 Number of units outstanding at end of period.....
SFT Ivy/SM/ Small Cap Growth Sub-Account (a) (c):
 Unit value at beginning of period................
 Unit value at end of period......................
 Number of units outstanding at end of period.....
SFT Wellington Core Equity Sub-Account (a) (d)
 (j):
 Unit value at beginning of period................
 Unit value at end of period......................
 Number of units outstanding at end of period.....
Templeton Developing Markets VIP Sub-Account:
 Unit value at beginning of period................      $1.48      $0.87      $1.85
 Unit value at end of period......................      $1.71      $1.48      $0.87
 Number of units outstanding at end of period.....  3,975,960  4,708,458  5,487,853



(a)Sub-Account was made available effective May 1, 2014.
(b)Ivy Funds VIP Growth substituted into SFT Ivy/SM/; Growth effective May 1, 2014.
(c)Ivy Funds VIP Small Cap Growth substituted into SFT Ivy/SM/; Small Cap Growth effective May 1, 2014.
(d)Fidelity(R) VIP Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.
(e)SFT Advantus Money Market Fund changed its name to SFT Advantus Government Money Market Fund effective April 29, 2016.
(f)The Ivy Insurance Portfolios Trust has removed the word "Funds" from the portfolios' names effective September 30, 2016.
(g)Ivy VIP Small Cap Value changed its name to Ivy VIP Small Cap Core effective April 28, 2017.
(h)Janus Aspen Forty changed its name to Janus Henderson Forty effective June 5, 2017.
(i)Janus Aspen Overseas changed its name to Janus Henderson Overseas effective June 5, 2017.
(j)SFT Pyramis(R) Core Equity changed its name to SFT Wellington Core Equity effective November 20, 2017.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.76% and 10.00%.

For illustration purposes, an average annual expense equal to 2.26% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.26% includes: 1.25% for mortality and expense risk and an average of 1.01% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $612.09

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.76% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

                    VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                  Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                   [CHART]

                      0.00% Gross            6.76% Gross            10.00% Gross
     Age             (-2.26% Net)            (4.50% Net)             (7.74% Net)
    -----            ------------            -----------             -----------
     65                  $612                    $612                   $612
     68                  $501                    $612                   $671
     71                  $410                    $612                   $735
     74                  $335                    $612                   $806
     77                  $274                    $612                   $883
     80                  $224                    $612                   $968
     83                  $184                    $612                   $1,060
     86                  $150                    $612                   $1,162
     89                  $123                    $612                   $1,274
     92                  $101                    $612                   $1,396
     95                  $82                     $612                   $1,530
     98                  $67                     $612                   $1,677

                 VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                            MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
                            -----------------------------------------------------------
              BEGINNING     0.00% GROSS          6.76% GROSS        10.00% GROSS
               OF YEAR  AGE (-2.26% NET)         (4.50% NET)        (7.74% NET)
               -------  --- ------------         -----------        ------------
                 1...   65      $612                $612               $  612
                 4...   68      $501                $612               $  671
                 7...   71      $410                $612               $  735
                 10.... 74      $335                $612               $  806
                 13.... 77      $274                $612               $  883
                 16.... 80      $224                $612               $  968
                 19.... 83      $184                $612               $1,060
                 22.... 86      $150                $612               $1,162
                 25.... 89      $123                $612               $1,274
                 28.... 92      $101                $612               $1,396
                 31.... 95      $ 82                $612               $1,530
                 34.... 98      $ 67                $612               $1,677



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $527.13.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS


This annuity contract is no longer issued to Section 403(b) Plans effective May 1, 2008.


Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in Code Section 403(b) arrangements, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS


Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and contingent deferred sales charges. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.


In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. Under the provisions of the Small Business Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2018


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contracts
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management,
Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2017, 2016 and 2015 were $31,245,769, $42,812,746 and $47,222,709 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments, including not making any payments for a particular class of contracts or product types. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, or any non-recurring fees. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                      T = (ERV/P) TO THE POWER OF (1/N) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS


We may also calculate non-standardized returns which may or may not reflect any deferred sales charges, charges for premium taxes and/or any other taxes, or any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.


Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the mortality and expense fee.

OTHER SUB-ACCOUNTS

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                                YIELD = 2[a-b + 1)6 - 1]
                                          CD

Where a  = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and Subsidiaries as of December 31, 2017 and 2016, and for each of the years in the three year period ended December 31, 2017, and the financial statements of the Variable Annuity Account as of December 31, 2017, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT


We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2017

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2017

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       6

Statements of Operations                                            22

Statements of Changes in Net Assets                                 39

Notes to Financial Statements                                       56

[KPMG LOGO]

               KPMG LLP
               4200 Wells Fargo Center
               90 South Seventh Street
               Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and
Contract Owners of the Variable Annuity Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets, liabilities, and contract owners' equity of the sub-accounts listed in the Appendix that comprise the Variable Annuity Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                    KMPG LLP

We have served as the Separate Account's auditor since 1985.

Minneapolis, Minnesota
March 29, 2018

                                    APPENDIX

Statement of assets, liabilities, and contract owners' equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

  AB VPS Dynamic Asset Allocation Portfolio - Class B Shares

  AB VPS International Value Portfolio - Class B Shares

  American Century Investments II VP Inflation Protection Fund - Class II Shares

  American Century Investments VP Income & Growth Fund - Class II Shares

  American Funds IS(R) Global Bond Fund - Class 2 Shares

  American Funds IS(R) Global Growth Fund - Class 2 Shares

  American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares

  American Funds IS(R) Growth Fund - Class 2 Shares

  American Funds IS(R) Growth-Income Fund - Class 2 Shares

  American Funds IS(R) International Fund - Class 2 Shares

  American Funds IS(R) New World Fund(R) - Class 2 Shares

  American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2
  Shares

  Fidelity(R) VIP Equity-Income Portfolio - Service Class 2

  Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

  Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2

  Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2

  Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2

  Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2

  Goldman Sachs VIT Global Trends Allocation Fund - Service Shares

  Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares

  Invesco V.I. American Value Fund - Series II Shares

  Invesco V.I. Comstock Fund - Series II Shares

  Invesco V.I. Equity and Income Fund - Series II Shares

  Invesco V.I. Growth and Income Fund - Series II Shares

  Invesco V.I. Small Cap Equity Fund - Series II Shares

  Ivy VIP - Advantus Real Estate Securities Class II (1)

  Ivy VIP - Asset Strategy Class II (1)

  Ivy VIP - Balanced Class II (1)

  Ivy VIP - Bond Class II (1)

  Ivy VIP - Core Equity Class II (1)

  Ivy VIP - Dividend Opportunities Class II (1)

  Ivy VIP - Energy Class II (1)

  Ivy VIP - Global Bond Class II (1)

  Ivy VIP - Global Growth Class II (1)

  Ivy VIP - Government Money Market Class II (1)

  Ivy VIP - Growth Class II (1)

  Ivy VIP - High Income Class II (1)

  Ivy VIP - International Core Equity Class II (1)

  Ivy VIP - Limited-Term Bond Class II (1)

  Ivy VIP - Micro Cap Growth Class II (1)

  Ivy VIP - Mid Cap Growth Class II (1)

  Ivy VIP - Natural Resources Class II (1)

  Ivy VIP - Pathfinder Aggressive Class II (1)

  Ivy VIP - Pathfinder Conservative Class II (1)

  Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (1)

  Ivy VIP - Pathfinder Moderate Class II (1)

  Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility Class II (1)

  Ivy VIP - Pathfinder Moderately Aggressive Class II (1)

  Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility Class II (1)

  Ivy VIP - Pathfinder Moderately Conservative Class II (1)

  Ivy VIP - Science and Technology Class II (1)

  Ivy VIP - Small Cap Core Class II (1)

  Ivy VIP - Small Cap Growth Class II (1)

  Ivy VIP - Value Class II (1)

  Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (1)

  Janus Aspen Series - Janus Henderson Flexible Bond - Service Shares (1)

  Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1)

  Janus Aspen Series -Janus Henderson Mid Cap Value Portfolio - Service
  Shares (1)

  Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (1)

  Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares

  MFS(R) VIT - Mid Cap Growth Series - Service Class

  MFS(R) VIT II - International Value Portfolio - Service Class

  Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (1)

  Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares
  (1)

  Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (1)

  Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (1)

  Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (1)

  Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (1)

  Neuberger Berman Advisers Management Trust Socially Responsive - S Class
  Shares

  Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio -- Class 2
  Shares

  Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio

  Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares

  Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares

  Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares

  Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares

  PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares

  PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares

  PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares

  Putnam VT Equity Income Fund - Class IB Shares

  Putnam VT International Equity Fund - Class IB Shares

  Putnam VT Multi-Cap Growth Fund - Class IB Shares

  Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Dynamic Managed Volatility Fund (1)

  Securian Funds Trust - SFT Advantus Government Money Market Fund (1)

  Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Managed Volatility Equity Fund

  Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2
  Shares

  Securian Funds Trust - SFT Ivy(SM) Growth Fund

  Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

  Securian Funds Trust - SFT T. Rowe Price Value Fund

  Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (1)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from November 21, 2016 (inception) to December 31, 2016

Putnam VT Growth Opportunities Fund - Class IB Shares

Statement of operations for the period from January 1, 2017 to May 15, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to May 15, 2017 (closure) and the year ended December 31, 2016.

Putnam VT Growth and Income Fund - Class IB Shares

Statement of changes in net assets for the period from January 1, 2016 to November 21, 2016 (closure).

Putnam VT Voyager Fund - Class IB Shares

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      AB VPS                        AM CENTURY      AM CENTURY      AMER FUNDS      AMER FUNDS
                                    DYNASSTALL      AB VPS INTL      VP INC &       VP INFL PRO    IS GLBL BOND      IS GLBL
                                       CL B         VALUE CL B       GRO CL II         CL II           CL 2        GROWTH CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 157,769,167         764,263       4,744,547      70,914,177     12,758,152      15,212,358
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --          77,130
Receivable for investments sold         112,145              31             217          48,952          4,743              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    157,881,312         764,294       4,744,764      70,963,129     12,762,895      15,289,488
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         113,104              37             277          49,416          4,835              --
Payable for investments
  purchased                                  --              --              --              --             --          77,224
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   113,104              37             277          49,416          4,835          77,224
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 157,768,208         764,257       4,744,487      70,913,713     12,758,060      15,212,264
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 157,768,208         764,257       4,740,058      70,837,856     12,711,937      15,212,264
Contracts in annuity payment
  period                                     --              --           4,429          75,857         46,123              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 157,768,208         764,257       4,744,487      70,913,713     12,758,060      15,212,264
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                12,154,789          47,323         442,588       6,945,561      1,082,116         503,054
    Investments at cost           $ 142,407,468         667,089       4,092,584      76,848,036     12,482,408      13,142,695

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    AMER FUNDS      AMER FUNDS      AMER FUNDS                      AMER FUNDS      AMER FUNDS
                                    IS GLBL SM       IS GROWTH     IS GROWTH-INC    AMER FUNDS        IS NEW          IS US
                                      CP CL 2          CL 2             CL 2       IS INTL CL 2     WORLD CL 2    GOVT/AAA CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  11,531,958      48,400,975      29,781,010      18,460,171     12,576,050      13,394,284
Receivable from Minnesota Life
  for contract purchase payments             --              --          75,201              --             --          44,334
Receivable for investments sold             742          24,323              --           8,679            502              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     11,532,700      48,425,298      29,856,211      18,468,850     12,576,552      13,438,618
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges             836          24,758              --           8,795            601              --
Payable for investments
  purchased                                  --              --          75,422              --             --          44,434
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                       836          24,758          75,422           8,795            601          44,434
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  11,531,864      48,400,540      29,780,789      18,460,055     12,575,951      13,394,184
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  11,494,502      48,369,831      29,733,411      18,460,055     12,540,531      13,382,041
Contracts in annuity payment
  period                                 37,362          30,709          47,378              --         35,420          12,143
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  11,531,864      48,400,540      29,780,789      18,460,055     12,575,951      13,394,184
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   466,503         625,740         599,095         853,452        501,637       1,119,923
    Investments at cost           $  10,638,178      44,499,669      26,953,414      16,525,197     10,659,394      13,751,207

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    CLEARBRIDGE    FIDELITY VIP                    FRANKLIN DEV      FRANKLIN        FRANKLIN
                                    VAR SM GRO        EQUITY-      FIDELITY VIP     MKTS VIP CL     MUTUAL SHS     SMALL CP VAL
                                       CL II        INCOME SC2      MID CAP SC2          2           VIP CL 2        VIP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  11,306,157      74,770,168      40,238,184      29,192,068     10,649,908      29,386,891
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold             753          22,478           4,997           5,126         25,816           3,433
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     11,306,910      74,792,646      40,243,181      29,197,194     10,675,724      29,390,324
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges             927          22,898           5,214           5,298         25,931           3,653
Payable for investments
  purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                       927          22,898           5,214           5,298         25,931           3,653
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  11,305,983      74,769,748      40,237,967      29,191,896     10,649,793      29,386,671
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  11,300,049      74,434,714      39,988,349      29,094,838     10,633,084      29,344,847
Contracts in annuity payment
  period                                  5,934         335,034         249,618          97,058         16,709          41,824
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  11,305,983      74,769,748      40,237,967      29,191,896     10,649,793      29,386,671
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   452,971       3,206,268       1,064,784       2,853,575        523,080       1,484,186
    Investments at cost           $  10,083,822      65,134,847      33,999,314      23,406,689     10,152,118      28,162,954

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     FRANKLIN         GOLDMAN         GOLDMAN       INVESCO VI      INVESCO VI      INVESCO VI
                                    SM-MD CP GR     SACHS VI HQ      SACHS VIT      AMER VALUE       COMSTOCK      EQUITY & INC
                                     VIP CL 2        FLT RT SS     GBL TRNDS SS        SR II           SRII           SR II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   9,497,609      40,213,614     138,688,323       9,760,790     59,173,506       7,723,682
Receivable from Minnesota Life
  for contract purchase payments            491              --          79,363              --             --              --
Receivable for investments sold              --          27,588              --           1,071         39,503             719
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                      9,498,100      40,241,202     138,767,686       9,761,861     59,213,009       7,724,401
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --          27,860              --           1,153         39,994             766
Payable for investments
  purchased                                 523              --          80,246              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                       523          27,860          80,246           1,153         39,994             766
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $   9,497,577      40,213,342     138,687,440       9,760,708     59,173,015       7,723,635
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $   9,432,097      40,191,889     138,687,440       9,716,689     59,027,198       7,723,635
Contracts in annuity payment
  period                                 65,480          21,453              --          44,019        145,817              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $   9,497,577      40,213,342     138,687,440       9,760,708     59,173,015       7,723,635
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   532,676       3,866,694      11,139,624         536,307      2,880,891         407,582
    Investments at cost           $  10,100,605      40,769,492     128,275,334       9,291,989     49,625,177       7,134,783

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    INVESCO VI      INVESCO VI                     IVY VIP ASSET      IVY VIP
                                     GROWTH &       SM CAP EQTY     IVY VIP ADV       STRATEGY       BALANCED      IVY VIP BOND
                                     INC SR II         SR II       RE SEC CL II         CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   8,380,053      21,120,768      10,940,729     145,050,816    108,956,908     139,237,952
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --         33,744              --
Receivable for investments sold           7,315           4,447           5,183          75,696             --         190,512
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                      8,387,368      21,125,215      10,945,912     145,126,512    108,990,652     139,428,464
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges           7,434           4,584           5,265          76,376             --         190,745
Payable for investments
  purchased                                  --              --              --              --         33,987              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     7,434           4,584           5,265          76,376         33,987         190,745
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $   8,379,934      21,120,631      10,940,647     145,050,136    108,956,665     139,237,719
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $   8,379,934      21,106,522      10,902,674     144,696,321    106,867,863     139,051,741
Contracts in annuity payment
  period                                     --          14,109          37,973         353,815      2,088,802         185,978
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $   8,379,934      21,120,631      10,940,647     145,050,136    108,956,665     139,237,719
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   369,817       1,108,702       1,431,677      15,483,979     13,701,652      26,007,313
    Investments at cost           $   7,807,206      21,013,842      11,626,972     157,988,510    119,239,091     144,485,864

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      IVY VIP                         IVY VIP        IVY VIP       IVY VIP GOVT
                                   IVY VIP CORE    DIVIDEND OPP       IVY VIP       GLOBAL BOND       GLOBAL          MONEY
                                   EQUITY CL II        CL II       ENERGY CL II        CL II       GROWTH CL II    MARKET CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 105,702,401      21,274,835       6,132,658       6,553,118     66,215,470      10,178,707
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold          65,728          18,550           3,245             347         75,884          25,205
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    105,768,129      21,293,385       6,135,903       6,553,465     66,291,354      10,203,912
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges          66,201          18,640           3,281             364         76,295          25,224
Payable for investments
  purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                    66,201          18,640           3,281             364         76,295          25,224
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 105,701,928      21,274,745       6,132,622       6,553,101     66,215,059      10,178,688
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 105,256,711      21,120,858       6,122,925       6,546,629     66,057,624      10,157,151
Contracts in annuity payment
  period                                445,217         153,887           9,697           6,472        157,435          21,537
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 105,701,928      21,274,745       6,132,622       6,553,101     66,215,059      10,178,688
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 8,596,487       2,479,238       1,044,960       1,321,966      6,710,665      10,178,707
    Investments at cost           $ 106,070,302      19,041,551       6,483,352       6,651,773     57,710,632      10,178,707

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                   IVY VIP INTL       IVY VIP     IVY VIP MICRO    IVY VIP MID
                                      IVY VIP      IVY VIP HIGH     CORE EQUITY    LIMITED-TERM     CAP GROWTH      CAP GROWTH
                                   GROWTH CL II    INCOME CL II        CL II        BOND CL II        CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  59,438,555      88,953,864     161,571,181      41,759,819     30,332,581      65,783,696
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold         106,112          90,250         161,320           2,087         12,976          44,943
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     59,544,667      89,044,114     161,732,501      41,761,906     30,345,557      65,828,639
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges        106,357          90,856         161,935           2,130         13,218          45,308
Payable for investments
   purchased                                 --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   106,357          90,856         161,935           2,130         13,218          45,308
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  59,438,310      88,953,258     161,570,566      41,759,776     30,332,339      65,783,331
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  59,205,212      88,669,709     160,652,226      41,759,776     30,268,348      65,682,242
Contracts in annuity payment
  period                                233,098         283,549         918,340              --         63,991         101,089
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  59,438,310      88,953,258     161,570,566      41,759,776     30,332,339      65,783,331
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 4,915,527      24,455,343       8,694,663       8,557,866      1,352,925       5,666,612
    Investments at cost           $  52,849,039      91,768,522     139,140,314      41,961,752     29,463,199      54,230,743

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                                     IVY VIP         IVY VIP
                                      IVY VIP      IVY VIP PATH    IVY VIP PATH    IVY VIP PATH     PATHFINDER      PATHFINDER
                                      NATURAL         MOD AGG         MOD CON         MOD MVF       AGGRESSIVE       CONSERV
                                     RES CL II       MVF CL II       MVF CL II         CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  34,918,475      77,084,093      35,051,821     399,264,451     17,729,000      29,589,111
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold          35,594          42,057           2,163         110,234            689           1,232
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     34,954,069      77,126,150      35,053,984     399,374,685     17,729,689      29,590,343
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges          35,856          42,255           2,249         111,483            737           1,265
Payable for investments
  purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                    35,856          42,255           2,249         111,483            737           1,265
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  34,918,213      77,083,895      35,051,735     399,263,202     17,728,952      29,589,078
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  34,869,087      77,083,895      35,051,735     399,263,202     17,728,952      29,537,997
Contracts in annuity payment
  period                                 49,126              --              --              --             --          51,081
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  34,918,213      77,083,895      35,051,735     399,263,202     17,728,952      29,589,078
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 7,539,996      13,630,416       6,310,868      69,060,167      3,434,189       5,736,103
    Investments at cost           $  34,140,037      71,963,106      32,794,932     371,835,187     17,691,392      30,073,474

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP         IVY VIP     IVY VIP SMALL   IVY VIP SMALL
                                    PATHFINDER    PATHFINDER MOD    PATHFINDER    SCIENCE & TECH     CAP CORE       CAP GROWTH
                                  MOD AGGR CL II   CONS CL II     MODERATE CL II       CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 249,489,820      67,144,788     206,391,882      82,724,192     68,326,281      30,396,765
Receivable from Minnesota Life
  for contract purchase payments             --              --              --          18,278             --              --
Receivable for investments sold         429,695           2,617           1,611              --         71,328          28,247
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    249,919,515      67,147,405     206,393,493      82,742,470     68,397,609      30,425,012
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         429,993           2,684           1,920              --         71,729          28,381
Payable for investments
  purchased                                  --              --              --          18,952             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   429,993           2,684           1,920          18,952         71,729          28,381
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 249,489,522      67,144,721     206,391,573      82,723,518     68,325,880      30,396,631
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 249,489,522      67,144,721     206,339,924      82,387,579     68,055,275      30,373,940
Contracts in annuity payment
  period                                     --              --          51,649         335,939        270,605          22,691
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 249,489,522      67,144,721     206,391,573      82,723,518     68,325,880      30,396,631
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                44,658,615      12,624,523      38,253,305       3,059,609      3,730,252       2,614,056
    Investments at cost           $ 236,066,118      67,688,006     198,802,475      69,281,899     61,273,460      27,069,220

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ----------------------------------------------------------------------------------------------
                                                                       JANUS                          JANUS
                                                       JANUS         HENDERSON         JANUS        HENDERSON          JANUS
                                      IVY VIP        HENDERSON       FLEXIBLE        HENDERSON        MID CP         HENDERSON
                                    VALUE CL II     BALANCED SS       BOND SS        FORTY SS         VAL SS        OVERSEAS SS
                                  --------------  --------------  --------------  --------------  -------------   --------------
ASSETS
Investments at net asset value    $  87,254,534      25,137,391      20,888,906      47,032,037     26,050,534       44,287,139
Receivable from Minnesota Life
  for contract purchase payments             --              --          25,669          11,343             --               --
Receivable for investments sold         108,231           1,106              --              --          2,079           26,140
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Total assets                     87,362,765      25,138,497      20,914,575      47,043,380     26,052,613       44,313,279
                                  --------------  --------------  --------------  --------------  -------------   --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         108,584           1,240              --              --          2,263           26,352
Payable for investments
  purchased                                  --              --          25,798          11,619             --               --
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Total liabilities                   108,584           1,240          25,798          11,619          2,263           26,352
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Net assets applicable to
      contract owners             $  87,254,181      25,137,257      20,888,777      47,031,761     26,050,350       44,286,927
                                  ==============  ==============  ==============  ==============  =============   ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  86,591,353      25,126,009      20,864,220      46,777,767     26,015,228       44,172,728
Contracts in annuity payment
  period                                662,828          11,248          24,557         253,994         35,122          114,199
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Total contract owners'
      equity                      $  87,254,181      25,137,257      20,888,777      47,031,761     26,050,350       44,286,927
                                  ==============  ==============  ==============  ==============  =============   ==============

    Investment shares                13,551,366         677,740       1,640,920       1,242,919      1,489,453        1,440,701
    Investments at cost           $  82,935,403      21,435,954      21,149,015      42,133,695     24,608,406       44,703,053

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      MFS VIT
                                                      MID CAP       MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                    MFS VIT II      GROWTH SER      VIF EMG MK      AGGR GROWTH      BALANCED      CONSERVATIVE
                                   INTL VALUE SC        SC            EQ CL 2         ETF II          ETF II          ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  15,296,457       1,184,293      28,530,070       8,926,106     61,682,368      14,147,266
Receivable from Minnesota Life
  for contract purchase payments          2,750              --              --              --             --           2,846
Receivable for investments sold              --              52          16,262             440          3,485              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     15,299,207       1,184,345      28,546,332       8,926,546     61,685,853      14,150,112
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --              64          16,499             511          3,834              --
Payable for investments
  purchased                               2,868              --              --              --             --           2,963
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     2,868              64          16,499             511          3,834           2,963
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  15,296,339       1,184,281      28,529,833       8,926,035     61,682,019      14,147,149
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  15,257,947       1,184,281      28,479,797       8,926,035     61,383,906      14,147,149
Contracts in annuity payment
  period                                 38,392              --          50,036              --        298,113              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  15,296,339       1,184,281      28,529,833       8,926,035     61,682,019      14,147,149
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   550,232         131,735       1,622,871         691,410      5,410,734       1,273,381
    Investments at cost           $  12,653,356       1,044,075      22,966,974       8,164,927     58,404,771      14,247,232

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                   MORNINGSTAR
                                    MORNINGSTAR        INC &         NEUBERGER      OPPENHEIMER    OPPENHEIMER       PIMCO VIT
                                    GROWTH ETF      GROWTH ETF      BERMAN SOC     INTL GROW VA    MS SM CAP VA     GLB DIV ALL
                                        II              II           RESP S CL          SS              SS            ADV CL
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  25,558,865      27,618,135       3,658,355      40,259,686      3,804,548     140,289,191
Receivable from Minnesota Life
  for contract purchase payments             --              --              --           5,125             --         164,716
Receivable for investments sold           4,334           4,612             162              --            174              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     25,563,199      27,622,747       3,658,517      40,264,811      3,804,722     140,453,907
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges           4,497           4,790             192              --            222              --
Payable for investments
  purchased                                  --              --              --           5,447             --         165,547
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     4,497           4,790             192           5,447            222         165,547
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  25,558,702      27,617,957       3,658,325      40,259,364      3,804,500     140,288,360
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  25,430,046      27,617,957       3,644,091      40,167,262      3,804,500     140,288,360
Contracts in annuity payment
  period                                128,656              --          14,234          92,102             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  25,558,702      27,617,957       3,658,325      40,259,364      3,804,500     140,288,360
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 2,137,029       2,557,235         142,404      14,910,995        149,668      12,846,995
    Investments at cost           $  21,604,700      27,985,000       3,262,659      36,489,598      3,367,741     130,186,698

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT      PUTNAM VT       PUTNAM VT
                                   LOW DUR PORT    TOTAL RETURN       EQUITY        GROWTH OPP     INTER EQ CL      MULTI-CAP
                                      ADV CL          ADV CL       INCOME CL IB        CL IB            IB          GRO CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  63,542,710     169,592,606      15,544,185       6,823,355      3,234,589       2,061,680
Receivable from Minnesota Life
  for contract purchase payments         44,182         112,870              --          14,153             --              --
Receivable for investments sold              --              --             130              --          1,690              92
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     63,586,892     169,705,476      15,544,315       6,837,508      3,236,279       2,061,772
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --              --             252              --          1,708             115
Payable for investments
  purchased                              44,639         114,049              --          14,212             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                    44,639         114,049             252          14,212          1,708             115
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  63,542,253     169,591,427      15,544,063       6,823,296      3,234,571       2,061,657
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  63,466,474     169,496,735      15,458,287       6,817,928      3,219,083       2,061,657
Contracts in annuity payment
  period                                 75,779          94,692          85,776           5,368         15,488              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  63,542,253     169,591,427      15,544,063       6,823,296      3,234,571       2,061,657
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 6,205,343      15,502,066         582,397         684,389        212,104          52,972
    Investments at cost           $  65,539,815     173,864,528      13,451,147       5,942,926      2,512,273       1,879,702

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                       SFT            SFT
                                                  SFT ADVANTUS    SFT ADVANTUS      ADVANTUS        ADVANTUS
                                  SFT ADVANTUS     DYNAMIC MGD     GOVT MONEY     INDEX 400 MC     INDEX 500      SFT ADVANTUS
                                    BOND CL 2          VOL           MARKET           CL 2            CL 2        INTL BOND CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 201,041,644     359,636,579      26,102,538      82,763,705    226,208,280      81,162,735
Receivable from Minnesota Life
  for contract purchase payments             --          38,377              --              --        121,936              --
Receivable for investments sold         157,685              --         104,354          14,302             --          48,559
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    201,199,329     359,674,956      26,206,892      82,778,007    226,330,216      81,211,294
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         158,789              --         104,476          14,663             --          48,901
Payable for investments
  purchased                                  --          40,749              --              --        122,460              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   158,789          40,749         104,476          14,663        122,460          48,901
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 201,040,540     359,634,207      26,102,416      82,763,344    226,207,756      81,162,393
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 200,278,144     359,634,207      26,038,795      82,398,089    173,591,883      80,931,412
Contracts in annuity payment
  period                                762,396              --          63,621         365,255     52,615,873         230,981
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 201,040,540     359,634,207      26,102,416      82,763,344    226,207,756      81,162,393
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                86,799,474      24,973,330      26,102,538      17,081,023     21,765,580      32,765,131
    Investments at cost           $ 155,886,594     290,878,491      26,102,538      44,996,256    118,758,576      64,518,602

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                       SFT
                                     ADVANTUS                      SFT ADVANTUS
                                     MGD VOL       SFT ADVANTUS        REAL           SFT IVY     SFT IVY SMALL    SFT T. ROWE
                                      EQUITY       MORTGAGE CL 2    ESTATE CL 2        GROWTH       CAP GROWTH     PRICE VALUE
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 256,151,840      56,096,479      76,088,830     204,972,494     54,659,665     130,064,854
Receivable from Minnesota Life
  for contract purchase payments        248,825              --              --              --             --              --
Receivable for investments sold              --           8,363          32,547          53,945          4,094          78,928
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    256,400,665      56,104,842      76,121,377     205,026,439     54,663,759     130,143,782
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --           8,635          32,998          54,783          4,278          79,715
Payable for investments
  purchased                             250,402              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   250,402           8,635          32,998          54,783          4,278          79,715
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 256,150,263      56,096,207      76,088,379     204,971,656     54,659,481     130,064,067
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 256,150,263      55,714,100      75,796,260     203,567,900     54,131,539     129,862,176
Contracts in annuity payment
  period                                     --         382,107         292,119       1,403,756        527,942         201,891
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 256,150,263      56,096,207      76,088,379     204,971,656     54,659,481     130,064,067
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                21,004,819      29,176,494      16,278,788      13,087,638      3,459,048       9,334,661
    Investments at cost           $ 223,322,629      49,027,775      52,364,791     133,396,890     36,217,070      93,786,888

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                  SFT WELLINGTON      TOPS MGD                        TOPS MGD       TOPS MGD
                                   CORE EQUITY     RISK BAL ETF      TOPS MGD       RISK GROWTH    RISK MOD GRO
                                       CL 2            CL 2        RISK FLEX ETF      ETF CL 2       ETF CL 2         TOTALS
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  52,653,404      22,235,629     122,320,191      86,637,156     27,330,328    6,201,134,159
Receivable from Minnesota Life
  for contract purchase payments             --              --         247,981              --             --        1,369,314
Receivable for investments sold           8,837           1,741              --           4,104         28,478        2,662,011
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     52,662,241      22,237,370     122,568,172      86,641,260     27,358,806    6,205,165,484
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges           9,142           1,891              --           4,798         28,656        2,681,966
Payable for investments
  purchased                                  --              --         248,705              --             --        1,380,246
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     9,142           1,891         248,705           4,798         28,656        4,062,212
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  52,653,099      22,235,479     122,319,467      86,636,462     27,330,150    6,201,103,272
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  52,356,808      22,235,479     122,319,467      86,636,462     27,330,150    6,134,792,009
Contracts in annuity payment
  period                                296,291              --              --              --             --       66,311,263
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  52,653,099      22,235,479     122,319,467      86,636,462     27,330,150    6,201,103,272
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 3,698,138       1,825,585      10,383,717       6,881,426      2,158,794
    Investments at cost           $  38,176,474      20,573,466     112,569,127      78,050,468     25,143,542    5,489,498,965

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.


                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                         AB VPS                      AM CENTURY      AM CENTURY     AMER FUNDS     AMER FUNDS
                                       DYNASSTALL    AB VPS INTL      VP INC &      VP INFL PRO    IS GLBL BOND     IS GLBL
                                          CL B        VALUE CL B      GRO CL II        CL II           CL 2       GROWTH CL 2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  2,627,531         14,035          92,160      1,849,489         44,756         92,087
  Mortality, expense and
    administrative charges (note 3)     (2,075,275)        (9,937)        (72,633)    (1,016,790)      (166,030)      (175,008)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         552,256          4,098          19,527        832,699       (121,274)       (82,921)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --         104,583             --         72,492        387,093

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  7,826,612        334,895       1,531,995      4,774,204      1,498,100      2,054,366
    Cost of investments sold            (7,204,127)      (337,387)     (1,479,560)    (5,366,961)    (1,518,342)    (1,990,209)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         622,485         (2,492)         52,435       (592,757)       (20,242)        64,157

    Net realized gains (losses) on
      investments                          622,485         (2,492)        157,018       (592,757)        52,250        451,250

  Net change in unrealized
    appreciation (depreciation) of
    investments                         16,111,340        138,456         585,682      1,288,079        637,446      2,934,226
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     16,733,825        135,964         742,700        695,322        689,696      3,385,476
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 17,286,081        140,062         762,227      1,528,021        568,422      3,302,555
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                                                                   AMER FUNDS
                                       AMER FUNDS     AMER FUNDS     AMER FUNDS                     AMER FUNDS       IS US
                                       IS GLBL SM    IS GROWTH CL    IS GROWTH-      AMER FUNDS       IS NEW      GOVT/AAA CL
                                        CP CL 2           2           INC CL 2      IS INTL CL 2    WORLD CL 2         2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     43,302        222,287         390,242        217,310        108,118        175,065
  Mortality, expense and
    administrative charges (note 3)       (146,257)      (649,833)       (457,104)      (238,379)      (165,455)      (179,998)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (102,955)      (427,546)        (66,862)       (21,069)       (57,337)        (4,933)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --      3,900,924       1,777,364        197,169             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,329,071      4,944,224      10,227,270      4,825,064      1,811,937      1,898,121
    Cost of investments sold            (1,485,437)    (4,528,961)    (10,502,395)    (4,603,473)    (1,768,069)    (1,890,722)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (156,366)       415,263        (275,125)       221,591         43,868          7,399

    Net realized gains (losses) on
      investments                         (156,366)     4,316,187       1,502,239        418,760         43,868          7,399

  Net change in unrealized
    appreciation (depreciation) of
    investments                          2,357,100      5,795,437       4,181,698      3,967,076      2,727,770         15,198
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      2,200,734     10,111,624       5,683,937      4,385,836      2,771,638         22,597
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  2,097,779      9,684,078       5,617,075      4,364,767      2,714,301         17,664
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                      CLEARBRIDGE    FIDELITY VIP                   FRANKLIN DEV     FRANKLIN       FRANKLIN
                                       VAR SM GRO      EQUITY-      FIDELITY VIP    MKTS VIP CL     MUTUAL SHS    SMALL CP VAL
                                         CL II        INCOME SC2     MID CAP SC2         2           VIP CL 2       VIP CL 2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --      1,100,592         185,874        260,459        245,889        143,050
  Mortality, expense and
    administrative charges (note 3)       (125,507)    (1,108,128)       (536,695)      (354,091)      (138,734)      (467,731)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (125,507)        (7,536)       (350,821)       (93,632)       107,155       (324,681)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 240,266      1,671,526       1,771,480             --        445,915      1,956,471

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    822,882     18,586,258       5,339,551      6,513,618      1,284,793     12,468,303
    Cost of investments sold              (689,319)   (11,470,672)     (4,073,532)    (6,758,311)      (974,663)   (12,196,722)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         133,563      7,115,586       1,266,019       (244,693)       310,130        271,581

    Net realized gains (losses) on
      investments                          373,829      8,787,112       3,037,499       (244,693)       756,045      2,228,052

  Net change in unrealized
    appreciation (depreciation) of
    investments                          1,153,801       (826,392)      3,921,828      8,722,436       (343,135)       548,969
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      1,527,630      7,960,720       6,959,327      8,477,743        412,910      2,777,021
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,402,123      7,953,184       6,608,506      8,384,111        520,065      2,452,340
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                       FRANKLIN SM-     GOLDMAN        GOLDMAN        INVESCO VI     INVESCO VI     INVESCO VI
                                         MD CP GR     SACHS VI HQ     SACHS VIT      AMER VALUE      COMSTOCK SR   EQUITY & INC
                                         VIP CL 2      FLT RT SS     GBL TRNDS SS       SR II            II            SR II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --        504,067         402,442         57,336      1,118,150        103,953
  Mortality, expense and
    administrative charges (note 3)       (109,949)      (576,986)     (1,821,246)      (144,434)      (808,479)       (94,095)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (109,949)       (72,919)     (1,418,804)       (87,098)       309,671          9,858
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 899,074             --       3,417,525        113,410      2,449,609        129,836

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  2,135,974      2,570,037       5,670,809      1,472,642      6,577,742        808,501
    Cost of investments sold            (2,591,358)    (2,651,697)     (5,336,076)    (1,695,315)    (4,199,014)      (821,980)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (455,384)       (81,660)        334,733       (222,673)     2,378,728        (13,479)

    Net realized gains (losses) on
      investments                          443,690        (81,660)      3,752,258       (109,263)     4,828,337        116,357

  Net change in unrealized
    appreciation (depreciation) of
    investments                          1,344,104        156,040      11,637,156        936,534      3,274,396        468,267
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      1,787,794         74,380      15,389,414        827,271      8,102,733        584,624
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,677,845          1,461      13,970,610        740,173      8,412,404        594,482
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                       INVESCO VI     INVESCO VI                      IVY VIP        IVY VIP
                                        GROWTH &     SM CAP EQTY     IVY VIP ADV       ASSET       BALANCED CL      IVY VIP
                                       INC SR II        SR II       RE SEC CL II    STRATEGY CL II      II         BOND CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -NET
  Investment income distributions
    from underlying mutual fund       $    109,354             --         152,680      2,222,495      1,745,852      2,154,657
  Mortality, expense and
    administrative charges (note 3)       (149,990)      (301,028)       (177,574)    (2,032,448)    (1,347,343)    (1,792,910)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (40,636)      (301,028)        (24,894)       190,047        398,509        361,747
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 351,879        980,521       1,426,850             --      3,088,492        949,985

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  2,439,946      2,865,300       2,251,639     25,913,036     17,629,754      7,350,325
    Cost of investments sold            (2,615,718)    (2,417,809)     (1,611,625)   (27,948,709)   (20,320,907)    (7,585,951)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (175,772)       447,491         640,014     (2,035,673)    (2,691,153)      (235,626)

    Net realized gains (losses) on
      investments                          176,107      1,428,012       2,066,864     (2,035,673)       397,339        714,359

  Net change in unrealized
    appreciation (depreciation) of
    investments                            836,483      1,273,188      (1,611,245)    24,098,866      9,574,879      2,508,598
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      1,012,590      2,701,200         455,619     22,063,193      9,972,218      3,222,957
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    971,954      2,400,172         430,725     22,253,240     10,370,727      3,584,704
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                        IVY VIP        IVY VIP                        IVY VIP        IVY VIP        IVY VIP
                                      CORE EQUITY      DIVIDEND        IVY VIP      GLOBAL BOND       GLOBAL       GOVT MONEY
                                         CL II        OPP CL II     ENERGY CL II       CL II       GROWTH CL II   MARKET CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    449,360        268,373          46,406        178,759         32,401         58,955
  Mortality, expense and
    administrative charges (note 3)     (1,411,111)      (297,553)        (88,800)       (86,804)      (948,026)      (134,400)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (961,751)       (29,180)        (42,394)        91,955       (915,625)       (75,445)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               4,063,781        693,017              --             --      1,727,350            587

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 14,743,220      3,747,028       1,360,781        903,226     11,307,778      1,940,845
    Cost of investments sold           (16,236,989)    (2,834,336)     (1,514,520)      (938,986)    (9,359,850)    (1,940,845)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                      (1,493,769)       912,692        (153,739)       (35,760)     1,947,928             --

    Net realized gains (losses) on
      investments                        2,570,012      1,605,709        (153,739)       (35,760)     3,675,278            587

  Net change in unrealized
    appreciation (depreciation) of
    investments                         16,434,566      1,198,636        (748,570)       129,274     10,622,145             --
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     19,004,578      2,804,345        (902,309)        93,514     14,297,423            587
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 18,042,827      2,775,165        (944,703)       185,469     13,381,798        (74,858)
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                                      IVY VIP
                                                        IVY VIP      IVY VIP INTL      LIMITED-       IVY VIP      IVY VIP MID
                                        IVY VIP       HIGH INCOME     CORE EQUITY     TERM BOND      MICRO CAP      CAP GROWTH
                                      GROWTH CL II       CL II           CL II          CL II       GROWTH CL II      CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    146,861      5,089,685       2,229,083        633,586             --             --
  Mortality, expense and
    administrative charges (note 3)       (822,339)    (1,347,092)     (2,045,159)      (522,681)      (399,072)      (901,983)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (675,478)     3,742,593         183,924        110,905       (399,072)      (901,983)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               5,228,255             --              --             --         91,082      1,896,990

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 12,123,317     12,854,492      24,897,941      2,758,918      4,143,370     10,811,429
    Cost of investments sold            (9,746,966)   (13,102,511)    (19,877,637)    (2,864,642)    (4,627,053)    (8,737,922)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       2,376,351       (248,019)      5,020,304       (105,724)      (483,683)     2,073,507

    Net realized gains (losses) on
      investments                        7,604,606       (248,019)      5,020,304       (105,724)      (392,601)     3,970,497

  Net change in unrealized
    appreciation (depreciation) of
    investments                          7,324,244      1,107,257      25,636,455         27,322      2,694,584     11,116,890
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     14,928,850        859,238      30,656,759        (78,402)     2,301,983     15,087,387
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 14,253,372      4,601,831      30,840,683         32,503      1,902,911     14,185,404
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                                                     IVY VIP
                                         IVY VIP      IVY VIP PATH   IVY VIP PATH   IVY VIP PATH    PATHFINDER      IVY VIP
                                       NATURAL RES      MOD AGG         MOD CON      MOD MVF CL    AGGRESSIVE CL   PATHFINDER
                                          CL II        MVF CL II       MVF CL II        II              II        CONSERV CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     51,520        316,938         145,542      1,693,626        159,318        225,113
  Mortality, expense and
    administrative charges (note 3)       (540,548)      (944,625)       (457,016)    (4,981,001)      (244,432)      (400,372)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (489,028)      (627,687)       (311,474)    (3,287,375)       (85,114)      (175,259)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --      2,014,636         716,903      9,962,507      1,231,406      1,270,151

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 10,934,734      5,470,882       4,429,283     15,375,664      4,436,219      7,078,030
    Cost of investments sold           (13,759,927)    (5,497,850)     (4,499,574)   (14,951,707)    (4,416,490)    (7,509,827)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                      (2,825,193)       (26,968)        (70,291)       423,957         19,729       (431,797)

    Net realized gains (losses) on
      investments                       (2,825,193)     1,987,668         646,612     10,386,464      1,251,135        838,354

  Net change in unrealized
    appreciation (depreciation) of
    investments                          3,514,979      7,962,670       3,068,452     35,876,219      1,819,174      2,066,729
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        689,786      9,950,338       3,715,064     46,262,683      3,070,309      2,905,083
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    200,758      9,322,651       3,403,590     42,975,308      2,985,195      2,729,824
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                        IVY VIP        IVY VIP         IVY VIP
                                       PATHFINDER     PATHFINDER     PATHFINDER       IVY VIP        IVY VIP        IVY VIP
                                      MOD AGGR CL    MOD CONS CL     MODERATE CL     SCIENCE &      SMALL CAP      SMALL CAP
                                           II             II             II          TECH CL II     CORE CL II    GROWTH CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  2,073,229        567,187       1,612,099             --             --             --
  Mortality, expense and
    administrative charges (note 3)     (3,228,779)      (885,899)     (2,718,493)    (1,101,716)      (898,736)      (410,115)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net      (1,155,550)      (318,712)     (1,106,394)    (1,101,716)      (898,736)      (410,115)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund              14,954,585      3,288,081      11,415,405      6,304,924      7,175,195        708,791

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 35,857,603     12,087,974      31,697,047     14,684,748     14,294,399      4,236,518
    Cost of investments sold           (26,203,887)   (12,169,755)    (26,923,421)   (10,435,373)   (10,952,423)    (3,851,853)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       9,653,716        (81,781)      4,773,626      4,249,375      3,341,976        384,665

    Net realized gains (losses) on
      investments                       24,608,301      3,206,300      16,189,031     10,554,299     10,517,171      1,093,456

  Net change in unrealized
    appreciation (depreciation) of
    investments                         11,933,058      4,560,725      10,913,055      9,193,053     (1,883,437)     4,980,521
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     36,541,359      7,767,025      27,102,086     19,747,352      8,633,734      6,073,977
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 35,385,809      7,448,313      25,995,692     18,645,636      7,734,998      5,663,862
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                        JANUS                         JANUS
                                                        JANUS         HENDERSON        JANUS        HENDERSON        JANUS
                                        IVY VIP       HENDERSON     FLEXIBLE BOND    HENDERSON      MID CP VAL     HENDERSON
                                      VALUE CL II    BALANCED SS         SS           FORTY SS          SS        OVERSEAS SS
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  1,235,547        322,461         496,465             --        160,079        701,727
  Mortality, expense and
    administrative charges (note 3)     (1,172,803)      (325,351)       (274,565)      (557,351)      (366,994)      (609,924)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net          62,744         (2,890)        221,900       (557,351)      (206,915)        91,803
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,675,702         44,208              --      2,301,889        946,666             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 13,890,712      2,739,006       1,264,712     10,657,783      2,848,530     12,485,343
    Cost of investments sold           (13,065,864)    (2,210,258)     (1,267,622)   (11,468,135)    (2,651,420)   (19,100,832)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         824,848        528,748          (2,910)      (810,352)       197,110     (6,615,489)

    Net realized gains (losses) on
      investments                        2,500,550        572,956          (2,910)     1,491,537      1,143,776     (6,615,489)

  Net change in unrealized
    appreciation (depreciation) of
    investments                          6,608,150      2,956,697         119,937      9,170,485      1,946,025     17,723,840
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      9,108,700      3,529,653         117,027     10,662,022      3,089,801     11,108,351
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  9,171,444      3,526,763         338,927     10,104,671      2,882,886     11,200,154
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                        MFS VIT
                                                        MID CAP       MORGSTANLEY    MORNINGSTAR    MORNINGSTAR    MORNINGSTAR
                                       MFS VIT II     GROWTH SER      VIF EMG MK     AGGR GROWTH      BALANCED    CONSERVATIVE
                                      INTL VALUE SC       SC            EQ CL 2        ETF II         ETF II         ETF II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    181,393             --         199,635        101,108        970,586        252,026
  Mortality, expense and
    administrative charges (note 3)       (202,918)       (20,576)       (415,324)      (123,612)      (860,308)      (213,341)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (21,525)       (20,576)       (215,689)       (22,504)       110,278         38,685
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  13,225         76,533              --        497,055      3,664,160         68,616

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,924,227        510,835       7,204,859      1,287,550      8,249,837      3,406,492
    Cost of investments sold            (1,695,925)      (503,238)     (6,558,717)    (1,078,508)    (7,033,056)    (3,504,874)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         228,302          7,597         646,142        209,042      1,216,781        (98,382)

    Net realized gains (losses) on
      investments                          241,527         84,130         646,142        706,097      4,880,941        (29,766)

  Net change in unrealized
    appreciation (depreciation) of
    investments                          2,761,462        216,685       7,267,570        670,232      1,800,824        623,259
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      3,002,989        300,815       7,913,712      1,376,329      6,681,765        593,493
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  2,981,464        280,239       7,698,023      1,353,825      6,792,043        632,178
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                      MORNINGSTAR
                                       MORNINGSTAR       INC &       NEUBERGER       OPPENHEIMER    OPPENHEIMER    PIMCO VIT
                                       GROWTH ETF     GROWTH ETF     BERMAN SOC       INTL GROW      MS SM CAP     GLB DIV ALL
                                           II             II          RESP S CL         VA SS          VA SS         ADV CL
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    331,486        472,916          12,696        449,447         22,781      3,608,134
  Mortality, expense and
    administrative charges (note 3)       (360,855)      (403,216)        (55,325)      (580,141)       (60,095)    (1,677,323)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (29,369)        69,700         (42,629)      (130,694)       (37,314)     1,930,811
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,292,070      1,252,270         136,436             --        189,987             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  4,382,111      3,902,580         731,866      5,420,838      1,033,273      2,274,803
    Cost of investments sold            (2,935,187)    (3,731,601)       (660,040)    (5,046,797)    (1,094,206)    (2,346,108)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       1,446,924        170,979          71,826        374,041        (60,933)       (71,305)

    Net realized gains (losses) on
      investments                        2,738,994      1,423,249         208,262        374,041        129,054        (71,305)

  Net change in unrealized
    appreciation (depreciation) of
    investments                            809,100        747,859         373,504      8,238,750        320,404     14,941,761
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      3,548,094      2,171,108         581,766      8,612,791        449,458     14,870,456
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  3,518,725      2,240,808         539,137      8,482,097        412,144     16,801,267
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                       PIMCO VIT      PIMCO VIT       PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT
                                        LOW DUR      TOTAL RETURN      EQUITY        GROWTH AND     GROWTH OPP    INTER EQ CL
                                      PORT ADV CL       ADV CL      INCOME CL IB    INC CL IB (a)     CL IB            IB
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    782,171      3,174,782          94,265        144,006          5,830         79,044
  Mortality, expense and
    administrative charges (note 3)       (926,954)    (2,409,568)       (166,369)       (38,324)       (77,338)       (52,122)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (144,783)       765,214         (72,104)       105,682        (71,508)        26,922
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --         166,965        871,800         75,146             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,003,630      8,658,037       1,091,911      8,467,076      2,364,943      1,005,376
    Cost of investments sold            (6,134,155)    (8,977,857)       (822,509)    (8,433,314)    (2,274,972)      (805,198)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (130,525)      (319,820)        269,402         33,762         89,971        200,178

    Net realized gains (losses) on
      investments                         (130,525)      (319,820)        436,367        905,562        165,117        200,178

  Net change in unrealized
    appreciation (depreciation) of
    investments                            131,197      4,879,988       1,374,528       (546,988)     1,149,302        532,511
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net            672      4,560,168       1,810,895        358,574      1,314,419        732,689
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (144,111)     5,325,382       1,738,791        464,256      1,242,911        759,611
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                         SFT            SFT            SFT            SFT
                                       PUTNAM VT                      ADVANTUS        ADVANTUS       ADVANTUS       ADVANTUS
                                      MULTI-CAP GRO  SFT ADVANTUS      DYNAMIC       GOVT MONEY     INDEX 400     INDEX 500 CL
                                         CL IB        BOND CL 2        MGD VOL         MARKET        MC CL 2           2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     12,536             --              --         36,927             --             --
  Mortality, expense and
    administrative charges (note 3)        (24,390)    (2,772,362)     (4,575,350)      (391,900)      (990,127)    (2,153,594)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (11,854)    (2,772,362)     (4,575,350)      (354,973)      (990,127)    (2,153,594)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 142,129             --              --             --             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,041,747     15,463,989       7,543,717     19,127,381     19,456,448     21,485,290
    Cost of investments sold              (914,825)   (10,733,583)     (5,584,680)   (19,127,381)    (8,605,691)    (8,579,702)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         126,922      4,730,406       1,959,037             --     10,850,757     12,905,588

    Net realized gains (losses) on
      investments                          269,051      4,730,406       1,959,037             --     10,850,757     12,905,588

  Net change in unrealized
    appreciation (depreciation) of
    investments                             94,663      4,464,981      50,655,759             --      1,072,148     27,170,090
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        363,714      9,195,387      52,614,796             --     11,922,905     40,075,678
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    351,860      6,423,025      48,039,446       (354,973)    10,932,778     37,922,084
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                         SFT             SFT            SFT
                                          SFT          ADVANTUS       ADVANTUS        ADVANTUS                      SFT IVY
                                      ADVANTUS INTL    MGD VOL       MORTGAGE CL    REAL ESTATE      SFT IVY       SMALL CAP
                                       BOND CL 2        EQUITY            2             CL 2          GROWTH         GROWTH
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --             --              --             --             --             --
  Mortality, expense and
    administrative charges (note 3)     (1,127,398)    (3,051,000)       (801,174)    (1,063,087)    (2,617,919)      (648,379)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net      (1,127,398)    (3,051,000)       (801,174)    (1,063,087)    (2,617,919)      (648,379)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --              --             --             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  7,270,847      4,954,568       6,852,598      8,759,778     33,710,421      8,266,159
    Cost of investments sold            (4,814,929)    (4,416,078)     (5,310,493)    (4,098,323)   (23,955,825)    (5,966,170)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       2,455,918        538,490       1,542,105      4,661,455      9,754,596      2,299,989

    Net realized gains (losses) on
      investments                        2,455,918        538,490       1,542,105      4,661,455      9,754,596      2,299,989

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (1,478,350)    31,759,911        (404,275)      (623,384)    41,009,171      9,192,218
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        977,568     32,298,401       1,137,830      4,038,071     50,763,767     11,492,207
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (149,830)    29,247,401         336,656      2,974,984     48,145,848     10,843,828
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                          SFT
                                                      WELLINGTON       TOPS MGD        TOPS MGD       TOPS MGD      TOPS MGD
                                       SFT T. ROWE    CORE EQUITY     RISK BAL ETF    RISK FLEX     RISK GROWTH    RISK MOD
                                       PRICE VALUE        CL 2           CL 2            ETF          ETF CL 2     GRO ETF CL 2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --             --         333,748      1,127,013      1,296,541        425,737
  Mortality, expense and
    administrative charges (note 3)     (1,842,668)      (741,068)       (327,191)    (1,517,631)    (1,231,034)      (379,483)
  Fees waived (note 3)                          --         76,863              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net      (1,842,668)      (664,205)          6,557       (390,618)        65,507         46,254
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --          34,003             --             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 18,888,411      9,195,835       4,673,400      4,573,655      9,755,832      2,679,310
    Cost of investments sold           (14,691,828)    (7,128,878)     (4,440,687)    (4,326,446)    (8,983,273)    (2,509,650)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       4,196,583      2,066,957         232,713        247,209        772,559        169,660

    Net realized gains (losses) on
      investments                        4,196,583      2,066,957         266,716        247,209        772,559        169,660

  Net change in unrealized
    appreciation (depreciation) of
    investments                         17,803,582      7,894,305       1,682,655      9,940,053     11,413,652      2,823,538
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     22,000,165      9,961,262       1,949,371     10,187,262     12,186,211      2,993,198
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 20,157,497      9,297,057       1,955,928      9,796,644     12,251,718      3,039,452
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                       SEGREGATED SUB-ACCOUNTS*
                                                       ------------------------
                                                              TOTALS
                                                       ------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from underlying
    mutual fund                                        $            49,392,360
  Mortality, expense and administrative charges
    (note 3)                                                       (81,463,271)
  Fees waived (note 3)                                                  76,863
                                                       ------------------------
    Investment income (loss) - net                                 (31,994,048)
                                                       ------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS - NET
  Realized gain distributions from underlying mutual
    fund                                                           112,524,970

  Realized gains (losses) on sales of investments
    Proceeds from sales                                            743,438,131
    Cost of investments sold                                      (649,178,200)
                                                       ------------------------

  Realized gains (losses) on sales of investments                   94,259,931

    Net realized gains (losses) on investments                     206,784,901

  Net change in unrealized appreciation
    (depreciation) of investments                                  577,250,081
                                                       ------------------------

    Realized and unrealized gains (losses) on
      investments - net                                            784,034,982
                                                       ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $           752,040,934
                                                       ========================

See accompanying notes to financial statements.

--------
(a) For the period from January 1, 2017 through May 15, 2017.


                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      AB VPS                        AM CENTURY      AM CENTURY      AMER FUNDS    AMER FUNDS IS
                                    DYNASSTALL      AB VPS INTL      VP INC &       VP INFL PRO    IS GLBL BOND    GLBL GROWTH
                                       CL B         VALUE CL B       GRO CL II         CL II           CL 2            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (987,070)         (3,060)         22,534         268,122        (60,025)        (45,516)
  Net realized gains (losses)
    on investments                      186,974         (13,657)        290,220        (409,996)       (63,738)        496,657
  Net change in unrealized
    appreciation (depreciation)       3,300,546          (1,307)         58,718       2,194,132        101,717        (445,934)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,500,450         (18,024)        371,472       2,052,258        (22,046)          5,207
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         31,671,665         101,179       2,106,148       3,156,184      4,438,648       4,580,784
  Contract terminations,
    withdrawal payments and
    charges                          (4,936,437)       (132,360)     (1,013,106)     (8,684,849)    (1,642,832)     (3,627,294)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --              15              41           (492)             --
  Annuity benefit payments                   --              --            (340)         (7,350)        (1,383)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       26,735,228         (31,181)      1,092,717      (5,535,974)     2,793,941         953,490
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             29,235,678         (49,205)      1,464,189      (3,483,716)     2,771,895         958,697
Net assets at the beginning of
  year or period                    103,428,549         819,546       3,142,886      72,601,127      6,153,395      10,205,737
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 132,664,227         770,341       4,607,075      69,117,411      8,925,290      11,164,434
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     552,256           4,098          19,527         832,699       (121,274)        (82,921)
  Net realized gains (losses)
    on investments                      622,485          (2,492)        157,018        (592,757)        52,250         451,250
  Net change in unrealized
    appreciation (depreciation)      16,111,340         138,456         585,682       1,288,079        637,446       2,934,226
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         17,286,081         140,062         762,227       1,528,021        568,422       3,302,555
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         14,777,261         179,804         848,801       4,594,273      4,713,899       2,694,262
  Contract terminations,
    withdrawal payments and
    charges                          (6,959,361)       (325,950)     (1,473,272)     (4,317,070)    (1,446,426)     (1,948,987)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --              33             181             74              --
  Annuity benefit payments                   --              --            (377)         (9,103)        (3,199)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        7,817,900        (146,146)       (624,815)        268,281      3,264,348         745,275
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             25,103,981          (6,084)        137,412       1,796,302      3,832,770       4,047,830
Net assets at the beginning of
  year or period                    132,664,227         770,341       4,607,075      69,117,411      8,925,290      11,164,434
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 157,768,208         764,257       4,744,487      70,913,713     12,758,060      15,212,264
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   AMER FUNDS IS                   AMER FUNDS IS                  AMER FUNDS IS   AMER FUNDS IS
                                    GLBL SM CP     AMER FUNDS IS    GROWTH-INC     AMER FUNDS IS    NEW WORLD      US GOVT/AAA
                                       CL 2         GROWTH CL 2        CL 2          INTL CL 2         CL 2            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (85,841)       (221,704)         26,411          (3,288)       (49,504)          2,703
  Net realized gains (losses)
    on investments                    1,054,637       2,768,513       2,697,802       1,248,651        (73,939)        220,940
  Net change in unrealized
    appreciation (depreciation)        (827,178)       (103,198)       (377,046)       (850,687)       441,861        (333,831)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            141,618       2,443,611       2,347,167         394,676        318,418        (110,188)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,754,104       7,689,433       8,959,707       2,343,099      3,244,773       6,085,522
  Contract terminations,
    withdrawal payments and
    charges                          (1,444,739)     (3,507,054)     (1,187,555)     (2,602,554)    (1,499,066)     (2,686,976)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (635)            155            (110)             --           (138)             65
  Annuity benefit payments                 (195)         (2,058)         (2,369)             --           (838)           (944)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,308,535       4,180,476       7,769,673        (259,455)     1,744,731       3,397,667
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              1,450,153       6,624,087      10,116,840         135,221      2,063,149       3,287,479
Net assets at the beginning of
  year or period                      6,624,674      28,687,226      20,197,968      14,363,362      7,289,640       9,122,486
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   8,074,827      35,311,313      30,314,808      14,498,583      9,352,789      12,409,965
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (102,955)       (427,546)        (66,862)        (21,069)       (57,337)         (4,933)
  Net realized gains (losses)
    on investments                     (156,366)      4,316,187       1,502,239         418,760         43,868           7,399
  Net change in unrealized
    appreciation (depreciation)       2,357,100       5,795,437       4,181,698       3,967,076      2,727,770          15,198
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,097,779       9,684,078       5,617,075       4,364,767      2,714,301          17,664
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,633,170       8,092,645       3,820,892       4,249,164      2,248,405       2,795,334
  Contract terminations,
    withdrawal payments and
    charges                          (1,271,326)     (4,683,916)     (9,966,599)     (4,652,459)    (1,737,016)     (1,827,843)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              70          (1,716)         (1,604)             --             54              34
  Annuity benefit payments               (2,656)         (1,864)         (3,783)             --         (2,582)           (970)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,359,258       3,405,149      (6,151,094)       (403,295)       508,861         966,555
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              3,457,037      13,089,227        (534,019)      3,961,472      3,223,162         984,219
Net assets at the beginning of
  year or period                      8,074,827      35,311,313      30,314,808      14,498,583      9,352,789      12,409,965
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  11,531,864      48,400,540      29,780,789      18,460,055     12,575,951      13,394,184
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    CLEARBRIDGE    FIDELITY VIP                                      FRANKLIN        FRANKLIN
                                    VAR SM GRO        EQUITY       FIDELITY VIP    FRANKLIN DEV     MUTUAL SHS     SMALL CP VAL
                                       CL II        INCOME SC2      MID CAP SC2    MKTS VIP CL 2     VIP CL 2        VIP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (18,775)        602,109        (396,229)       (115,726)        36,326        (182,255)
  Net realized gains (losses)
    on investments                       34,830       3,951,121       3,729,055        (450,933)       783,067       4,650,545
  Net change in unrealized
    appreciation (depreciation)          96,162       6,151,193         243,132       3,553,870        (10,376)      2,175,393
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            112,217      10,704,423       3,575,958       2,987,211        809,017       6,643,683
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            985,856       8,949,426       1,853,433       5,348,528        117,962       8,933,292
  Contract terminations,
    withdrawal payments and
    charges                            (246,316)     (8,626,734)     (5,529,395)     (6,634,364)    (1,125,845)     (3,149,929)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period               3           5,406           7,651        (112,616)           148             (17)
  Annuity benefit payments                 (272)        (64,990)        (33,373)        (10,101)        (2,189)         (5,330)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                          739,271         263,108      (3,701,684)     (1,408,553)    (1,009,924)      5,778,016
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                851,488      10,967,531        (125,726)      1,578,658       (200,907)     12,421,699
Net assets at the beginning of
  year or period                        849,020      70,913,034      36,635,920      19,589,327      6,445,223      24,068,722
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   1,700,508      81,880,565      36,510,194      21,167,985      6,244,316      36,490,421
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (125,507)         (7,536)       (350,821)        (93,632)       107,155        (324,681)
  Net realized gains (losses)
    on investments                      373,829       8,787,112       3,037,499        (244,693)       756,045       2,228,052
  Net change in unrealized
    appreciation (depreciation)       1,153,801        (826,392)      3,921,828       8,722,436       (343,135)        548,969
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          1,402,123       7,953,184       6,608,506       8,384,111        520,065       2,452,340
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          8,961,301       2,650,104       2,049,785       5,874,970      5,058,839       2,640,871
  Contract terminations,
    withdrawal payments and
    charges                            (757,631)    (17,658,187)     (4,906,257)     (6,226,841)    (1,171,569)    (12,190,288)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period               7             752           9,351           2,538            109              94
  Annuity benefit payments                 (325)        (56,670)        (33,612)        (10,867)        (1,967)         (6,767)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        8,203,352     (15,064,001)     (2,880,733)       (360,200)     3,885,412      (9,556,090)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              9,605,475      (7,110,817)      3,727,773       8,023,911      4,405,477      (7,103,750)
Net assets at the beginning of
  year or period                      1,700,508      81,880,565      36,510,194      21,167,985      6,244,316      36,490,421
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  11,305,983      74,769,748      40,237,967      29,191,896     10,649,793      29,386,671
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   FRANKLIN SM-       GOLDMAN        GOLDMAN        INVESCO VI      INVESCO VI      INVESCO VI
                                     MD CP GR       SACHS VI HQ     SACHS VIT       AMER VALUE       COMSTOCK      EQUITY & INC
                                     VIP CL 2        FLT RT SS     GBL TRNDS SS        SR II          SR II           SR II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (114,414)       (170,764)     (1,197,079)       (112,612)       (70,361)          2,796
  Net realized gains (losses)
    on investments                      310,002        (155,332)       (186,289)         59,621      7,484,037           6,652
  Net change in unrealized
    appreciation (depreciation)          87,777         155,632       4,764,863       1,211,754        180,876         549,205
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            283,365        (170,464)      3,381,495       1,158,763      7,594,552         558,653
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,326,972       4,170,316      23,873,915       2,671,837      3,544,484       1,689,203
  Contract terminations,
    withdrawal payments and
    charges                          (2,939,025)     (3,087,961)     (6,381,824)     (2,174,966)    (9,035,966)     (1,352,111)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period             803            (133)             --            (594)          (925)             --
  Annuity benefit payments              (10,121)         (3,153)             --            (600)        (7,733)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,621,371)      1,079,069      17,492,091         495,677     (5,500,140)        337,092
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (1,338,006)        908,605      20,873,586       1,654,440      2,094,412         895,745
Net assets at the beginning of
  year or period                     10,189,765      38,011,013      97,038,369       7,575,022     48,489,273       4,142,909
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   8,851,759      38,919,618     117,911,955       9,229,462     50,583,685       5,038,654
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (109,949)        (72,919)     (1,418,804)        (87,098)       309,671           9,858
  Net realized gains (losses)
    on investments                      443,690         (81,660)      3,752,258        (109,263)     4,828,337         116,357
  Net change in unrealized
    appreciation (depreciation)       1,344,104         156,040      11,637,156         936,534      3,274,396         468,267
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          1,677,845           1,461      13,970,610         740,173      8,412,404         594,482
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,012,609       3,629,822      11,743,846       1,193,505      6,244,185       2,857,118
  Contract terminations,
    withdrawal payments and
    charges                          (2,037,049)     (2,334,117)     (4,938,971)     (1,399,263)    (6,054,741)       (766,619)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           1,571              17              --             170            327              --
  Annuity benefit payments               (9,158)         (3,459)             --          (3,339)       (12,845)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,032,027)      1,292,263       6,804,875        (208,927)       176,926       2,090,499
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                645,818       1,293,724      20,775,485         531,246      8,589,330       2,684,981
Net assets at the beginning of
  year or period                      8,851,759      38,919,618     117,911,955       9,229,462     50,583,685       5,038,654
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   9,497,577      40,213,342     138,687,440       9,760,708     59,173,015       7,723,635
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    INVESCO VI      INVESCO VI                                       IVY VIP
                                   GROWTH & INC     SM CAP EQTY    IVY VIP ADV    IVY VIP ASSET     BALANCED        IVY VIP
                                       SR II           SR II       RE SEC CL II   STRATEGY CL II      CL II        BOND CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (18,947)       (293,741)        (56,678)     (1,335,702)       158,439       1,396,410
  Net realized gains (losses)
    on investments                      253,008       2,288,232       2,555,050      (2,452,406)    15,191,944      (1,135,673)
  Net change in unrealized
    appreciation (depreciation)         159,679          39,984      (2,163,481)     (3,035,417)   (14,661,489)      3,324,305
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            393,740       2,034,475         334,891      (6,823,525)       688,894       3,585,042
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          6,440,410         911,159       1,084,885       3,533,077      5,637,880       5,267,087
  Contract terminations,
    withdrawal payments and
    charges                            (630,468)     (2,676,490)     (2,250,037)    (29,296,611)   (15,843,990)    (13,864,572)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --             (31)            (12)         (6,244)      (270,317)             52
  Annuity benefit payments                   --          (2,043)         (3,383)        (58,793)      (322,870)        (26,154)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        5,809,942      (1,767,405)     (1,168,547)    (25,828,571)   (10,799,297)     (8,623,587)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              6,203,682         267,070        (833,656)    (32,652,096)   (10,110,403)     (5,038,545)
Net assets at the beginning of
  year or period                      2,872,050      20,544,059      12,978,484     178,007,763    120,157,549     137,757,285
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   9,075,732      20,811,129      12,144,828     145,355,667    110,047,146     132,718,740
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (40,636)       (301,028)        (24,894)        190,047        398,509         361,747
  Net realized gains (losses)
    on investments                      176,107       1,428,012       2,066,864      (2,035,673)       397,339         714,359
  Net change in unrealized
    appreciation (depreciation)         836,483       1,273,188      (1,611,245)     24,098,866      9,574,879       2,508,598
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            971,954       2,400,172         430,725      22,253,240     10,370,727       3,584,704
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            654,483         542,617         495,000       1,488,988      5,087,392       9,544,179
  Contract terminations,
    withdrawal payments and
    charges                          (2,322,235)     (2,631,086)     (2,126,784)    (23,992,141)   (16,230,839)     (6,587,527)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              41             491          (4,441)       (12,851)          1,474
  Annuity benefit payments                   --          (2,242)         (3,613)        (51,177)      (304,910)        (23,851)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,667,752)     (2,090,670)     (1,634,906)    (22,558,771)   (11,461,208)      2,934,275
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                               (695,798)        309,502      (1,204,181)       (305,531)    (1,090,481)      6,518,979
Net assets at the beginning of
  year or period                      9,075,732      20,811,129      12,144,828     145,355,667    110,047,146     132,718,740
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   8,379,934      21,120,631      10,940,647     145,050,136    108,956,665     139,237,719
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                     IVY VIP                         IVY VIP        IVY VIP         IVY VIP
                                  IVY VIP CORE      DIVIDEND         IVY VIP       GLOBAL BOND       GLOBAL        GOVT MONEY
                                  EQUITY CL II      OPP CL II     ENERGY CL II        CL II       GROWTH CL II    MARKET CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (930,175)        (30,480)        (84,843)        149,031       (790,525)       (129,826)
  Net realized gains (losses)
    on investments                   10,386,485       2,296,389         131,636         (66,692)     2,102,428             333
  Net change in unrealized
    appreciation (depreciation)      (7,020,835)     (1,107,411)      1,824,862         279,904     (4,302,771)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,435,475       1,158,498       1,871,655         362,243     (2,990,868)       (129,493)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          5,375,451       1,615,909         923,590         517,602      3,252,143       5,149,679
  Contract terminations,
    withdrawal payments and
    charges                         (11,450,281)     (3,585,610)     (1,487,407)       (853,285)    (6,827,331)     (7,298,309)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           6,930          (1,515)            276              (2)         1,906              (9)
  Annuity benefit payments              (50,345)        (12,378)         (1,138)         (1,758)       (14,394)           (468)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (6,118,245)     (1,983,594)       (564,679)       (337,443)    (3,587,676)     (2,149,107)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (3,682,770)       (825,096)      1,306,976          24,800     (6,578,544)     (2,278,600)
Net assets at the beginning of
  year or period                    102,974,780      22,422,853       5,679,106       6,698,183     69,043,299      12,769,086
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  99,292,010      21,597,757       6,986,082       6,722,983     62,464,755      10,490,486
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (961,751)        (29,180)        (42,394)         91,955       (915,625)        (75,445)
  Net realized gains (losses)
    on investments                    2,570,012       1,605,709        (153,739)        (35,760)     3,675,278             587
  Net change in unrealized
    appreciation (depreciation)      16,434,566       1,198,636        (748,570)        129,274     10,622,145              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         18,042,827       2,775,165        (944,703)        185,469     13,381,798         (74,858)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,929,159         379,243       1,408,412         508,557        803,022       1,645,468
  Contract terminations,
    withdrawal payments and
    charges                         (13,520,640)     (3,465,799)     (1,316,294)       (862,156)   (10,420,331)     (1,880,767)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period          12,242           1,598             391               1          3,195              33
  Annuity benefit payments              (53,670)        (13,219)         (1,266)         (1,753)       (17,380)         (1,674)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (11,632,909)     (3,098,177)         91,243        (355,351)    (9,631,494)       (236,940)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              6,409,918        (323,012)       (853,460)       (169,882)     3,750,304        (311,798)
Net assets at the beginning of
  year or period                     99,292,010      21,597,757       6,986,082       6,722,983     62,464,755      10,490,486
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 105,701,928      21,274,745       6,132,622       6,553,101     66,215,059      10,178,688
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                   IVY VIP INTL       IVY VIP      IVY VIP MICRO   IVY VIP MID
                                      IVY VIP      IVY VIP HIGH     CORE EQUITY    LIMITED-TERM     CAP GROWTH      CAP GROWTH
                                   GROWTH CL II    INCOME CL II        CL II        BOND CL II        CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (785,703)      5,219,586         111,542          70,085       (306,896)       (863,440)
  Net realized gains (losses)
    on investments                    6,513,145         508,431      (3,559,598)       (167,492)     1,779,897       5,434,859
  Net change in unrealized
    appreciation (depreciation)      (5,966,637)      6,249,235       2,846,453         299,740      1,245,658      (1,641,872)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                           (239,195)     11,977,252        (601,603)        202,333      2,718,659       2,929,547
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,195,010       7,653,902       5,844,605       5,595,576      2,106,843       2,709,431
  Contract terminations,
    withdrawal payments and
    charges                          (7,517,916)    (12,790,432)    (18,540,714)     (3,519,129)    (4,433,684)     (7,112,617)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           2,448           1,070         (96,426)             --          2,109             (31)
  Annuity benefit payments              (20,266)        (41,738)       (141,565)             --         (7,518)         (6,340)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (6,340,724)     (5,177,198)    (12,934,100)      2,076,447     (2,332,250)     (4,409,557)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (6,579,919)      6,800,054     (13,535,703)      2,278,780        386,409      (1,480,010)
Net assets at the beginning of
  year or period                     61,983,332      85,240,150     164,116,138      37,336,399     23,559,362      61,788,557
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  55,403,413      92,040,204     150,580,435      39,615,179     23,945,771      60,308,547
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (675,478)      3,742,593         183,924         110,905       (399,072)       (901,983)
  Net realized gains (losses)
    on investments                    7,604,606        (248,019)      5,020,304        (105,724)      (392,601)      3,970,497
  Net change in unrealized
    appreciation (depreciation)       7,324,244       1,107,257      25,636,455          27,322      2,694,584      11,116,890
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         14,253,372       4,601,831      30,840,683          32,503      1,902,911      14,185,404
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,176,404       4,219,623       3,203,636       4,680,478      8,347,069       1,314,304
  Contract terminations,
    withdrawal payments and
    charges                         (11,373,254)    (11,867,521)    (22,933,611)     (2,568,384)    (3,856,474)    (10,016,427)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           3,927           1,982          27,777              --            711             472
  Annuity benefit payments              (25,552)        (42,861)       (148,354)             --         (7,649)         (8,969)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (10,218,475)     (7,688,777)    (19,850,552)      2,112,094      4,483,657      (8,710,620)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              4,034,897      (3,086,946)     10,990,131       2,144,597      6,386,568       5,474,784
Net assets at the beginning of
  year or period                     55,403,413      92,040,204     150,580,435      39,615,179     23,945,771      60,308,547
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  59,438,310      88,953,258     161,570,566      41,759,776     30,332,339      65,783,331
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                                     IVY VIP
                                     IVY VIP       IVY VIP PATH    IVY VIP PATH    IVY VIP PATH     PATHFINDER       IVY VIP
                                   NATURAL RES        MOD AGG         MOD CON         MOD MVF       AGGRESSIVE     PATHFINDER
                                      CL II          MVF CL II       MVF CL II         CL II          CL II       CONSERV CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (275,325)       (245,936)       (247,635)     (2,364,488)        14,852         (40,654)
  Net realized gains (losses)
    on investments                     (808,466)      2,299,688         626,246       9,991,811      1,646,869       1,722,349
  Net change in unrealized
    appreciation (depreciation)       8,124,926      (1,284,598)       (276,249)     (4,276,426)    (1,113,754)     (1,217,486)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          7,041,135         769,154         102,362       3,350,897        547,967         464,209
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          8,914,305      14,301,461      12,797,657      84,423,160      1,412,238       1,982,764
  Contract terminations,
    withdrawal payments and
    charges                          (5,359,288)     (5,389,113)     (4,753,136)     (9,317,330)    (2,716,183)     (4,660,966)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (728)             --              --              --             --             (15)
  Annuity benefit payments               (3,883)             --              --              --             --         (13,968)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        3,550,406       8,912,348       8,044,521      75,105,830     (1,303,945)     (2,692,185)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             10,591,541       9,681,502       8,146,883      78,456,727       (755,978)     (2,227,976)
Net assets at the beginning of
  year or period                     30,520,850      52,387,086      25,940,994     266,681,466     18,139,163      34,384,095
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  41,112,391      62,068,588      34,087,877     345,138,193     17,383,185      32,156,119
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (489,028)       (627,687)       (311,474)     (3,287,375)       (85,114)       (175,259)
  Net realized gains (losses)
    on investments                   (2,825,193)      1,987,668         646,612      10,386,464      1,251,135         838,354
  Net change in unrealized
    appreciation (depreciation)       3,514,979       7,962,670       3,068,452      35,876,219      1,819,174       2,066,729
                                  --------------  --------------  --------------  --------------  -------------   -------------
  Net increase (decrease) in
    net assets resulting from
    operations                          200,758       9,322,651       3,403,590      42,975,308      2,985,195       2,729,824
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          4,235,900      10,512,934       1,600,403      23,779,477      1,588,406       1,404,684
  Contract terminations,
    withdrawal payments and
    charges                         (10,625,216)     (4,820,278)     (4,040,135)    (12,629,776)    (4,227,834)     (6,689,469)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period             375              --              --              --             --               9
  Annuity benefit payments               (5,995)             --              --              --             --         (12,089)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (6,394,936)      5,692,656      (2,439,732)     11,149,701     (2,639,428)     (5,296,865)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (6,194,178)     15,015,307         963,858      54,125,009        345,767      (2,567,041)
Net assets at the beginning of
  year or period                     41,112,391      62,068,588      34,087,877     345,138,193     17,383,185      32,156,119
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  34,918,213      77,083,895      35,051,735     399,263,202     17,728,952      29,589,078
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP
                                    PATHFINDER      PATHFINDER      PATHFINDER        IVY VIP        IVY VIP         IVY VIP
                                     MOD AGGR        MOD CONS        MODERATE        SCIENCE &      SMALL CAP       SMALL CAP
                                       CL II           CL II           CL II        TECH CL II      CORE CL II     GROWTH CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     806,128          14,673          25,569        (950,966)      (537,568)       (387,733)
  Net realized gains (losses)
    on investments                   25,875,481       5,251,190      19,295,036       5,274,271      6,939,640       3,875,192
  Net change in unrealized
    appreciation (depreciation)     (19,009,080)     (4,042,206)    (14,649,917)     (4,446,638)     7,280,872      (2,921,904)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          7,672,529       1,223,657       4,670,688        (123,333)    13,682,944         565,555
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            914,930         667,586       1,134,838       3,766,031      6,736,542       1,952,405
  Contract terminations,
    withdrawal payments and
    charges                         (14,763,475)     (5,279,600)    (12,978,067)    (12,571,818)   (10,304,453)     (3,034,207)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --            (725)        (14,044)      (211,956)            102
  Annuity benefit payments                   --              --          (2,586)        (35,730)       (30,186)         (2,632)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (13,848,545)     (4,612,014)    (11,846,540)     (8,855,561)    (3,810,053)     (1,084,332)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (6,176,016)     (3,388,357)     (7,175,852)     (8,978,894)     9,872,891        (518,777)
Net assets at the beginning of
  year or period                    252,183,485      73,874,734     216,131,907      70,869,765     53,459,734      28,383,251
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 246,007,469      70,486,377     208,956,055      61,890,871     63,332,625      27,864,474
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $  (1,155,550)       (318,712)     (1,106,394)     (1,101,716)      (898,736)       (410,115)
  Net realized gains (losses)
    on investments                   24,608,301       3,206,300      16,189,031      10,554,299     10,517,171       1,093,456
  Net change in unrealized
    appreciation (depreciation)      11,933,058       4,560,725      10,913,055       9,193,053     (1,883,437)      4,980,521
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         35,385,809       7,448,313      25,995,692      18,645,636      7,734,998       5,663,862
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            857,911         429,120         550,126      16,005,447     10,867,586         770,586
  Contract terminations,
    withdrawal payments and
    charges                         (32,761,667)    (11,219,089)    (29,106,700)    (13,782,337)   (13,577,445)     (3,900,339)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --             188           3,513          1,635             480
  Annuity benefit payments                   --              --          (3,788)        (39,612)       (33,519)         (2,432)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (31,903,756)    (10,789,969)    (28,560,174)      2,187,011     (2,741,743)     (3,131,705)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              3,482,053      (3,341,656)     (2,564,482)     20,832,647      4,993,255       2,532,157
Net assets at the beginning of
  year or period                    246,007,469      70,486,377     208,956,055      61,890,871     63,332,625      27,864,474
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 249,489,522      67,144,721     206,391,573      82,723,518     68,325,880      30,396,631
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                      JANUS                          JANUS
                                                      JANUS         HENDERSON         JANUS        HENDERSON         JANUS
                                     IVY VIP        HENDERSON       FLEXIBLE        HENDERSON        MID CP        HENDERSON
                                   VALUE CL II     BALANCED SS       BOND SS        FORTY SS         VAL SS       OVERSEAS SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (104,740)        117,609         173,115        (548,439)      (129,603)      1,411,363
  Net realized gains (losses)
    on investments                    9,091,626         630,143          (3,621)      2,326,623      3,292,439        (524,303)
  Net change in unrealized
    appreciation (depreciation)        (567,077)       (124,870)       (264,478)     (1,491,706)       558,687      (4,371,883)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          8,419,809         622,882         (94,984)        286,478      3,721,523      (3,484,823)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          4,894,465       3,192,800      10,613,499       6,895,380      1,231,347       3,520,939
  Contract terminations,
    withdrawal payments and
    charges                         (17,811,618)     (4,381,590)       (873,978)    (12,687,634)    (2,752,122)     (5,174,682)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period         (87,666)             (5)           (507)          4,235           (286)          2,283
  Annuity benefit payments              (80,379)         (2,180)           (156)        (25,994)        (3,112)        (21,196)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (13,085,198)     (1,190,975)      9,738,858      (5,814,013)    (1,524,173)     (1,672,656)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (4,665,389)       (568,093)      9,643,874      (5,527,535)     2,197,350      (5,157,479)
Net assets at the beginning of
  year or period                     94,101,042      22,204,991       7,574,771      41,255,223     22,615,507      45,930,770
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  89,435,653      21,636,898      17,218,645      35,727,688     24,812,857      40,773,291
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $      62,744          (2,890)        221,900        (557,351)      (206,915)         91,803
  Net realized gains (losses)
    on investments                    2,500,550         572,956          (2,910)      1,491,537      1,143,776      (6,615,489)
  Net change in unrealized
    appreciation (depreciation)       6,608,150       2,956,697         119,937       9,170,485      1,946,025      17,723,840
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          9,171,444       3,526,763         338,927      10,104,671      2,882,886      11,200,154
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,578,523       2,476,923       4,529,649      11,511,586        985,599       4,264,293
  Contract terminations,
    withdrawal payments and
    charges                         (12,860,340)     (2,500,705)     (1,196,576)    (10,287,509)    (2,626,660)    (11,935,758)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period          22,816               2              52           7,288             62           3,305
  Annuity benefit payments              (93,915)         (2,624)         (1,920)        (31,963)        (4,394)        (18,358)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (11,352,916)        (26,404)      3,331,205       1,199,402     (1,645,393)     (7,686,518)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (2,181,472)      3,500,359       3,670,132      11,304,073      1,237,493       3,513,636
Net assets at the beginning of
  year or period                     89,435,653      21,636,898      17,218,645      35,727,688     24,812,857      40,773,291
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  87,254,181      25,137,257      20,888,777      47,031,761     26,050,350      44,286,927
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      MFS VIT
                                      MFS VIT         MID CAP       MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                   II INTL VALUE    GROWTH SER        VIF EMG       AGGR GROWTH      BALANCED      CONSERVATIVE
                                        SC              SC          MK EQ CL 2        ETF II          ETF II          ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (11,731)        (20,422)       (240,948)        (10,898)       162,887           9,291
  Net realized gains (losses)
    on investments                      189,538         113,688        (118,328)        839,777      3,803,593         312,525
  Net change in unrealized
    appreciation (depreciation)         (63,733)        (58,970)      1,622,569         (95,874)        11,520          67,232
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            114,074          34,296       1,263,293         733,005      3,978,000         389,048
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          7,125,271         334,595       2,674,894       2,021,433      2,772,153       2,145,352
  Contract terminations,
    withdrawal payments and
    charges                            (617,712)       (493,576)     (3,389,486)     (2,019,683)    (5,214,030)     (1,607,894)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (648)             --            (279)             --         (9,503)             --
  Annuity benefit payments                 (195)             --          (1,470)             --        (22,317)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        6,506,716        (158,981)       (716,341)          1,750     (2,473,697)        537,458
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              6,620,790        (124,685)        546,952         734,755      1,504,303         926,506
Net assets at the beginning of
  year or period                      4,333,292       1,345,365      22,587,299       7,062,789     59,036,007      13,536,028
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  10,954,082       1,220,680      23,134,251       7,797,544     60,540,310      14,462,534
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (21,525)        (20,576)       (215,689)        (22,504)       110,278          38,685
  Net realized gains (losses)
    on investments                      241,527          84,130         646,142         706,097      4,880,941         (29,766)
  Net change in unrealized
    appreciation (depreciation)       2,761,462         216,685       7,267,570         670,232      1,800,824         623,259
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,981,464         280,239       7,698,023       1,353,825      6,792,043         632,178
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          3,210,874         176,733       4,590,734         969,700      1,834,470       2,294,315
  Contract terminations,
    withdrawal payments and
    charges                          (1,847,427)       (493,371)     (6,889,036)     (1,195,034)    (7,462,779)     (3,241,878)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              71              --              75              --          1,466              --
  Annuity benefit payments               (2,725)             --          (4,214)             --        (23,491)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,360,793        (316,638)     (2,302,441)       (225,334)    (5,650,334)       (947,563)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              4,342,257         (36,399)      5,395,582       1,128,491      1,141,709        (315,385)
Net assets at the beginning of
  year or period                     10,954,082       1,220,680      23,134,251       7,797,544     60,540,310      14,462,534
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  15,296,339       1,184,281      28,529,833       8,926,035     61,682,019      14,147,149
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    MORNINGSTAR     MORNINGSTAR      NEUBERGER      OPPENHEIMER    OPPENHEIMER      PIMCO VIT
                                    GROWTH ETF     INC & GROWTH     BERMAN SOC       INTL GROW      MS SM CAP      GLB DIV ALL
                                        II            ETF II         RESP S CL         VA SS          VA SS           ADV CL
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (14,354)         55,139         (25,417)       (237,465)       (42,881)        264,798
  Net realized gains (losses)
    on investments                    2,133,366       1,455,865         131,006         836,575          6,336        (368,963)
  Net change in unrealized
    appreciation (depreciation)        (273,584)       (183,100)        116,604      (2,078,671)       542,419       5,823,911
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          1,845,428       1,327,904         222,193      (1,479,561)       505,874       5,719,746
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,418,266       1,132,531       1,101,904       3,446,761      1,102,562      23,352,670
  Contract terminations,
    withdrawal payments and
    charges                          (2,639,139)     (2,748,873)       (269,246)     (2,650,982)      (611,081)     (4,470,898)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --            (257)           (335)            --              --
  Annuity benefit payments                   --              --             (78)         (2,408)            --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,220,873)     (1,616,342)        832,323         793,036        491,481      18,881,772
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                624,555        (288,438)      1,054,516        (686,525)       997,355      24,601,518
Net assets at the beginning of
  year or period                     23,367,932      28,351,506       2,188,683      36,036,841      2,816,556      76,801,335
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  23,992,487      28,063,068       3,243,199      35,350,316      3,813,911     101,402,853
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (29,369)         69,700         (42,629)       (130,694)       (37,314)      1,930,811
  Net realized gains (losses)
    on investments                    2,738,994       1,423,249         208,262         374,041        129,054         (71,305)
  Net change in unrealized
    appreciation (depreciation)         809,100         747,859         373,504       8,238,750        320,404      14,941,761
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          3,518,725       2,240,808         539,137       8,482,097        412,144      16,801,267
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,134,273         846,485         573,146       1,417,318        575,706      23,931,455
  Contract terminations,
    withdrawal payments and
    charges                          (4,084,435)     (3,532,404)       (696,144)     (4,983,867)      (997,261)     (1,847,215)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              31              --              28             191             --              --
  Annuity benefit payments               (2,379)             --          (1,041)         (6,691)            --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,952,510)     (2,685,919)       (124,011)     (3,573,049)      (421,555)     22,084,240
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              1,566,215        (445,111)        415,126       4,909,048         (9,411)     38,885,507
Net assets at the beginning of
  year or period                     23,992,487      28,063,068       3,243,199      35,350,316      3,813,911     101,402,853
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  25,558,702      27,617,957       3,658,325      40,259,364      3,804,500     140,288,360
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO VIT       PIMCO VIT       PUTNAM VT      PUTNAM VT       PUTNAM VT       PUTNAM VT
                                   LOW DUR PORT    TOTAL RETURN    EQUITY INCOME    GROWTH AND      GROWTH OPP       INTER
                                      ADV CL          ADV CL          CL IB        INC CL IB (a)    CL IB (b)       EQ CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (52,539)        836,508          20,075          12,883        (11,619)         57,530
  Net realized gains (losses)
    on investments                     (116,505)       (792,196)        247,256         285,347       (216,336)        142,778
  Net change in unrealized
    appreciation (depreciation)          52,219       1,808,673         330,395         878,437       (268,872)       (328,853)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                           (116,825)      1,852,985         597,726       1,176,667       (496,827)       (128,545)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          4,798,546       8,096,063         668,193       1,977,598      7,688,976         464,921
  Contract terminations,
    withdrawal payments and
    charges                          (6,265,422)    (18,300,985)       (741,708)     (4,973,849)    (3,431,454)       (527,668)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (605)           (431)            (46)           (883)           276            (528)
  Annuity benefit payments               (7,843)        (11,442)         (2,402)         (3,111)          (406)         (4,509)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,475,324)    (10,216,795)        (75,963)     (3,000,245)     4,257,392         (67,784)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (1,592,149)     (8,363,810)        521,763      (1,823,578)     3,760,565        (196,329)
Net assets at the beginning of
  year or period                     63,470,761     166,770,221       4,834,224       8,196,579             --       3,508,668
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  61,878,612     158,406,411       5,355,987       6,373,001      3,760,565       3,312,339
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (144,783)        765,214         (72,104)        105,682        (71,508)         26,922
  Net realized gains (losses)
    on investments                     (130,525)       (319,820)        436,367         905,562        165,117         200,178
  Net change in unrealized
    appreciation (depreciation)         131,197       4,879,988       1,374,528        (546,988)     1,149,302         532,511
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                           (144,111)      5,325,382       1,738,791         464,256      1,242,911         759,611
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          7,431,800      13,496,760       9,462,611       1,614,746      4,133,549         123,764
  Contract terminations,
    withdrawal payments and
    charges                          (5,613,314)     (7,623,332)     (1,007,921)     (8,450,078)    (2,313,235)       (957,608)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period             117             240             202              85              1             265
  Annuity benefit payments              (10,851)        (14,034)         (5,607)         (2,010)          (495)         (3,800)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,807,752       5,859,634       8,449,285      (6,837,257)     1,819,820        (837,379)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              1,663,641      11,185,016      10,188,076      (6,373,001)     3,062,731         (77,768)
Net assets at the beginning of
  year or period                     61,878,612     158,406,411       5,355,987       6,373,001      3,760,565       3,312,339
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  63,542,253     169,591,427      15,544,063              --      6,823,296       3,234,571
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     PUTNAM VT       PUTNAM VT                     SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS
                                     MULTI-CAP        VOYAGER      SFT ADVANTUS       DYNAMIC       GOVT MONEY      INDEX 400
                                     GRO CL IB       CL IB (c)       BOND CL 2        MGD VOL         MARKET         MC CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (44,374)        (20,425)     (2,730,312)     (3,309,954)      (488,611)       (862,385)
  Net realized gains (losses)
    on investments                      565,911         (26,132)      5,040,501       1,183,744             --       4,095,635
  Net change in unrealized
    appreciation (depreciation)        (175,456)        726,977       3,284,931      18,533,704         17,305       9,022,549
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            346,081         680,420       5,595,120      16,407,494       (471,306)     12,255,799
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,034,682       1,280,989      12,880,593      62,054,116     17,297,849      13,986,339
  Contract terminations,
    withdrawal payments and
    charges                          (4,211,916)     (9,105,264)    (15,924,650)     (8,702,721)   (19,451,319)     (8,508,565)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --          (3,535)             --       (193,750)          4,787
  Annuity benefit payments                   --              --        (131,860)             --        (14,789)        (62,022)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (3,177,234)     (7,824,275)     (3,179,452)     53,351,395     (2,362,009)      5,420,539
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (2,831,153)     (7,143,855)      2,415,668      69,758,889     (2,833,315)     17,676,338
Net assets at the beginning of
  year or period                      3,963,044       7,143,855     193,255,265     203,486,820     36,958,618      67,076,129
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   1,131,891              --     195,670,933     273,245,709     34,125,303      84,752,467
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (11,854)             --      (2,772,362)     (4,575,350)      (354,973)       (990,127)
  Net realized gains (losses)
    on investments                      269,051              --       4,730,406       1,959,037             --      10,850,757
  Net change in unrealized
    appreciation (depreciation)          94,663              --       4,464,981      50,655,759             --       1,072,148
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            351,860              --       6,423,025      48,039,446       (354,973)     10,932,778
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,598,250              --      12,895,384      44,951,039     11,193,373       5,798,752
  Contract terminations,
    withdrawal payments and
    charges                          (1,020,344)             --     (13,833,057)     (6,601,987)   (18,847,526)    (18,672,004)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --           9,294              --            570           3,000
  Annuity benefit payments                   --              --        (125,039)             --        (14,331)        (51,649)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                          577,906              --      (1,053,418)     38,349,052     (7,667,914)    (12,921,901)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                929,766              --       5,369,607      86,388,498     (8,022,887)     (1,989,123)
Net assets at the beginning of
  year or period                      1,131,891              --     195,670,933     273,245,709     34,125,303      84,752,467
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   2,061,657              --     201,040,540     359,634,207     26,102,416      82,763,344
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                   SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS
                                   SFT ADVANTUS    SFT ADVANTUS      MGD VOL         MORTGAGE      REAL ESTATE       SFT IVY
                                  INDEX 500 CL 2  INTL BOND CL 2     EQUITY            CL 2           CL 2           GROWTH
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $  (1,857,155)     (1,118,292)     (1,271,417)       (838,641)    (1,085,864)     (2,582,832)
  Net realized gains (losses)
    on investments                   11,820,420       2,540,848          15,333       1,583,804      6,058,540       4,434,020
  Net change in unrealized
    appreciation (depreciation)       8,018,285         (42,912)      1,049,280        (789,191)    (2,651,198)     (2,975,510)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         17,981,550       1,379,644        (206,804)        (44,028)     2,321,478      (1,124,322)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         18,512,945       4,346,018     172,392,042       6,572,152      6,904,375       3,883,133
  Contract terminations,
    withdrawal payments and
    charges                         (13,879,295)     (7,445,332)       (645,791)     (6,596,749)   (10,591,778)    (25,953,783)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period         146,204           4,588              --          (3,474)         7,534        (211,293)
  Annuity benefit payments           (5,083,271)        (32,468)             --         (61,135)       (59,136)       (216,589)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                         (303,417)     (3,127,194)    171,746,251         (89,206)    (3,739,005)    (22,498,532)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             17,678,133      (1,747,550)    171,539,447        (133,234)    (1,417,527)    (23,622,854)
Net assets at the beginning of
  year or period                    175,837,831      85,334,680       5,362,137      59,041,770     78,465,052     209,421,578
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 193,515,964      83,587,130     176,901,584      58,908,536     77,047,525     185,798,724
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $  (2,153,594)     (1,127,398)     (3,051,000)       (801,174)    (1,063,087)     (2,617,919)
  Net realized gains (losses)
    on investments                   12,905,588       2,455,918         538,490       1,542,105      4,661,455       9,754,596
  Net change in unrealized
    appreciation (depreciation)      27,170,090      (1,478,350)     31,759,911        (404,275)      (623,384)     41,009,171
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         37,922,084        (149,830)     29,247,401         336,656      2,974,984      48,145,848
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         14,648,028       4,252,824      54,480,158       3,230,416      4,109,168       2,357,272
  Contract terminations,
    withdrawal payments and
    charges                         (14,421,717)     (6,501,822)     (4,478,880)     (6,320,263)    (7,994,092)    (31,156,514)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           8,939           5,591              --          (3,330)          (332)         40,634
  Annuity benefit payments           (5,465,542)        (31,500)             --         (55,808)       (48,874)       (214,308)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (5,230,292)     (2,274,907)     50,001,278      (3,148,985)    (3,934,130)    (28,972,916)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             32,691,792      (2,424,737)     79,248,679      (2,812,329)      (959,146)     19,172,932
Net assets at the beginning of
  year or period                    193,515,964      83,587,130     176,901,584      58,908,536     77,047,525     185,798,724
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 226,207,756      81,162,393     256,150,263      56,096,207     76,088,379     204,971,656
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                       SFT
                                                                    WELLINGTON       TOPS MGD                        TOPS MGD
                                   SFT IVY SMALL    SFT T. ROWE     CORE EQUITY      RISK BAL       TOPS MGD       RISK GROWTH
                                    CAP GROWTH      PRICE VALUE        CL 2          ETF CL 2     RISK FLEX ETF      ETF CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (576,368)     (1,766,123)       (727,197)        (34,413)      (526,293)        118,182
  Net realized gains (losses)
    on investments                      887,617       1,262,233       1,614,462          23,341        (54,930)       (384,597)
  Net change in unrealized
    appreciation (depreciation)       7,934,827      11,222,526       1,038,005       1,052,697      3,608,630       3,512,847
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          8,246,076      10,718,636       1,925,270       1,041,625      3,027,407       3,246,432
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,844,158       2,189,867       1,231,337       3,822,585     26,583,875       2,976,344
  Contract terminations,
    withdrawal payments and
    charges                          (6,733,817)    (14,532,057)    (12,426,476)     (2,254,966)    (2,498,163)    (15,509,513)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period         (95,287)           (239)          3,806              --             --              --
  Annuity benefit payments              (79,220)        (39,954)        (31,675)             --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (4,064,166)    (12,382,383)    (11,223,008)      1,567,619     24,085,712     (12,533,169)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              4,181,910      (1,663,747)     (9,297,738)      2,609,244     27,113,119      (9,286,737)
Net assets at the beginning of
  year or period                     44,780,293     127,868,449      60,807,646      20,969,313     67,186,225      89,469,644
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  48,962,203     126,204,702      51,509,908      23,578,557     94,299,344      80,182,907
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (648,379)     (1,842,668)       (664,205)          6,557       (390,618)         65,507
  Net realized gains (losses)
    on investments                    2,299,989       4,196,583       2,066,957         266,716        247,209         772,559
  Net change in unrealized
    appreciation (depreciation)       9,192,218      17,803,582       7,894,305       1,682,655      9,940,053      11,413,652
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         10,843,828      20,157,497       9,297,057       1,955,928      9,796,644      12,251,718
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,604,704         923,604         428,382       1,113,547     22,341,576       2,962,467
  Contract terminations,
    withdrawal payments and
    charges                          (7,685,346)    (17,184,971)     (8,555,823)     (4,412,553)    (4,118,097)     (8,760,630)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period          23,536           1,381           5,336              --             --              --
  Annuity benefit payments              (89,444)        (38,146)        (31,761)             --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (5,146,550)    (16,298,132)     (8,153,866)     (3,299,006)    18,223,479      (5,798,163)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              5,697,278       3,859,365       1,143,191      (1,343,078)    28,020,123       6,453,555
Net assets at the beginning of
  year or period                     48,962,203     126,204,702      51,509,908      23,578,557     94,299,344      80,182,907
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  54,659,481     130,064,067      52,653,099      22,235,479    122,319,467      86,636,462
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                                             SEGREGATED SUB-ACCOUNTS*
                                                                                     ------------------------------------------
                                                                                        TOPS MGD RISK
                                                                                       MOD GRO ETF CL 2           TOTALS
                                                                                     --------------------  --------------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net                                                     $             8,272           (23,628,228)
  Net realized gains (losses) on investments                                                    (114,068)          216,913,634
  Net change in unrealized appreciation (depreciation) of investments                          1,335,495            26,219,507
                                                                                     --------------------  --------------------
Net increase (decrease) in net assets resulting from operations                                1,229,699           219,504,913
                                                                                     --------------------  --------------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                                                                   1,450,938           809,330,082
  Contract terminations, withdrawal payments and charges                                      (5,970,485)         (619,953,727)
  Actuarial adjustments for mortality experience on annuities in payment period                       --            (1,124,379)
  Annuity benefit payments                                                                            --            (6,954,792)
                                                                                     --------------------  --------------------
Increase (decrease) in net assets from contract transactions                                  (4,519,547)          181,297,184
                                                                                     --------------------  --------------------
Increase (decrease) in net assets                                                             (3,289,848)          400,802,097
Net assets at the beginning of year or period                                                 28,410,320         5,218,234,217
                                                                                     --------------------  --------------------
NET ASSETS AT THE END OF YEAR OR PERIOD                                              $        25,120,472         5,619,036,314
                                                                                     ====================  ====================

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net                                                     $            46,254           (31,994,048)
  Net realized gains (losses) on investments                                                     169,660           206,784,901
  Net change in unrealized appreciation (depreciation)                                         2,823,538           577,250,081
                                                                                     --------------------  --------------------
Net increase (decrease) in net assets resulting from operations                                3,039,452           752,040,934
                                                                                     --------------------  --------------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                                                                   1,530,393           521,179,828
  Contract terminations, withdrawal payments and charges                                      (2,360,167)         (683,973,993)
  Actuarial adjustments for mortality experience on annuities in payment period                       --               186,221
  Annuity benefit payments                                                                            --            (7,366,032)
                                                                                     --------------------  --------------------
Increase (decrease) in net assets from contract transactions                                    (829,774)         (169,973,976)
                                                                                     --------------------  --------------------
Increase (decrease) in net assets                                                              2,209,678           582,066,958
Net assets at the beginning of year or period                                                 25,120,472         5,619,036,314
                                                                                     --------------------  --------------------
NET ASSETS AT THE END OF YEAR OR PERIOD                                              $        27,330,150         6,201,103,272
                                                                                     ====================  ====================

See accompanying notes to financial statements.

--------
(a) For the year ended December 31, 2016 and for the period from January 1, 2017 through May 15, 2017.
(b) For the period from November 21, 2016 through December 31, 2016 and the year ended December 31, 2017.
(c) For the period from January 1, 2016 through November 21, 2016.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(1) ORGANIZATION AND BASIS OF PRESENTATION

    The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nineteen types of contracts consisting of ninety-five segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

    The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-five segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
      - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
       - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
      - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
      -   American Funds IS(R) Global Bond Fund - Class 2 Shares (Amer Funds
          IS Glbl Bond Cl 2)
      - American Funds IS(R) Global Growth Fund - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
      - American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
      - American Funds IS(R) Growth Fund - Class 2 Shares (Amer Funds IS Growth Cl 2)
      - American Funds IS(R) Growth-Income Fund - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
      - American Funds IS(R) International Fund - Class 2 Shares (Amer Funds IS Intl Cl 2)
      - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
      - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
      - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
      -   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP
          Mid Cap SC2)
      - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
      - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
      - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
      - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
      - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
      -   Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock
          Sr II)
      - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
      - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
      - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
      - Ivy VIP - Advantus Real Estate Securities Class II (Ivy VIP Adv RE Sec Cl II)
      -   Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)
      -   Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      -   Ivy VIP - Bond Class II (Ivy VIP Bond Cl II)
      -   Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
      -   Ivy VIP - Dividend Opportunities Class II (Ivy VIP Dividend Opp Cl
          II)
      -   Ivy VIP - Energy Class II (Ivy VIP Energy Cl II)
      -   Ivy VIP - Global Bond Class II (Ivy VIP Global Bond Cl II)
      -   Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
      - Ivy VIP - Government Money Market Class II (Ivy VIP Govt Money Market Cl II)
      -   Ivy VIP - Growth Class II (Ivy VIP Growth Cl II)
      -   Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
      - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
      -   Ivy VIP - Limited-Term Bond Class II (Ivy VIP Limited-Term Bond Cl
          II)
      -   Ivy VIP - Micro Cap Growth Class II (Ivy VIP Micro Cap Growth Cl II)
      -   Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)
      -   Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl II)
      - Ivy VIP - Pathfinder Aggressive Class II (Ivy VIP Pathfinder Aggressive Cl II)
      - Ivy VIP - Pathfinder Conservative Class II (Ivy VIP Pathfinder Conserv Cl II)
      - Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (Ivy VIP Path Mod MVF Cl II)
      -   Ivy VIP - Pathfinder Moderate Class II (Ivy VIP Pathfinder Moderate
          Cl II)
      - Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility Class II (Ivy VIP Path Mod Agg MVF Cl II)
      - Ivy VIP - Pathfinder Moderately Aggressive Class II (Ivy VIP Pathfinder Mod Aggr Cl II)
      - Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility Class II (Ivy VIP Path Mod Con MVF Cl II)
      - Ivy VIP - Pathfinder Moderately Conservative Class II (Ivy VIP Pathfinder Mod Cons Cl II)
      -   Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech Cl
          II)
      -   Ivy VIP - Small Cap Core Class II (Ivy Small Cap Core Cl II)
      -   Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)
      -   Ivy VIP - Value Class II (Ivy VIP Value Cl II)
      - Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (Janus Henderson Balanced SS)
      - Janus Aspen Series - Janus Henderson Flexible Bond - Service Shares (Janus Henderson Flexible Bond SS)
      - Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)
      - Janus Aspen Series -Janus Henderson Mid Cap Value Portfolio - Service Shares (Janus Henderson Mid Cp Val SS)
      - Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)
      - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
      - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
      - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
      - Morgan Stanley Variable Insurance Fund, Inc. -- Morgan Stanley VIF Emerging Markets Equity Portfolio -- Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)
      - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
      - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
      - Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (Morningstar Conservative ETF II)
      - Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Growth ETF II)
      - Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (Morningstar Inc & Growth ETF II)
      - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (Neuberger Berman Soc Resp S Cl)
      - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio -- Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)
      - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio(TOPS Mgd Risk Flex ETF)
      - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
      - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
      - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
      - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
      - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
      - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
      - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)
      - Putnam VT Growth Opportunities Fund -- Class IB Shares (Putnam VT Growth Opp Cl IB)
      - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
      - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)
      - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Dynamic Managed Volatility Fund (SFT Advantus Dynamic Mgd Vol)
      - Securian Funds Trust - SFT Advantus Government Money Market Fund (SFT Advantus Govt Money Market)
      - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
      - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
      - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Managed Volatility Equity Fund (SFT Advantus Mgd Vol Equity)
      - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
      - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
      -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
      - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
      - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
      - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (SFT Wellington Core Equity Cl 2)

    The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust -- SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

    Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

    The following sub-accounts merged during 2016 and 2017:

    CLOSED PORTFOLIO                                             RECEIVING PORTFOLIO                         EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Putnam VT Voyager Fund - Class IB Shares      Putnam VT Growth Opportunities Fund - Class IB           November 21, 2016
                                                  Shares

    Putnam VT Growth and Income Fund - Class IB   Putnam VT Equity Income Fund - Class IB Shares             May 15, 2017
    Shares

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

The following sub-accounts had name changes during 2016 and 2017:

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    ALPS VIT Ibbotson Aggressive Growth ETF       Morningstar Aggressive Growth ETF Asset                    April 29, 2016
    Asset Allocation Portfolio - Class II         Allocation Portfolio - Class II Shares
    Shares

    ALPS VIT Ibbotson Balanced ETF Asset          Morningstar Balanced ETF Asset Allocation                  April 29, 2016
    Allocation Portfolio - Class II Shares        Portfolio - Class II Shares

    ALPS VIT Ibbotson Conservative ETF Asset      Morningstar Conservative ETF Asset Allocation              April 29, 2016
    Allocation Portfolio - Class II Shares        Portfolio - Class II Shares

    ALPS VIT Ibbotson Growth ETF Asset            Morningstar Growth ETF Asset Allocation                    April 29, 2016
    Allocation Portfolio - Class II Shares        Portfolio - Class II Shares

    ALPS VIT Ibbotson Income and Growth ETF       Morningstar Income and Growth Asset                        April 29, 2016
    Asset Allocation Portfolio - Class II         Allocation Portfolio - Class II Shares
    Shares

    Securian Funds Trust - SFT Advantus Managed   Securian Funds Trust - Advantus Dynamic                    April 29, 2016
    Volatility Fund                               Managed Volatility Fund

    Securian Funds Trust - SFT Advantus Money     Securian Funds Trust - Advantus Government                 April 29, 2016
    Market Fund                                   Money Market Fund

    Ivy Funds VIP - Asset Strategy                Ivy VIP - Asset Strategy                                 September 30, 2016

    Ivy Funds VIP - Balanced                      Ivy VIP - Balanced                                       September 30, 2016

    Ivy Funds VIP - Bond                          Ivy VIP - Bond                                           September 30, 2016

    Ivy Funds VIP - Core Equity                   Ivy VIP - Core Equity                                    September 30, 2016

    Ivy Funds VIP - Dividend Opportunities        Ivy VIP - Dividend Opportunities                         September 30, 2016

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Ivy Funds VIP - Energy                        Ivy VIP - Energy                                         September 30, 2016

    Ivy Funds VIP - Global Bond                   Ivy VIP - Global Bond                                    September 30, 2016

    Ivy Funds VIP - Global Growth                 Ivy VIP - Global Growth                                  September 30, 2016

    Ivy Funds VIP - Global Natural Resources      Ivy VIP - Global Natural Resources                       September 30, 2016

    Ivy Funds VIP - Growth                        Ivy VIP - Growth                                         September 30, 2016

    Ivy Funds VIP - High Income                   Ivy VIP - High Income                                    September 30, 2016

    Ivy Funds VIP - International Core Equity     Ivy VIP - International Core Equity                      September 30, 2016

    Ivy Funds VIP - Limited-Term Bond             Ivy VIP - Limited-Term Bond                              September 30, 2016

    Ivy Funds VIP - Micro Cap Growth              Ivy VIP - Micro Cap Growth                               September 30, 2016

    Ivy Funds VIP - Mid Cap Growth                Ivy VIP - Mid Cap Growth                                 September 30, 2016

    Ivy Funds VIP - Money Market                  Ivy VIP - Money Market                                   September 30, 2016

    Ivy Funds VIP - Pathfinder Aggressive         Ivy VIP - Pathfinder Aggressive                          September 30, 2016

    Ivy Funds VIP - Pathfinder Conservative       Ivy VIP - Pathfinder Conservative                        September 30, 2016

    Ivy Funds VIP - Pathfinder Moderate -         Ivy VIP - Pathfinder Moderate - Managed Volatility       September 30, 2016
    Managed Volatility

    Ivy Funds VIP - Pathfinder Moderate           Ivy VIP - Pathfinder Moderate                            September 30, 2016

    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Aggressive -             September 30, 2016
    Aggressive - Managed Volatility               Managed Volatility

    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Aggressive               September 30, 2016
    Aggressive

    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Conservative -           September 30, 2016
    Conservative -  Managed Volatility            Managed Volatility

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Conservative             September 30, 2016
    Conservative

    Ivy Funds VIP - Real Estate Securities        Ivy VIP - Real Estate Securities                         September 30, 2016

    Ivy Funds VIP - Science and Technology        Ivy VIP - Science and Technology                         September 30, 2016

    Ivy Funds VIP - Small Cap Growth              Ivy VIP - Small Cap Growth                               September 30, 2016

    Ivy Funds VIP - Small Cap Value               Ivy VIP - Small Cap Value                                September 30, 2016

    Ivy Funds VIP - Value                         Ivy VIP - Value                                          September 30, 2016

    Ivy VIP - Money Market                        Ivy VIP - Government Money Market                         October 14, 2016

    Ivy VIP - Asset Strategy                      Ivy VIP - Asset Strategy Class II                          April 28, 2017

    Ivy VIP - Balanced                            Ivy VIP - Balanced Class II                                April 28, 2017

    Ivy VIP - Bond                                Ivy VIP - Bond Class II                                    April 28, 2017

    Ivy VIP - Core Equity                         Ivy VIP - Core Equity Class II                             April 28, 2017

    Ivy VIP - Dividend Opportunities              Ivy VIP - Dividend Opportunities Class II                  April 28, 2017

    Ivy VIP - Energy                              Ivy VIP - Energy Class II                                  April 28, 2017

    Ivy VIP - Global Bond                         Ivy VIP - Global Bond Class II                             April 28, 2017

    Ivy VIP - Global Growth                       Ivy VIP - Global Growth Class II                           April 28, 2017

    Ivy VIP - Global Natural Resources            Ivy VIP - Natural Resources Class II                       April 28, 2017

    Ivy VIP - Government Money Market             Ivy VIP - Government Money Market Class II                 April 28, 2017

    Ivy VIP - Growth                              Ivy VIP - Growth Class II                                  April 28, 2017

    Ivy VIP - High Income                         Ivy VIP - High Income Class II                             April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Ivy VIP - International Core Equity           Ivy VIP - International Core Equity Class II               April 28, 2017

    Ivy VIP - Limited-Term Bond                   Ivy VIP - Limited-Term Bond Class II                       April 28, 2017

    Ivy VIP - Micro Cap Growth                    Ivy VIP - Micro Cap Growth Class II                        April 28, 2017

    Ivy VIP - Mid Cap Growth                      Ivy VIP - Mid Cap Growth Class II                          April 28, 2017

    Ivy VIP - Pathfinder Aggressive               Ivy VIP - Pathfinder Aggressive Class II                   April 28, 2017

    Ivy VIP - Pathfinder Conservative             Ivy VIP - Pathfinder Conservative Class II                 April 28, 2017

    Ivy VIP - Pathfinder Moderate - Managed       Ivy VIP - Pathfinder Moderate - Managed Volatility         April 28, 2017
    Volatility                                    Class II

    Ivy VIP - Pathfinder Moderate                 Ivy VIP - Pathfinder Moderate Class II                     April 28, 2017

    Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately Aggressive -               April 28, 2017
    - Managed Volatility                          Managed Volatility Class II

    Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately Aggressive                 April 28, 2017
                                                  Class II

    Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately Conservative -             April 28, 2017
    Conservative - Managed Volatility             Managed Volatility Class II

    Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately Conservative               April 28, 2017
    Conservative                                  Class II

    Ivy VIP - Real Estate Securities              Ivy VIP - Advantus Real Estate Securities Class II         April 28, 2017

    Ivy VIP - Science and Technology              Ivy VIP - Science and Technology Class II                  April 28, 2017

    Ivy VIP - Small Cap Growth                    Ivy VIP - Small Cap Growth Class II                        April 28, 2017

    Ivy VIP - Small Cap Value                     Ivy VIP - Small Cap Core Class II                          April 28, 2017

    Ivy VIP - Value                               Ivy VIP - Value Class II                                   April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                           EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    The Universal Institutional Funds, Inc.       Morgan Stanley Variable Insurance Fund, Inc. -              May 1, 2017
    Morgan Stanley UIF Emerging Markets           Morgan Stanley VIF Emerging Markets Equity
    Equity Portfolio - Class II Shares            Portfolio - Class II Shares

    Janus Aspen Series - Balanced Portfolio -     Janus Aspen Series - Janus Henderson Balanced              June 5, 2017
    Service Shares                                Portfolio - Service Shares

    Janus Aspen Series - Flexible Bond -          Janus Aspen Series - Janus Henderson Flexible              June 5, 2017
    Service Shares                                Bond - Service Shares

    Janus Aspen Series - Forty Portfolio -        Janus Aspen Series - Janus Henderson Forty                 June 5, 2017
    Service Shares                                Portfolio - Service Shares

    Janus Aspen Series - Overseas Portfolio -     Janus Aspen Series - Janus Henderson Overseas              June 5, 2017
    Service Shares                                Portfolio - Service Shares

    Janus Aspen Series - Perkins Mid Cap Value    Janus Aspen Series - Janus Henderson Mid Cap               June 5, 2017
    Portfolio - Service Shares                    Value Portfolio - Service Shares

    Securian Funds Trust - SFT Pyramis(R) Core    Securian Funds Trust - SFT Wellington Core Equity        November 20, 2017*
    Equity Fund - Class 2 Shares                  Fund - Class 2 Shares

--------
    * The SFT Wellington Core Equity Fund was managed by FIAM LLC (Pyramis) from January 1, 2017 -- November 19, 2017 and by Wellington Management from November 20, 2017 -- December 31, 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

    (A) USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (B) INVESTMENTS IN UNDERLYING FUNDS

        Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

        Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds and gains (losses) on the sale of underlying fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective underlying funds.

        All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

    (C) FEDERAL INCOME TAXES

        The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

    (D) CONTRACTS IN ANNUITY PAYMENT PERIOD

        Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    (A) MULTIOPTION FLEX/SINGLE/SELECT

        The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $1,632 and $1,508, respectively.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (B) MULTIOPTION CLASSIC/ACHIEVER

        The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

        A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $10,896 and $15,897, respectively.

        Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

    (C) MULTIOPTION ADVISOR SERIES

        There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2017 and 2016, contingent deferred sales charges for all MultiOption Advisor classes totaled $477,720 and $480,215, respectively.

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (D) MEGANNUITY/UMOA

        The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

    (E) ADJUSTABLE INCOME ANNUITY

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

        Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

            A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2017 and 2016.

            A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2017 and 2016.

            A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2017 and 2016.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (F) WADDELL & REED ADVISORS RETIREMENT BUILDER

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $512,342 and $434,833, respectively.

        In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (G) MULTIOPTION LEGEND

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $1,954 and $33,693, respectively.

        In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (H) MULTIOPTION EXTRA

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $873,210 and $817,994, respectively.

        In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (I) MULTIOPTION GUIDE SERIES

        There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

        For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $1,408,365 and $931,013, respectively.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (J) MULTIOPTION ADVANTAGE

        The MultiOption Advantage product became effective on November 9, 2016.

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. The charges may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (K) WADDELL & REED ADVISORS RETIREMENT BUILDER II

        There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

        For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $210,199 and $93,392, respectively.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (L) OTHER

        To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

        On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

            - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

        These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(4) FAIR VALUE MEASUREMENT

    In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
    820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

    The fair value of the Account's financial assets has been determined using available market information as of December 31, 2017. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

    The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

        Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

        Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

    The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    As of December 31, 2017, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(5) INVESTMENT TRANSACTIONS

    The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2017 were as follows:

                                                PURCHASES            SALES
                                            ----------------   ----------------
    AB VPS DynAsstAll Cl B                  $    16,196,900    $     7,826,612
    AB VPS Intl Value Cl B                          192,848            334,895
    Am Century VP Inc & Gro Cl II                 1,031,301          1,531,995
    Am Century VP Infl Pro Cl II                  5,875,179          4,774,204
    Amer Funds IS Glbl Bond Cl 2                  4,713,698          1,498,100
    Amer Funds IS Glbl Growth Cl 2                3,103,840          2,054,366
    Amer Funds IS Glbl Sm Cp Cl 2                 2,585,407          1,329,071
    Amer Funds IS Growth Cl 2                    11,822,833          4,944,224
    Amer Funds IS Growth-Inc Cl 2                 5,786,595         10,227,270
    Amer Funds IS Intl Cl 2                       4,597,892          4,825,064
    Amer Funds IS New World Cl 2                  2,263,483          1,811,937
    Amer Funds IS US Govt/AAA Cl 2                2,859,753          1,898,121
    ClearBridge Var Sm Gro Cl II                  9,141,155            822,882
    Fidelity VIP Equity-Income SC2                5,186,096         18,586,258
    Fidelity VIP Mid Cap SC2                      3,879,497          5,339,551
    Franklin Dev Mkts VIP Cl 2                    6,059,837          6,513,618
    Franklin Mutual Shs VIP Cl 2                  5,723,363          1,284,793
    Franklin Small Cp Val VIP Cl 2                4,543,861         12,468,303
    Franklin Sm-Md Cp Gr VIP Cl 2                 1,893,072          2,135,974
    Goldman Sachs VI HQ Flt Rt SS                 3,789,382          2,570,037
    Goldman Sachs VIT Gbl Trnds SS               14,474,568          5,670,809
    Invesco VI Amer Value Sr II                   1,290,030          1,472,642
    Invesco VI Comstock Sr II                     9,514,075          6,577,742
    Invesco VI Equity & Inc Sr II                 3,038,707            808,501
    Invesco VI Growth & Inc Sr II                 1,083,426          2,439,946
    Invesco VI Sm Cap Eqty Sr II                  1,454,111          2,865,300
    Ivy VIP Adv RE Sec Cl II                      2,018,680          2,251,639
    Ivy VIP Asset Strategy Cl II                  3,544,274         25,913,036
    Ivy VIP Balanced Cl II                        9,655,551         17,629,754
    Ivy VIP Bond Cl II                           11,596,344          7,350,325
    Ivy VIP Core Equity Cl II                     6,212,359         14,743,220
    Ivy VIP Dividend Opp Cl II                    1,312,687          3,747,028
    Ivy VIP Energy Cl II                          1,409,621          1,360,781
    Ivy VIP Global Bond Cl II                       639,832            903,226
    Ivy VIP Global Growth Cl II                   2,488,026         11,307,778
    Ivy VIP Govt Money Market Cl II               1,629,044          1,940,845

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              PURCHASES            SALES
                                            ----------------   ----------------
    Ivy VIP Growth Cl II                    $     6,457,636    $    12,123,317
    Ivy VIP High Income Cl II                     8,908,275         12,854,492
    Ivy VIP Intl Core Equity Cl II                5,231,325         24,897,941
    Ivy VIP Limited-Term Bond Cl II               4,981,915          2,758,918
    Ivy VIP Micro Cap Growth Cl II                8,319,164          4,143,370
    Ivy VIP Mid Cap Growth Cl II                  3,095,848         10,811,429
    Ivy VIP Natural Res Cl II                     4,050,653         10,934,734
    Ivy VIP Path Mod Agg MVF Cl II               12,550,521          5,470,882
    Ivy VIP Path Mod Con MVF Cl II                2,394,989          4,429,283
    Ivy VIP Path Mod MVF Cl II                   33,200,603         15,375,664
    Ivy VIP Pathfinder Aggressive Cl II           2,943,064          4,436,219
    Ivy VIP Pathfinder Conserv Cl II              2,876,057          7,078,030
    Ivy VIP Pathfinder Mod Aggr Cl II            17,752,867         35,857,603
    Ivy VIP Pathfinder Mod Cons Cl II             4,267,366         12,087,974
    Ivy VIP Pathfinder Moderate Cl II            13,445,884         31,697,047
    Ivy VIP Science & Tech Cl II                 22,075,232         14,684,748
    Ivy VIP Small Cap Core Cl II                 17,829,220         14,294,399
    Ivy VIP Small Cap Growth Cl II                1,403,493          4,236,518
    Ivy VIP Value Cl II                           4,276,229         13,890,712
    Janus Henderson Balanced SS                   2,753,921          2,739,006
    Janus Henderson Flexible Bond SS              4,817,827          1,264,712
    Janus Henderson Forty SS                     13,601,813         10,657,783
    Janus Henderson Mid Cp Val SS                 1,942,886          2,848,530
    Janus Henderson Overseas SS                   4,890,615         12,485,343
    MFS VIT II Intl Value SC                      3,276,759          1,924,227
    MFS VIT Mid Cap Growth Ser SC                   250,152            510,835
    MorgStanley VIF Emg Mk Eq Cl 2                4,686,786          7,204,859
    Morningstar Aggr Growth ETF II                1,536,768          1,287,550
    Morningstar Balanced ETF II                   6,373,927          8,249,837
    Morningstar Conservative ETF II               2,566,219          3,406,492
    Morningstar Growth ETF II                     3,692,251          4,382,111
    Morningstar Inc & Growth ETF II               2,538,600          3,902,580
    Neuberger Berman Soc Resp S Cl                  701,663            731,866
    Oppenheimer Intl Grow VA SS                   1,717,135          5,420,838
    Oppenheimer MS Sm Cap VA SS                     764,391          1,033,273
    PIMCO VIT Glb Div All Adv Cl                 26,290,110          2,274,803
    PIMCO VIT Low Dur Port Adv Cl                 7,666,598          6,003,630

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              PURCHASES            SALES
                                            ----------------   ----------------
    PIMCO VIT Total Return Adv Cl           $    15,282,914    $     8,658,037
    Putnam VT Equity Income Cl IB                 9,636,140          1,091,911
    Putnam VT Growth and Inc Cl IB (a)            2,607,249          8,467,076
    Putnam VT Growth Opp Cl IB                    4,188,432          2,364,943
    Putnam VT Inter Eq Cl IB                        194,914          1,005,376
    Putnam VT Multi-Cap Gro Cl IB                 1,749,942          1,041,747
    SFT Advantus Bond Cl 2                       11,638,178         15,463,989
    SFT Advantus Dynamic Mgd Vol                 41,317,986          7,543,717
    SFT Advantus Govt Money Market               11,104,408         19,127,381
    SFT Advantus Index 400 MC Cl 2                5,544,265         19,456,448
    SFT Advantus Index 500 Cl 2                  14,101,482         21,485,290
    SFT Advantus Intl Bond Cl 2                   3,868,508          7,270,847
    SFT Advantus Mgd Vol Equity                  51,905,298          4,954,568
    SFT Advantus Mortgage Cl 2                    2,902,401          6,852,598
    SFT Advantus Real Estate Cl 2                 3,762,542          8,759,778
    SFT Ivy Growth                                2,119,593         33,710,421
    SFT Ivy Small Cap Growth                      2,471,233          8,266,159
    SFT T. Rowe Price Value                         747,566         18,888,411
    SFT Wellington Core Equity Cl 2                 377,768          9,195,835
    TOPS Mgd Risk Bal ETF Cl 2                    1,414,929          4,673,400
    TOPS Mgd Risk Flex ETF                       22,406,656          4,573,655
    TOPS Mgd Risk Growth ETF Cl 2                 4,023,231          9,755,832
    TOPS Mgd Risk Mod Gro ETF Cl 2                1,895,808          2,679,310

--------
    (a) For the period from January 1, 2017 through May 15, 2017.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(6) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

    Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2017 and 2016 were as follows:

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                                                                      AMER
                                      AB VPS                        AM CENTURY      AM CENTURY        AMER           FUNDS IS
                                    DYNASSTALL      AB VPS INTL    VP INC & GRO     VP INFL PRO   FUNDS IS GLBL       GLBL
                                       CL B         VALUE CL B         CL II           CL II         BOND CL 2     GROWTH CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  98,241,805       1,382,791       1,505,202      60,467,019      6,453,310       7,395,103
  Contract purchase payments         30,010,004         175,988         924,085       2,538,105      4,412,112       3,420,569
  Contract terminations,
    withdrawal payments and
    charges                          (4,876,298)       (232,779)       (463,234)     (7,195,658)    (1,646,392)     (2,692,308)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                 123,375,511       1,326,000       1,966,053      55,809,466      9,219,030       8,123,364
  Contract purchase payments         12,779,957         258,816         328,875       3,678,531      4,708,759       1,601,441
  Contract terminations,
    withdrawal payments and
    charges                          (6,270,994)       (520,551)       (588,364)     (3,591,089)    (1,446,437)     (1,214,311)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                 129,884,474       1,064,265       1,706,564      55,896,908     12,481,352       8,510,494
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                   AMER FUNDS IS   AMER FUNDS IS   AMER FUNDS IS   AMER FUNDS IS  AMER FUNDS IS   AMER FUNDS IS
                                    GLBL SM CP        GROWTH        GROWTH-INC         INTL         NEW WORLD      US GOVT/AAA
                                       CL 2            CL 2            CL 2            CL 2            CL 2            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   5,816,934      19,494,302      13,268,242      14,409,869      7,991,772       8,602,778
  Contract purchase payments          2,421,812       5,119,851       5,624,797       2,246,536      3,352,946       5,633,706
  Contract terminations,
    withdrawal payments and
    charges                          (1,205,294)     (2,433,980)       (821,223)     (2,447,238)    (1,510,621)     (2,532,078)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   7,033,452      22,180,173      18,071,816      14,209,167      9,834,097      11,704,406
  Contract purchase payments          2,028,305       4,435,320       2,106,380       3,525,623      2,010,924       2,619,390
  Contract terminations,
    withdrawal payments and
    charges                            (979,913)     (2,632,852)     (5,497,122)     (3,918,708)    (1,551,536)     (1,742,859)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   8,081,844      23,982,641      14,681,074      13,816,082     10,293,485      12,580,937
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                    CLEARBRIDGE    FIDELITY VIP      FIDELITY        FRANKLIN        FRANKLIN        FRANKLIN
                                      VAR SM       EQUITY-INCOME        VIP          DEV MKTS       MUTUAL SHS       SMALL CP
                                     GRO CL II          SC2         MID CAP SC2      VIP CL 2        VIP CL 2      VAL VIP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                     890,548      35,793,713      10,235,423      10,479,753      3,135,716      18,141,802
  Contract purchase payments          1,079,014       3,956,866         529,356       2,607,525         58,134       5,467,677
  Contract terminations,
    withdrawal payments and
    charges                            (259,226)     (4,263,597)     (1,532,962)     (3,252,329)      (543,169)     (2,228,158)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   1,710,336      35,486,982       9,231,817       9,834,949      2,650,681      21,381,321
  Contract purchase payments          8,266,328       1,107,556         483,567       2,650,590      2,029,545       1,553,938
  Contract terminations,
    withdrawal payments and
    charges                            (689,708)     (7,444,401)     (1,168,762)     (2,472,015)      (489,485)     (7,187,039)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   9,286,956      29,150,137       8,546,622      10,013,524      4,190,741      15,748,220
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     FRANKLIN         GOLDMAN         GOLDMAN       INVESCO VI      INVESCO VI      INVESCO VI
                                   SM-MD CP GR       SACHS VI HQ     SACHS VIT      AMER VALUE       COMSTOCK      EQUITY & INC
                                      VIP CL 2       FLT RT SS     GBL TRNDS SS        SR II           SR II           SR II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   6,223,230      36,212,613      97,516,000       5,628,822     21,375,781       2,623,652
  Contract purchase payments            836,610       3,987,021      24,092,439       1,913,516      1,637,881       1,025,066
  Contract terminations,
    withdrawal payments and
    charges                          (1,807,047)     (3,047,712)     (6,675,106)     (1,518,561)    (3,723,249)       (838,519)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   5,252,793      37,151,922     114,933,333       6,023,777     19,290,413       2,810,199
  Contract purchase payments            582,212       3,458,113      10,805,704         769,322      2,345,696       1,542,895
  Contract terminations,
    withdrawal payments and
    charges                          (1,068,386)     (2,322,466)     (4,786,564)       (915,021)    (2,212,311)       (427,032)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   4,766,619      38,287,569     120,952,473       5,878,078     19,423,798       3,926,062
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     INVESCO VI                                    IVY VIP ASSET     IVY VIP         IVY VIP
                                     GROWTH &      INVESCO VI SM    IVY VIP ADV      STRATEGY        BALANCED        BOND CL
                                     INC SR II    CAP EQTY SR II   RE SEC CL II        CL II          CL II             II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   1,223,875      15,533,334       5,392,588      67,358,063     34,877,083     103,645,819
  Contract purchase payments          2,313,908         707,218         438,608       1,385,451      2,426,564       3,795,777
  Contract terminations,
    withdrawal payments and
    charges                            (260,738)     (2,001,738)       (930,899)    (11,545,256)    (5,033,463)    (10,254,767)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   3,277,045      14,238,814       4,900,297      57,198,258     32,270,184      97,186,829
  Contract purchase payments            229,397         359,902         197,701         549,058      1,296,411       6,877,593
  Contract terminations,
    withdrawal payments and
    charges                            (821,121)     (1,739,551)       (856,867)     (8,865,530)    (4,808,577)     (4,809,417)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   2,685,321      12,859,165       4,241,131      48,881,786     28,758,018      99,255,005
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                                                     IVY VIP
                                                      IVY VIP                        IVY VIP          GLOBAL       IVY VIP GOVT
                                   IVY VIP CORE      DIVIDEND         IVY VIP         GLOBAL         GROWTH        MONEY MARKET
                                   EQUITY CL II      OPP CL II     ENERGY CL II     BOND CL II        CL II            CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  42,301,761      11,686,779       6,007,854       6,759,875     33,490,781      12,701,671
  Contract purchase payments          2,242,375         851,004         931,232         504,529      1,684,049       5,154,333
  Contract terminations,
    withdrawal payments and
    charges                          (4,761,899)     (1,881,058)     (1,377,597)       (846,056)    (3,551,792)     (7,303,833)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  39,782,237      10,656,725       5,561,489       6,418,348     31,623,038      10,552,171
  Contract purchase payments            724,185         173,215       1,358,100         475,389        373,165       1,660,988
  Contract terminations,
    withdrawal payments and
    charges                          (4,993,242)     (1,632,399)     (1,260,742)       (818,401)    (4,778,314)     (1,906,734)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  35,513,180       9,197,541       5,658,847       6,075,336     27,217,889      10,306,425
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                   IVY VIP INTL       IVY VIP      IVY VIP MICRO   IVY VIP MID
                                      IVY VIP      IVY VIP HIGH    CORE EQUITY     LIMITED-TERM    CAP GROWTH       CAP GROWTH
                                   GROWTH CL II    INCOME CL II        CL II        BOND CL II        CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  26,869,223      69,605,101      63,849,455      37,007,768      9,868,679      25,882,239
  Contract purchase payments            542,972       6,290,619       2,470,191       5,458,213        869,015       1,187,410
  Contract terminations,
    withdrawal payments and
    charges                          (3,388,217)     (8,989,329)     (7,911,880)     (3,463,820)    (1,846,633)     (2,969,036)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  24,023,978      66,906,391      58,407,766      39,002,161      8,891,061      24,100,613
  Contract purchase payments            448,806       3,054,218       1,080,276       4,586,927      2,372,686         470,657
  Contract terminations,
    withdrawal payments and
    charges                          (4,295,911)     (8,124,119)     (8,383,284)     (2,535,296)    (1,310,674)     (3,599,793)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  20,176,873      61,836,490      51,104,758      41,053,792      9,953,073      20,971,477
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                      IVY VIP         IVY VIP                        IVY VIP         IVY VIP
                                      IVY VIP        PATH MOD        PATH MOD      IVY VIP PATH     PATHFINDER      PATHFINDER
                                      NATURAL        AGG MVF         CON MVF          MOD MVF       AGGRESSIVE       CONSERV
                                     RES CL II         CL II           CL II           CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  33,612,121      49,451,042      24,975,196     252,688,811     13,271,878      27,495,279
  Contract purchase payments          8,802,397      13,687,984      12,531,591      81,712,973      1,071,067       1,585,344
  Contract terminations,
    withdrawal payments and
    charges                          (5,421,118)     (5,186,837)     (4,671,879)     (9,214,946)    (2,055,139)     (3,764,462)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  36,993,400      57,952,189      32,834,908     325,186,838     12,287,806      25,316,161
  Contract purchase payments          4,067,850       9,227,088       1,476,622      21,025,668      1,022,508       1,057,893
  Contract terminations,
    withdrawal payments and
    charges                         (10,164,852)     (4,196,586)     (3,747,254)    (11,558,377)    (2,721,514)     (5,030,757)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  30,896,398      62,982,691      30,564,276     334,654,129     10,588,800      21,343,297
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    Segregated Sub-Accounts
                                  ---------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP
                                    PATHFINDER      PATHFINDER      PATHFINDER        IVY VIP        IVY VIP         IVY VIP
                                     MOD AGGR        MOD CONS        MODERATE     SCIENCE & TECH    SMALL CAP       SMALL CAP
                                      CL II           CL II           CL II           CL II        CORE CL II      GROWTH CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                 188,075,050      57,293,113     164,048,931      21,292,766     22,295,254      14,655,153
  Contract purchase payments            723,121         517,431         884,702       1,227,441      2,149,432       1,123,903
  Contract terminations,
    withdrawal payments and
    charges                         (11,060,498)     (4,124,562)     (9,991,321)     (3,933,212)    (4,168,483)     (1,623,938)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                 177,737,673      53,685,982     154,942,312      18,586,995     20,276,203      14,155,118
  Contract purchase payments            554,948         307,420         376,425       3,841,291      3,077,946         361,550
  Contract terminations,
    withdrawal payments and
    charges                         (21,925,267)     (8,074,828)    (20,216,810)     (3,583,755)    (4,130,896)     (1,817,424)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                 156,367,354      45,918,574     135,101,927      18,844,531     19,223,253      12,699,244
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                       JANUS                          JANUS
                                                       JANUS         HENDERSON         JANUS        HENDERSON         JANUS
                                   IVY VIP VALUE     HENDERSON     FLEXIBLE BOND     HENDERSON         MID          HENDERSON
                                       CL II        BALANCED SS         SS           FORTY SS       CP VAL SS      OVERSEAS SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  42,247,025       9,583,902       7,734,750      17,310,280     16,837,754      22,096,401
  Contract purchase payments          2,247,562       1,401,390      10,577,233       2,734,881        864,637       1,794,626
  Contract terminations,
    withdrawal payments and
    charges                          (8,070,566)     (1,918,001)       (904,750)     (4,908,845)    (1,960,223)     (2,868,865)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  36,424,021       9,067,291      17,407,233      15,136,316     15,742,168      21,022,162
  Contract purchase payments            541,767         961,100       4,512,419       3,974,479        600,103       1,902,198
  Contract terminations,
    withdrawal payments and
    charges                          (5,201,931)     (1,003,531)     (1,241,163)     (3,909,114)    (1,622,788)     (5,083,144)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  31,763,857       9,024,860      20,678,489      15,201,681     14,719,483      17,841,216
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                   MFS VIT MID     MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                   MFS VIT II      CAP GROWTH      VIF EMG MK      AGGR GROWTH    BALANCED ETF    CONSERVATIVE
                                  INTL VALUE SC      SER SC          EQ CL 2         ETF II            II            ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   4,482,304         629,567      35,523,730       6,850,584     52,527,736      12,052,785
  Contract purchase payments          7,202,790         154,830       4,059,581       1,873,605      2,369,163       1,854,559
  Contract terminations,
    withdrawal payments and
    charges                            (642,179)       (231,550)     (5,048,829)     (1,841,480)    (4,641,772)     (1,448,666)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  11,042,915         552,847      34,534,482       6,882,709     50,255,127      12,458,678
  Contract purchase payments          2,907,035          67,871       6,119,773         779,591      1,425,118       1,918,477
  Contract terminations,
    withdrawal payments and
    charges                          (1,644,292)       (190,062)     (8,742,730)     (1,006,440)    (5,955,746)     (2,763,844)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  12,305,658         430,656      31,911,525       6,655,860     45,724,499      11,613,311
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------

                                   MORNINGSTAR    MORNINGSTAR INC   NEUBERGER      OPPENHEIMER    OPPENHEIMER      PIMCO VIT
                                     GROWTH         & GROWTH       BERMAN SOC       INTL GROW      MS SM CAP      GLB DIV ALL
                                     ETF II          ETF II         RESP S CL         VA SS          VA SS           ADV CL
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  21,581,129      25,346,743       1,585,733      12,397,949      1,933,062      75,440,235
  Contract purchase payments          1,252,505         974,777         783,723       1,219,923        729,603      22,713,770
  Contract terminations,
    withdrawal payments and
    charges                          (2,390,972)     (2,451,965)       (200,473)       (969,906)      (411,388)     (4,500,909)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  20,442,662      23,869,555       2,168,983      12,647,966      2,251,277      93,653,096
  Contract purchase payments          1,668,892         688,885         362,371         469,648        317,739      20,375,372
  Contract terminations,
    withdrawal payments and
    charges                          (3,322,739)     (2,934,322)       (434,933)     (1,579,322)      (573,821)     (1,817,033)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  18,788,815      21,624,118       2,096,421      11,538,292      1,995,195     112,211,435
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO VIT                       PUTNAM VT
                                     LOW DUR         PIMCO VIT        EQUITY         PUTNAM VT      PUTNAM VT       PUTNAM VT
                                       PORT        TOTAL RETURN       INCOME        GROWTH AND      GROWTH OPP      INTER EQ
                                      ADV CL          ADV CL           CL IB       INC CL IB (a)    CL IB (b)         CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  61,548,950     147,656,574       2,401,574       4,343,840             --       2,056,174
  Contract purchase payments          4,646,236       7,013,617         326,752       1,038,694      3,288,142         282,766
  Contract terminations,
    withdrawal payments and
    charges                          (6,249,714)    (16,292,718)       (356,363)     (2,406,405)    (1,549,458)       (326,514)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  59,945,472     138,377,473       2,371,963       2,976,129      1,738,684       2,012,426
  Contract purchase payments          7,191,198      11,527,959       3,880,897         722,930      1,630,258          68,354
  Contract terminations,
    withdrawal payments and
    charges                          (5,605,425)     (6,856,025)       (426,606)     (3,699,059)      (941,757)       (499,249)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  61,531,245     143,049,407       5,826,254              --      2,427,185       1,581,531
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     PUTNAM VT       PUTNAM VT                     SFT ADVANTUS    SFT ADVANTUS    SFT ADVANTUS
                                   MULTI-CAP GRO      VOYAGER      SFT ADVANTUS     DYNAMIC MGD     GOVT MONEY      INDEX 400
                                       CL IB         CL IB (c)       BOND CL 2          VOL           MARKET         MC CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   1,608,779       3,328,112     124,618,248     187,165,507     33,415,889      20,505,012
  Contract purchase payments            436,108         635,058       7,826,915      55,116,051     15,575,728       3,851,435
  Contract terminations,
    withdrawal payments and
    charges                          (1,600,440)     (3,963,170)     (9,613,331)     (8,439,207)   (17,843,159)     (2,497,401)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                     444,447              --     122,831,832     233,842,351     31,148,458      21,859,046
  Contract purchase payments            527,708              --       7,806,312      36,020,713      8,259,631       1,289,801
  Contract terminations,
    withdrawal payments and
    charges                            (345,598)             --      (7,898,583)     (5,763,130)   (15,653,387)     (4,754,397)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                     626,557              --     122,739,561     264,099,934     23,754,702      18,394,450
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                        SFT             SFT             SFT             SFT            SFT
                                     ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS
                                    INDEX 500       INTL BOND        MGD VOL         MORTGAGE      REAL ESTATE       SFT IVY
                                       CL 2            CL 2           EQUITY           CL 2            CL 2           GROWTH
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  47,932,896      50,751,879       5,365,851      39,715,568     21,016,292      72,750,220
  Contract purchase payments          5,996,312       2,614,438     167,464,677       4,726,056      1,723,069       1,572,069
  Contract terminations,
    withdrawal payments and
    charges                          (5,179,460)     (4,610,774)       (830,228)     (4,281,532)    (2,723,983)     (9,542,245)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  48,749,748      48,755,543     172,000,300      40,160,092     20,015,378      64,780,044
  Contract purchase payments          3,795,523       2,353,745      49,163,513       2,239,145        992,267         618,567
  Contract terminations,
    withdrawal payments and
    charges                          (4,581,988)     (3,722,086)     (4,500,909)     (4,094,467)    (1,990,317)    (10,149,187)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  47,963,283      47,387,202     216,662,904      38,304,770     19,017,328      55,249,424
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                       SFT
                                     SFT IVY                       WELLINGTON       TOPS MGD        TOPS MGD        TOPS MGD
                                    SMALL CAP      SFT T. ROWE     CORE EQUITY      RISK BAL       RISK FLEX      RISK GROWTH
                                     GROWTH        PRICE VALUE        CL 2          ETF CL 2          ETF           ETF CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  17,985,407      50,885,068      22,768,665      20,050,518     68,860,931      85,478,285
  Contract purchase payments          1,093,025         877,164         457,846       3,571,374     26,699,103       2,802,403
  Contract terminations,
    withdrawal payments and
    charges                          (2,608,380)     (5,826,080)     (4,565,524)     (2,142,086)    (2,719,417)    (14,841,732)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  16,470,052      45,936,152      18,660,987      21,479,806     92,840,617      73,438,956
  Contract purchase payments            829,632         328,295         160,027         973,365     20,801,229       2,504,182
  Contract terminations,
    withdrawal payments and
    charges                          (2,558,142)     (5,864,539)     (2,920,088)     (3,914,944)    (4,083,040)     (7,690,699)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  14,741,542      40,399,908      15,900,926      18,538,227    109,558,806      68,252,439
                                  ==============  ==============  ==============  ==============  =============   =============

                                   SEGREGATED SUB-ACCOUNTS
                                  --------------------------
                                          TOPS MGD
                                        RISK MOD GRO
                                          ETF CL 2
                                  --------------------------
Units outstanding at
  December 31, 2015                              26,689,496
  Contract purchase payments                      1,337,289
  Contract terminations,
    withdrawal payments and
    charges                                      (5,561,813)
                                  --------------------------
Units outstanding at
  December 31, 2016                               22,464,972
  Contract purchase payments                      1,311,998
  Contract terminations,
    withdrawal payments and
    charges                                      (2,050,032)
                                  --------------------------
Units outstanding at
  December 31, 2017                              21,726,938
                                  ==========================

--------
(a) For the year ended December 31, 2016 and for the period from January 1, 2017 through May 15, 2017.
(b) For the period from November 21, 2016 through December 31, 2016 and for the year ended December 31, 2017.
(c) For the period from January 1, 2016 through November 21, 2016.


                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2017, 2016, 2015, 2014, and 2013 is as follows:

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AB VPS DYNASSTALL CL B
   2017                            129,884,474  $  1.15 to 1.21  $  157,768,208     1.80%      1.20% to 2.35%     11.01% to 13.98%
   2016                            123,375,511     1.03 to 1.08     132,664,227     0.60%      1.20% to 2.35%      0.37% to 2.75%
   2015                             98,241,805     1.02 to 1.05     103,428,549     0.72%      1.20% to 2.35%    (4.17)% to (2.48)%
   2014                             47,776,277     1.06 to 1.08      51,576,228     0.40%      1.20% to 2.25%      1.18% to 2.96%
   2013 (a)                         14,706,473     1.04 to 1.05      15,419,356     0.16%      1.20% to 2.25%      3.63% to 4.85%

AB VPS INTL VALUE CL B
   2017                              1,064,265     0.66 to 0.72         764,257     2.11%      1.20% to 2.00%     21.47% to 23.61%
   2016                              1,326,000     0.52 to 0.58         770,341     1.09%      1.20% to 2.50%    (3.67)% to (1.98)%
   2015                              1,382,791     0.53 to 0.59         819,546     2.05%      1.20% to 2.50%     (0.58)% to 1.18%
   2014                              1,393,635     0.53 to 0.59         816,341     3.35%      1.20% to 2.50%    (9.18)% to (7.58)%
   2013                              1,466,750     0.58 to 0.63         929,598     5.79%      1.20% to 2.50%     19.17% to 21.27%

AM CENTURY VP INC & GRO CL II
   2017                              1,706,564     1.71 to 2.81       4,744,487     2.07%      1.20% to 2.35%     16.81% to 18.87%
   2016                              1,966,053     1.46 to 2.37       4,607,075     2.19%      1.20% to 2.35%     9.92% to 11.85%
   2015                              1,505,202     1.63 to 2.12       3,142,886     1.82%      1.20% to 2.35%    (8.68)% to (7.07)%
   2014                              1,782,099     1.82 to 2.28       3,998,749     1.80%      1.20% to 2.10%     9.07% to 10.99%
   2013                              1,725,231     1.67 to 2.05       3,484,096     1.94%      1.20% to 2.00%     31.55% to 33.87%

AM CENTURY VP INFL PRO CL II
   2017                             55,896,908     1.09 to 1.27      70,913,713     2.62%      1.20% to 2.70%      0.67% to 3.36%
   2016                             55,809,466     1.08 to 1.24      69,117,411     1.83%      1.20% to 2.70%      1.36% to 3.77%
   2015                             60,467,019     1.06 to 1.20      72,601,127     1.97%      1.20% to 2.70%    (5.30)% to (3.63)%
   2014                             63,686,918     1.12 to 1.25      79,348,477     1.31%      1.20% to 2.70%      0.30% to 2.07%
   2013                             60,534,226     1.11 to 1.22      73,893,030     1.61%      1.20% to 2.70%   (11.14)% to (9.57)%

AMER FUNDS IS GLBL BOND CL 2
   2017                             12,481,352     0.94 to 1.07      12,758,060     0.39%      0.15% to 2.45%      3.76% to 6.70%
   2016                              9,219,030     0.90 to 1.00       8,925,291     0.66%      0.15% to 2.45%     (0.26)% to 2.56%
   2015                              6,453,310     0.90 to 0.98       6,153,395     0.05%      0.15% to 2.45%    (6.85)% to (4.21)%
   2014                              4,199,585     0.96 to 1.02       4,224,257     1.38%      0.15% to 2.45%     (1.56)% to 1.24%
   2013                              3,245,422     0.97 to 1.01       3,258,095     0.00%      0.15% to 2.45%    (5.41)% to (2.72)%

AMER FUNDS IS GLBL GROWTH CL 2
   2017                              8,510,494     1.65 to 2.02      15,212,264     0.70%      0.15% to 2.20%     27.66% to 31.27%
   2016                              8,123,364     1.26 to 1.54      11,164,434     0.94%      0.15% to 2.50%     (2.30)% to 0.47%
   2015                              7,395,103     1.29 to 1.53      10,205,737     1.08%      0.15% to 2.50%      3.83% to 6.78%
   2014                              6,538,242     1.24 to 1.43       8,536,287     1.28%      0.15% to 2.50%     (0.66)% to 2.16%
   2013                              5,134,763     1.24 to 1.40       6,647,032     1.53%      0.15% to 2.50%     25.43% to 28.98%

AMER FUNDS IS GLBL SM CP CL 2
   2017                              8,081,844     1.28 to 1.75      11,531,864     0.43%      0.15% to 2.70%     22.25% to 25.71%
   2016                              7,033,452     1.06 to 1.39       8,074,827     0.27%      0.15% to 2.50%     (0.86)% to 1.95%
   2015                              5,816,934     1.06 to 1.37       6,624,674     0.00%      0.15% to 2.50%     (2.65)% to 0.12%
   2014                              3,723,569     1.09 to 1.37       4,298,890     0.12%      0.15% to 2.50%     (0.85)% to 1.97%
   2013                              2,713,804     1.09 to 1.34       3,090,006     0.79%      0.15% to 2.50%     24.56% to 28.09%

AMER FUNDS IS GROWTH CL 2
   2017                             23,982,641     1.85 to 2.02      48,400,540     0.53%      1.20% to 2.50%     24.58% to 27.91%
   2016                             22,180,173     1.48 to 1.59      35,311,313     0.80%      1.20% to 2.50%      6.31% to 8.84%
   2015                             19,494,302     1.38 to 1.47      28,687,226     0.68%      1.20% to 2.50%      3.75% to 5.58%
   2014                             14,585,631     1.33 to 1.39      20,328,839     0.89%      1.20% to 2.50%      5.36% to 7.22%
   2013                             12,048,148     1.26 to 1.30      15,662,258     1.17%      1.20% to 2.50%     26.33% to 28.56%

AMER FUNDS IS GROWTH-INC CL 2
   2017                             14,681,074     1.87 to 2.03      29,780,789     1.29%      1.20% to 2.45%     18.84% to 22.02%
   2016                             18,071,816     1.56 to 1.68      30,314,808     1.64%      1.20% to 2.45%     8.29% to 10.86%
   2015                             13,268,242     1.43 to 1.52      20,197,968     1.62%      1.20% to 2.50%     (1.49)% to 0.24%
   2014                              8,257,642     1.45 to 1.52      12,539,893     1.52%      1.20% to 2.50%      7.42% to 9.32%
   2013                              6,137,442     1.34 to 1.39       8,526,063     1.77%      1.20% to 2.50%     29.63% to 31.91%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AMER FUNDS IS INTL CL 2
   2017                             13,816,082     1.20 to 1.64      18,460,055     1.28%      0.15% to 2.70%     28.32% to 31.95%
   2016                             14,209,167     0.93 to 1.24      14,498,583     1.38%      0.15% to 2.70%      0.53% to 3.38%
   2015                             14,409,869     0.92 to 1.20      14,363,362     1.55%      0.15% to 2.70%    (7.30)% to (4.67)%
   2014                             13,361,139     1.00 to 1.26      14,093,439     1.55%      0.15% to 2.70%    (5.48)% to (2.80)%
   2013                              9,981,565     1.05 to 1.30      10,967,217     1.83%      0.15% to 2.70%     18.11% to 21.45%


AMER FUNDS IS NEW WORLD CL 2
   2017                             10,293,485     1.09 to 1.43      12,575,951     0.94%      0.15% to 2.70%     25.69% to 29.25%
   2016                              9,834,097     0.88 to 1.11       9,352,789     0.87%      0.15% to 2.45%      2.21% to 5.10%
   2015                              7,991,772     0.86 to 1.06       7,289,640     0.59%      0.15% to 2.45%    (5.96)% to (3.29)%
   2014                              6,022,669     0.91 to 1.09       5,741,818     1.09%      0.15% to 2.45%   (10.55)% to (8.01)%
   2013                              4,719,618     1.01 to 1.19       4,953,443     1.74%      0.15% to 2.45%     8.15% to 11.21%

AMER FUNDS IS US GOVT/AAA CL 2
   2017                             12,580,937     1.01 to 1.07      13,394,184     1.38%      0.15% to 2.00%     (1.36)% to 1.44%
   2016                             11,704,406     0.99 to 1.06      12,409,965     1.47%      0.15% to 2.45%     (1.75)% to 1.04%
   2015                              8,602,778     1.00 to 1.06       9,122,486     1.53%      0.15% to 2.45%     (1.36)% to 1.44%
   2014                              7,087,217     1.01 to 1.06       7,477,491     1.12%      0.15% to 2.45%      1.96% to 4.86%
   2013                              5,920,197     0.98 to 1.02       6,021,398     0.80%      0.15% to 2.45%    (5.89)% to (3.22)%

CLEARBRIDGE VAR SM GRO CL II
   2017                              9,286,956     1.19 to 1.22      11,305,983     0.00%      1.20% to 2.20%     20.32% to 23.54%
   2016                              1,710,336     0.98 to 0.99       1,700,508     0.00%      1.20% to 2.20%      2.48% to 4.91%
   2015 (b)                            890,548     0.95 to 0.95         849,020     0.00%      1.20% to 2.10%    (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
   2017                             29,150,137     1.51 to 2.85      74,769,748     1.43%      0.15% to 2.50%     9.39% to 12.48%
   2016                             35,486,982     1.36 to 2.54      81,880,565     2.28%      0.15% to 2.50%     14.30% to 17.53%
   2015                             35,793,713     1.53 to 2.16      70,913,034     2.86%      0.15% to 2.50%    (7.02)% to (4.38)%
   2014                             40,504,113     1.12 to 2.26      84,793,006     2.53%      0.15% to 2.70%      5.33% to 8.32%
   2013                             46,093,306     1.07 to 2.08      90,035,968     2.28%      0.15% to 2.70%     24.11% to 27.64%

FIDELITY VIP MID CAP SC2
   2017                              8,546,622     1.91 to 5.91      40,237,967     0.49%      0.15% to 2.50%     17.04% to 20.36%
   2016                              9,231,817     1.63 to 4.91      36,510,194     0.31%      0.15% to 2.50%     8.68% to 11.76%
   2015                             10,235,423     2.43 to 4.39      36,635,920     0.24%      0.15% to 2.50%    (4.49)% to (1.78)%
   2014                             11,700,083     2.54 to 4.47      43,106,140     0.02%      0.15% to 2.50%      2.95% to 5.87%
   2013                             12,574,426     2.45 to 4.23      44,258,430     0.27%      0.15% to 2.50%     31.92% to 35.67%

FRANKLIN DEV MKTS VIP CL 2
   2017                             10,013,524     1.09 to 3.57      29,191,896     0.98%      0.15% to 2.50%     36.34% to 40.20%
   2016                              9,834,949     0.79 to 2.57      21,167,985     0.80%      0.15% to 2.50%     14.04% to 17.26%
   2015                             10,479,753     1.12 to 2.22      19,589,327     2.01%      0.15% to 2.50%   (21.94)% to (19.72)%
   2014                             10,524,450     1.41 to 2.79      24,440,100     1.49%      0.15% to 2.50%   (11.06)% to (8.53)%
   2013                             11,407,559     1.56 to 3.09      28,915,223     1.94%      0.15% to 2.50%    (3.80)% to (1.07)%

FRANKLIN MUTUAL SHS VIP CL 2
   2017                              4,190,741     1.46 to 2.56      10,649,793     2.72%      1.20% to 2.45%      5.21% to 7.06%
   2016                              2,650,681     1.80 to 2.40       6,244,316     1.97%      1.20% to 2.45%     12.69% to 14.68%
   2015                              3,135,716     1.58 to 2.09       6,445,223     3.01%      1.20% to 2.50%    (7.70)% to (6.07)%
   2014                              4,063,516     1.71 to 2.22       8,915,822     1.96%      1.20% to 2.50%      4.01% to 5.84%
   2013                              4,885,422     1.63 to 2.10      10,088,874     2.04%      1.20% to 2.50%     24.54% to 26.73%

FRANKLIN SMALL CP VAL VIP CL 2
   2017                             15,748,220     1.60 to 1.87      29,386,671     0.46%      1.20% to 2.70%     7.45% to 10.32%
   2016                             21,381,321     1.45 to 1.71      36,490,421     0.79%      1.20% to 2.95%     26.41% to 29.41%
   2015                             18,141,802     1.15 to 1.33      24,068,722     0.63%      1.20% to 2.95%   (10.08)% to (8.49)%
   2014                             17,745,713     1.28 to 1.45      25,728,082     0.60%      1.20% to 2.95%    (2.35)% to (0.63)%
   2013                             15,084,012     1.31 to 1.46      22,007,745     1.26%      1.20% to 2.95%     32.28% to 34.62%

FRANKLIN SM-MD CP GR VIP CL 2
   2017                              4,766,619     1.51 to 3.12       9,497,577     0.00%      0.15% to 2.45%     17.88% to 21.22%
   2016                              5,252,793     1.26 to 2.60       8,851,759     0.00%      0.15% to 2.45%      1.15% to 4.01%
   2015                              6,223,230     1.23 to 2.53      10,189,765     0.00%      0.15% to 2.45%    (5.49)% to (2.80)%
   2014                              6,708,673     1.28 to 2.63      11,531,092     0.00%      0.15% to 2.45%      4.35% to 7.31%
   2013                              7,645,242     1.21 to 2.47      12,502,680     0.00%      0.15% to 2.45%     34.14% to 37.95%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
GOLDMAN SACHS VI HQ FLT RT SS
   2017                             38,287,569     0.95 to 1.05      40,213,342     1.27%      1.20% to 2.45%     (1.48)% to 1.16%
   2016                             37,151,922     0.96 to 1.05      38,919,618     1.00%      1.20% to 2.45%     (1.92)% to 0.41%
   2015                             36,212,613     0.98 to 1.05      38,011,013     0.44%      1.20% to 2.45%    (3.32)% to (1.61)%
   2014                             36,182,709     1.01 to 1.07      38,600,763     0.30%      1.20% to 2.10%    (2.99)% to (1.27)%
   2013                             33,133,371     1.03 to 1.08      35,805,714     0.46%      1.20% to 2.45%    (2.52)% to (0.80)%

GOLDMAN SACHS VIT GBL TRNDS SS
   2017                            120,952,473     1.10 to 1.15     138,687,440     0.31%      1.20% to 2.15%     9.83% to 12.77%
   2016                            114,933,333     0.99 to 1.03     117,911,955     0.31%      1.20% to 2.15%      1.31% to 3.72%
   2015                             97,516,000     0.98 to 1.00      97,038,369     0.11%      1.20% to 1.95%    (8.55)% to (6.94)%
   2014                             57,148,115     1.05 to 1.07      61,108,844     0.06%      1.20% to 2.10%      0.92% to 2.71%
   2013 (a)                         20,677,503         1.04          21,528,667     0.10%      1.20% to 2.00%      2.91% to 4.12%

INVESCO VI AMER VALUE SR II
   2017                              5,878,078     1.42 to 1.66       9,760,708     0.60%      1.20% to 2.70%      6.5% to 9.35%
   2016                              6,023,777     1.33 to 1.53       9,229,462     0.12%      1.20% to 2.70%     11.88% to 14.53%
   2015                              5,628,822     1.19 to 1.35       7,575,022     0.01%      1.20% to 2.70%   (12.00)% to (10.44)%
   2014                              4,062,941     1.35 to 1.50       6,105,164     0.21%      1.20% to 2.70%      6.30% to 8.17%
   2013                              3,153,968     1.27 to 1.39       4,381,262     0.65%      1.20% to 2.70%     30.05% to 32.34%

INVESCO VI COMSTOCK SR II
   2017                             19,423,798     1.78 to 3.05      59,173,015     2.05%      1.20% to 2.45%     14.17% to 17.22%
   2016                             19,290,413     1.54 to 2.62      50,583,685     1.34%      1.20% to 2.45%     13.60% to 16.29%
   2015                             21,375,781     1.71 to 2.27      48,489,273     1.66%      1.20% to 2.45%    (8.92)% to (7.31)%
   2014                             20,328,052     1.87 to 2.45      49,751,315     1.15%      1.20% to 2.45%      5.93% to 7.80%
   2013                             16,599,622     1.75 to 2.27      37,687,180     1.59%      1.20% to 2.45%     31.71% to 34.04%

INVESCO VI EQUITY & INC SR II
   2017                              3,926,062     1.44 to 1.98       7,723,635     1.59%      1.20% to 2.45%     7.57% to 10.45%
   2016                              2,810,199     1.31 to 1.81       5,038,654     1.55%      1.20% to 2.25%     11.51% to 14.15%
   2015                              2,623,652     1.30 to 1.59       4,142,909     2.43%      1.20% to 2.25%    (5.42)% to (3.75)%
   2014                              2,162,430     1.36 to 1.65       3,539,985     1.76%      1.20% to 2.25%      5.60% to 7.47%
   2013                              1,495,474     1.28 to 1.54       2,266,429     1.55%      1.20% to 2.25%     21.26% to 23.40%

INVESCO VI GROWTH & INC SR II
   2017                              2,685,321     1.81 to 3.12       8,379,934     1.25%      1.20% to 2.10%     10.73% to 12.68%
   2016                              3,277,045     1.61 to 2.77       9,075,732     0.82%      1.20% to 2.35%     15.97% to 18.01%
   2015                              1,223,875     1.79 to 2.35       2,872,050     2.41%      1.20% to 2.50%    (6.12)% to (4.47)%
   2014                              1,434,525     1.90 to 2.46       3,523,821     1.47%      1.20% to 2.50%      6.77% to 8.65%
   2013                              1,779,511     1.77 to 2.26       4,023,181     1.34%      1.20% to 2.50%     29.88% to 32.17%

INVESCO VI SM CAP EQTY SR II
   2017                             12,859,165     1.41 to 1.64      21,120,631     0.00%      1.20% to 2.70%     10.43% to 13.39%
   2016                             14,238,814     1.27 to 1.46      20,811,129     0.00%      1.20% to 2.70%     8.60% to 11.17%
   2015                             15,533,334     1.17 to 1.32      20,544,059     0.00%      1.20% to 2.70%    (8.48)% to (6.87)%
   2014                             16,624,811     1.27 to 1.42      23,608,195     0.00%      1.20% to 2.70%     (0.88)% to 0.87%
   2013                             16,800,802     1.28 to 1.41      23,652,925     0.00%      1.20% to 2.70%     33.11% to 35.45%

IVY VIP ADV RE SEC CL II
   2017                              4,241,131     1.44 to 2.58      10,940,647     1.31%      1.25% to 2.35%      2.95% to 4.08%
   2016                              4,900,297     1.39 to 2.48      12,144,828     1.07%      1.25% to 2.35%      1.85% to 2.97%
   2015                              5,392,588     1.36 to 2.41      12,978,484     1.01%      1.25% to 2.35%      2.35% to 3.48%
   2014                              6,610,779     1.32 to 2.33      15,374,171     1.03%      1.25% to 2.35%     27.15% to 28.55%
   2013                              7,305,391     1.04 to 1.81      13,215,918     1.11%      1.25% to 2.35%    (1.22)% to (0.13)%

IVY VIP ASSET STRATEGY CL II
   2017                             48,881,786     1.02 to 3.04     145,050,136     1.54%      1.20% to 2.50%     14.85% to 17.92%
   2016                             57,198,258     0.88 to 2.60     145,355,667     0.59%      1.20% to 2.70%    (5.39)% to (3.15)%
   2015                             67,358,063     0.92 to 2.71     178,007,763     0.36%      1.20% to 2.70%   (11.01)% to (9.44)%
   2014                             74,476,886     1.03 to 2.99     217,560,150     0.49%      1.20% to 2.75%    (8.02)% to (6.40)%
   2013                             78,191,693     1.11 to 3.19     244,199,910     1.28%      1.20% to 2.70%     21.50% to 23.64%

IVY VIP BALANCED CL II
   2017                             28,758,018     1.24 to 9.25     108,956,665     1.60%      0.15% to 2.45%     8.14% to 11.20%
   2016                             32,270,184     1.13 to 8.32     110,047,146     1.38%      0.15% to 2.35%     (0.93)% to 1.88%
   2015                             34,877,083     1.13 to 8.16     120,157,549     0.91%      0.15% to 2.35%    (3.22)% to (0.47)%
   2014                             35,921,678     1.15 to 8.20     130,175,660     0.93%      0.15% to 2.50%      4.45% to 7.41%
   2013                             36,894,554     1.09 to 7.64     129,179,988     1.44%      0.15% to 2.50%     20.10% to 23.51%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP BOND CL II
   2017                             99,255,005     1.06 to 1.40     139,237,719     1.57%      1.25% to 2.35%      1.61% to 2.73%
   2016                             97,186,829     1.04 to 1.37     132,718,740     2.34%      1.25% to 2.35%      1.62% to 2.74%
   2015                            103,645,819     1.02 to 1.33     137,757,285     2.92%      1.25% to 2.35%    (2.13)% to (1.04)%
   2014                            109,220,233     1.04 to 1.34     146,697,373     3.75%      1.25% to 2.35%      1.91% to 3.04%
   2013                            104,942,376     1.01 to 1.30     136,792,290     3.30%      1.25% to 2.35%    (4.36)% to (3.31)%

IVY VIP CORE EQUITY CL II
   2017                             35,513,180     1.42 to 3.20     105,701,928     0.44%      0.15% to 2.45%     17.25% to 20.57%
   2016                             39,782,237     1.20 to 2.65      99,292,010     0.45%      0.15% to 2.70%      0.73% to 3.58%
   2015                             42,301,761     1.18 to 2.57     102,974,780     0.35%      0.15% to 2.70%    (3.58)% to (0.84)%
   2014                             44,306,736     1.21 to 2.62     109,770,382     0.49%      0.15% to 2.75%      6.49% to 9.51%
   2013                             41,539,661     1.12 to 2.42      94,277,730     0.49%      0.15% to 2.70%     29.63% to 33.31%

IVY VIP DIVIDEND OPP CL II
   2017                              9,197,541     1.39 to 2.31      21,274,745     1.27%      1.25% to 2.35%     12.89% to 14.13%
   2016                             10,656,725     1.23 to 2.03      21,597,757     1.26%      1.25% to 2.35%      4.48% to 5.63%
   2015                             11,686,779     1.17 to 1.92      22,422,853     1.29%      1.25% to 2.35%    (4.33)% to (3.27)%
   2014                             13,352,998     1.21 to 1.98      26,486,148     1.16%      1.25% to 2.35%      7.29% to 8.48%
   2013                             14,869,053     1.12 to 1.83      27,188,761     1.55%      1.25% to 2.35%     26.60% to 28.00%

IVY VIP ENERGY CL II
   2017                              5,658,847     0.81 to 1.08       6,132,622     0.77%      1.25% to 2.35%   (14.67)% to (13.73)%
   2016                              5,561,489     0.94 to 1.26       6,986,082     0.14%      1.25% to 2.35%     31.43% to 32.88%
   2015                              6,007,854     0.71 to 0.95       5,679,106     0.06%      1.25% to 2.35%   (23.95)% to (23.11)%
   2014                              5,753,035     0.93 to 1.23       7,072,992     0.00%      1.25% to 2.35%   (12.64)% to (11.67)%
   2013                              6,109,963     1.05 to 1.39       8,504,437     0.00%      1.25% to 2.35%     24.80% to 26.18%

IVY VIP GLOBAL BOND CL II
   2017                              6,075,336     1.02 to 1.08       6,553,101     2.75%      1.25% to 2.10%      1.85% to 2.98%
   2016                              6,418,348     1.00 to 1.05       6,722,983     3.57%      1.25% to 2.10%      4.56% to 5.71%
   2015                              6,759,875     0.95 to 0.99       6,698,183     3.70%      1.25% to 2.10%    (4.91)% to (3.86)%
   2014                              7,019,226     1.00 to 1.03       7,234,714     2.25%      1.25% to 2.10%    (2.14)% to (1.06)%
   2013                              6,933,787     1.02 to 1.04       7,223,250     0.00%      1.25% to 2.10%     (0.62)% to 0.48%

IVY VIP GLOBAL GROWTH CL II
   2017                             27,217,889     1.31 to 2.57      66,215,059     0.05%      1.20% to 2.45%     20.92% to 24.15%
   2016                             31,623,038     1.07 to 2.09      62,464,755     0.22%      1.20% to 2.45%    (5.85)% to (3.62)%
   2015                             33,490,781     1.03 to 2.18      69,043,299     0.42%      1.20% to 2.70%      0.39% to 2.16%
   2014                             36,111,781     1.02 to 2.14      72,784,181     2.11%      1.20% to 2.75%    (1.98)% to (0.25)%
   2013                             35,159,144     1.04 to 2.14      70,734,187     0.86%      1.20% to 2.70%     15.76% to 17.80%

IVY VIP GOVT MONEY MARKET CL II
   2017                             10,306,425     0.88 to 0.99      10,178,688     0.58%      1.25% to 2.10%    (1.74)% to (0.66)%
   2016                             10,552,171     0.89 to 0.99      10,490,486     0.12%      1.25% to 2.10%    (2.19)% to (1.11)%
   2015                             12,701,671     0.91 to 1.01      12,769,086     0.02%      1.25% to 2.10%    (2.30)% to (1.22)%
   2014                             12,038,044     0.93 to 1.02      12,251,690     0.02%      1.25% to 2.10%    (2.30)% to (1.22)%
   2013                             13,444,125     0.95 to 1.03      13,852,053     0.02%      1.25% to 2.10%    (2.30)% to (1.22)%

IVY VIP GROWTH CL II
   2017                             20,176,873     1.71 to 2.95      59,438,310     0.25%      0.15% to 2.35%     26.34% to 27.74%
   2016                             24,023,978     1.35 to 2.31      55,403,413     0.02%      0.15% to 2.35%    (1.12)% to (0.03)%
   2015                             26,869,223     1.35 to 2.31      61,983,332     0.11%      0.15% to 2.35%      4.68% to 5.84%
   2014                             30,275,987     1.28 to 2.18      65,989,998     0.24%      0.15% to 2.35%     9.21% to 10.42%
   2013                             86,466,716     1.15 to 6.65     213,651,585     0.43%      0.15% to 2.70%     32.49% to 36.25%

IVY VIP HIGH INCOME CL II
   2017                             61,836,490     1.08 to 2.30      88,953,258     5.56%      1.20% to 2.70%      3.59% to 6.36%
   2016                             66,906,391     1.04 to 2.18      92,040,204     7.40%      1.20% to 2.95%     12.82% to 15.50%
   2015                             69,605,101     0.92 to 1.90      85,240,150     6.18%      1.20% to 2.95%    (9.22)% to (7.62)%
   2014                             73,091,861     1.01 to 2.06      98,039,313     5.60%      1.20% to 3.00%     (1.06)% to 0.69%
   2013                             29,855,621     1.02 to 2.04      53,904,115     4.48%      1.20% to 2.95%      7.29% to 9.18%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP INTL CORE EQUITY CL II
   2017                             51,104,758     1.11 to 7.25     161,570,566     1.41%      0.15% to 2.70%     19.59% to 22.97%
   2016                             58,407,766     0.90 to 5.89     150,580,435     1.38%      0.15% to 2.95%     (1.85)% to 0.93%
   2015                             63,849,455     0.92 to 5.84     164,116,138     1.29%      0.15% to 2.95%    (3.82)% to (1.09)%
   2014                             69,049,904     0.96 to 5.90     181,226,029     2.53%      0.15% to 3.00%     (1.51)% to 1.29%
   2013                             75,575,716     0.97 to 5.83     198,584,479     1.65%      0.15% to 2.95%     21.28% to 24.72%


IVY VIP LIMITED-TERM BOND CL II
   2017                             41,053,792     0.96 to 1.02      41,759,776     1.56%      1.25% to 2.10%     (0.95)% to 0.15%
   2016                             39,002,161     0.97 to 1.02      39,615,179     1.48%      1.25% to 2.10%     (0.42)% to 0.68%
   2015                             37,007,768     0.97 to 1.01      37,336,399     1.52%      1.25% to 2.10%    (1.47)% to (0.38)%
   2014                             35,060,416     0.98 to 1.01      35,507,176     0.56%      1.25% to 2.10%    (1.37)% to (0.28)%
   2013                             29,301,920     0.99 to 1.02      29,758,599     0.00%      1.25% to 2.35%    (2.84)% to (1.77)%

IVY VIP MICRO CAP GROWTH CL II
   2017                              9,953,073     1.21 to 4.15      30,332,339     0.00%      0.15% to 2.40%      5.67% to 8.67%
   2016                              8,891,061     1.13 to 3.82      23,945,771     0.00%      0.15% to 2.50%     10.01% to 13.12%
   2015                              9,868,679     1.01 to 3.37      23,559,362     0.00%      0.15% to 2.50%   (11.80)% to (9.30)%
   2014                             11,200,328     1.13 to 3.72      29,998,995     0.00%      0.15% to 2.50%    (4.60)% to (1.89)%
   2013                             12,081,016     1.17 to 3.79      33,572,563     0.00%      0.15% to 2.45%     52.72% to 57.05%

IVY VIP MID CAP GROWTH CL II
   2017                             20,971,477     1.38 to 3.15      65,783,331     0.00%      1.20% to 2.50%     23.22% to 26.52%
   2016                             24,100,613     1.11 to 2.51      60,308,547     0.00%      1.20% to 2.70%      3.04% to 5.48%
   2015                             25,882,239     1.06 to 2.39      61,788,557     0.00%      1.20% to 2.70%    (8.52)% to (6.90)%
   2014                             26,623,415     1.15 to 2.57      68,287,685     0.00%      1.20% to 2.75%      4.73% to 6.58%
   2013                             25,625,540     1.09 to 2.41      61,674,250     0.00%      1.20% to 2.70%     26.16% to 28.39%

IVY VIP NATURAL RES CL II
   2017                             30,896,398     0.51 to 1.13      34,918,213     0.15%      1.20% to 2.70%     (0.02)% to 2.66%
   2016                             36,993,400     0.58 to 1.11      41,112,391     0.70%      1.20% to 2.50%     20.22% to 23.07%
   2015                             33,612,121     0.43 to 0.91      30,520,850     0.10%      1.20% to 2.70%   (24.65)% to (23.32)%
   2014                             28,496,741     0.56 to 1.19      33,736,824     0.00%      1.20% to 2.75%   (15.57)% to (14.07)%
   2013                             28,606,857     0.67 to 1.38      39,420,130     0.00%      1.20% to 2.70%      4.67% to 6.52%

IVY VIP PATH MOD AGG MVF CL II
   2017                             62,982,691     1.19 to 1.23      77,083,895     0.45%      1.20% to 1.95%     12.34% to 15.35%
   2016                             57,952,189     1.05 to 1.07      62,068,588     0.90%      1.20% to 1.95%     (0.61)% to 1.75%
   2015                             49,451,042     1.04 to 1.06      52,387,086     0.00%      1.20% to 1.95%    (3.59)% to (1.89)%
   2014                             30,952,583     1.07 to 1.08      33,433,493     1.98%      1.20% to 2.00%      0.89% to 2.67%
   2013 (c)                          4,483,033         1.05           4,718,009     0.00%      1.20% to 1.85%      4.81% to 5.25%

IVY VIP PATH MOD CON MVF CL II
   2017                             30,564,276     1.09 to 1.15      35,051,735     0.42%      1.20% to 2.35%     8.60% to 11.51%
   2016                             32,834,908     1.01 to 1.04      34,087,877     0.52%      1.20% to 2.10%     (1.73)% to 0.60%
   2015                             24,975,196     1.02 to 1.04      25,940,994     0.00%      1.20% to 2.00%    (3.41)% to (1.70)%
   2014                             13,062,845     1.05 to 1.06      13,808,708     1.13%      1.20% to 2.10%      0.06% to 1.83%
   2013 (c)                          1,511,308         1.04           1,569,503     0.00%      1.20% to 1.85%      3.42% to 3.86%

IVY VIP PATH MOD MVF CL II
   2017                            334,654,129     1.16 to 1.19     399,263,202     0.45%      1.20% to 1.90%     10.50% to 13.46%
   2016                            325,186,838     1.04 to 1.06     345,138,193     0.57%      1.20% to 1.90%     (1.14)% to 1.21%
   2015                            252,688,811     1.04 to 1.06     266,681,466     0.00%      1.20% to 1.90%    (3.32)% to (1.61)%
   2014                            118,871,914     1.06 to 1.07     127,553,733     1.17%      1.20% to 1.90%      0.73% to 2.51%
   2013 (c)                         12,202,626         1.05          12,777,268     0.00%      1.20% to 1.85%      4.28% to 4.72%

IVY VIP PATHFINDER AGGRESSIVE CL II
   2017                             10,588,800     1.37 to 1.67      17,728,952     0.90%      1.25% to 2.35%     17.06% to 18.35%
   2016                             12,287,806     1.16 to 1.41      17,383,185     1.47%      1.25% to 2.10%      2.38% to 3.51%
   2015                             13,271,878     1.13 to 1.37      18,139,163     2.72%      1.25% to 2.10%    (1.99)% to (0.91)%
   2014                             11,881,250     1.14 to 1.38      16,387,496     0.85%      1.25% to 2.10%      2.42% to 3.56%
   2013                             11,324,682     1.11 to 1.33      15,083,577     6.82%      1.25% to 2.10%     24.18% to 25.56%

IVY VIP PATHFINDER CONSERV CL II
   2017                             21,343,297     1.19 to 1.39      29,589,078     0.72%      1.25% to 2.10%      7.95% to 9.14%
   2016                             25,316,161     1.09 to 1.27      32,156,119     1.16%      1.25% to 2.10%      0.46% to 1.57%
   2015                             27,495,279     1.08 to 1.25      34,384,095     1.15%      1.25% to 2.10%    (1.88)% to (0.80)%
   2014                             29,844,909     1.09 to 1.26      37,621,745     1.06%      1.25% to 2.35%      0.99% to 2.11%
   2013                             31,137,476     1.16 to 1.23      38,441,011     5.76%      1.25% to 2.35%     12.09% to 13.32%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP PATHFINDER MOD AGGR CL II
   2017                            156,367,354     1.32 to 1.60     249,489,522     0.83%      1.25% to 2.35%     14.02% to 15.27%
   2016                            177,737,673     1.15 to 1.38     246,007,469     1.62%      1.25% to 2.35%      2.10% to 3.22%
   2015                            188,075,050     1.11 to 1.34     252,183,485     2.30%      1.25% to 2.35%    (2.26)% to (1.18)%
   2014                            193,683,655     1.13 to 1.36     262,812,222     1.04%      1.25% to 2.35%      2.18% to 3.31%
   2013                            199,993,740     1.23 to 1.31     262,668,042     5.45%      1.25% to 2.35%     20.94% to 22.28%

IVY VIP PATHFINDER MOD CONS CL II
   2017                             45,918,574     1.22 to 1.46      67,144,721     0.82%      1.25% to 1.90%     10.15% to 11.37%
   2016                             53,685,982     1.10 to 1.31      70,486,377     1.30%      1.25% to 1.90%      0.71% to 1.82%
   2015                             57,293,113     1.09 to 1.29      73,874,734     1.48%      1.25% to 2.15%    (2.00)% to (0.92)%
   2014                             60,897,488     1.10 to 1.30      79,249,009     0.99%      1.25% to 2.35%      1.47% to 2.59%
   2013                             66,516,350     1.19 to 1.27      84,376,051     4.97%      1.25% to 2.35%     14.98% to 16.25%

IVY VIP PATHFINDER MODERATE CL II
   2017                            135,101,927     1.26 to 1.53     206,391,573     0.77%      1.25% to 2.35%     12.04% to 13.28%
   2016                            154,942,312     1.12 to 1.35     208,956,055     1.31%      1.25% to 2.35%      1.24% to 2.36%
   2015                            164,048,931     1.10 to 1.32     216,131,907     1.69%      1.25% to 2.35%    (2.01)% to (0.93)%
   2014                            172,610,501     1.11 to 1.33     229,539,028     1.04%      1.25% to 2.35%      1.82% to 2.94%
   2013                            179,607,449     1.09 to 1.29     232,016,381     4.78%      1.25% to 2.35%     18.03% to 19.34%

IVY VIP SCIENCE & TECH CL II
   2017                             18,844,531     1.47 to 4.60      82,723,518     0.00%      1.20% to 2.50%     28.29% to 31.72%
   2016                             18,586,995     1.13 to 3.53      61,890,871     0.00%      1.20% to 2.95%     (1.40)% to 0.94%
   2015                             21,292,766     1.14 to 3.52      70,869,765     0.00%      1.20% to 2.95%    (5.70)% to (4.04)%
   2014                             21,133,818     1.20 to 3.66      73,024,419     0.00%      1.20% to 3.00%     (0.08)% to 1.68%
   2013                             23,249,425     1.19 to 3.60      78,961,071     0.00%      1.20% to 2.95%     51.84% to 54.52%

IVY VIP SMALL CAP CORE CL II
   2017                             19,223,253     1.57 to 5.20      68,325,880     0.00%      0.15% to 2.45%     10.43% to 13.56%
   2016                             20,276,203     1.40 to 4.58      63,332,625     0.39%      0.15% to 2.50%     25.14% to 28.69%
   2015                             22,295,254     1.10 to 3.56      53,459,734     0.09%      0.15% to 2.50%    (8.33)% to (5.73)%
   2014                             25,893,192     1.19 to 3.78      66,189,449     0.09%      0.15% to 2.75%      3.93% to 6.89%
   2013                             28,772,551     1.13 to 3.53      69,610,037     0.85%      0.15% to 2.70%     29.65% to 33.33%

IVY VIP SMALL CAP GROWTH CL II
   2017                             12,699,244     1.35 to 2.39      30,396,631     0.00%      0.15% to 2.35%     20.27% to 21.59%
   2016                             14,155,118     1.12 to 1.97      27,864,474     0.00%      0.15% to 2.35%      0.53% to 1.64%
   2015                             14,655,153     1.11 to 1.94      28,383,251     0.00%      0.15% to 2.35%     (0.48)% to 0.62%
   2014                             16,538,924     1.11 to 1.92      31,835,084     0.00%      0.15% to 2.35%     (0.77)% to 0.33%
   2013                             33,183,894     1.12 to 4.42      77,759,128     0.00%      0.15% to 2.70%     39.20% to 43.14%

IVY VIP VALUE CL II
   2017                             31,763,857     1.38 to 5.87      87,254,181     1.41%      0.15% to 2.45%     9.23% to 12.33%
   2016                             36,424,021     1.25 to 5.22      89,435,653     1.24%      0.15% to 2.45%     7.92% to 10.97%
   2015                             42,247,025     1.14 to 4.71      94,101,042     0.77%      0.15% to 2.45%    (6.71)% to (4.06)%
   2014                             44,676,370     1.21 to 4.90     104,574,213     1.09%      0.15% to 2.50%     7.72% to 10.78%
   2013                             47,324,536     1.12 to 4.43     100,335,907     0.75%      0.15% to 2.45%     31.40% to 35.13%

JANUS HENDERSON BALANCED SS
   2017                              9,024,860     1.89 to 2.80      25,137,257     1.39%      1.20% to 2.45%     14.71% to 17.78%
   2016                              9,067,291     1.62 to 2.39      21,636,898     1.97%      1.20% to 2.50%      1.30% to 3.70%
   2015                              9,583,902     1.86 to 2.32      22,204,991     1.38%      1.20% to 2.50%    (2.51)% to (0.79)%
   2014                              9,091,698     1.90 to 2.34      21,223,172     1.54%      1.20% to 2.50%      5.09% to 6.95%
   2013                              8,307,837     1.80 to 2.19      18,122,843     1.36%      1.20% to 2.50%     16.32% to 18.37%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
JANUS HENDERSON FLEXIBLE BOND SS
   2017                             20,678,489     0.98 to 1.01      20,888,777     2.60%      1.20% to 2.45%      0.36% to 3.04%
   2016                             17,407,233     0.97 to 0.99      17,218,645     2.75%      1.20% to 2.45%     (0.74)% to 1.61%
   2015 (b)                          7,734,750     0.97 to 0.98       7,574,771     2.00%      1.20% to 2.45%    (3.21)% to (2.07)%

JANUS HENDERSON FORTY SS
   2017                             15,201,681     2.09 to 4.00      47,031,761     0.00%      0.15% to 2.50%     26.23% to 29.80%
   2016                             15,136,316     1.63 to 3.11      35,727,688     0.00%      0.15% to 2.50%     (1.01)% to 1.79%
   2015                             17,310,280     1.62 to 3.09      41,255,223     0.00%      0.15% to 2.50%     8.68% to 11.77%
   2014                             16,700,439     1.47 to 2.80      36,077,983     0.03%      0.15% to 2.50%      5.31% to 8.30%
   2013                             18,886,986     1.37 to 2.61      37,829,729     0.58%      0.15% to 2.50%     27.08% to 30.69%

JANUS HENDERSON MID CP VAL SS
   2017                             14,719,483     1.52 to 1.77      26,050,350     0.64%      1.20% to 2.70%     10.34% to 13.29%
   2016                             15,742,168     1.37 to 1.58      24,812,857     0.91%      1.20% to 2.70%     15.32% to 18.06%
   2015                             16,837,754     1.19 to 1.34      22,615,507     1.04%      1.20% to 2.70%    (6.49)% to (4.84)%
   2014                             17,099,250     1.27 to 1.41      24,134,583     1.27%      1.20% to 2.70%      5.29% to 7.15%
   2013                             17,688,212     1.20 to 1.32      23,300,705     1.18%      1.20% to 2.70%     22.16% to 24.31%

JANUS HENDERSON OVERSEAS SS
   2017                             17,841,216     0.78 to 2.98      44,286,927     1.58%      0.15% to 2.70%     27.02% to 30.61%
   2016                             21,022,162     0.62 to 2.30      40,773,291     4.73%      0.15% to 2.70%    (9.41)% to (6.85)%
   2015                             22,096,401     0.68 to 2.50      45,930,770     0.50%      0.15% to 2.70%   (11.46)% to (8.94)%
   2014                             23,854,503     0.76 to 2.78      54,691,693     2.97%      0.15% to 2.70%   (14.66)% to (12.23)%
   2013                             26,305,311     0.89 to 3.21      68,802,825     3.09%      0.15% to 2.70%     10.96% to 14.11%

MFS VIT II INTL VALUE SC
   2017                             12,305,658     1.20 to 1.24      15,296,339     1.33%      1.20% to 2.45%     23.14% to 26.44%
   2016                             11,042,915     0.97 to 0.99      10,954,082     1.32%      1.20% to 2.45%      0.83% to 3.22%
   2015 (b)                          4,482,304     0.96 to 0.97       4,333,292     1.76%      1.20% to 2.45%    (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
   2017                                430,656     1.80 to 2.85       1,184,281     0.00%      1.20% to 2.45%     23.01% to 25.17%
   2016                                552,847     1.44 to 2.28       1,220,680     0.00%      1.20% to 2.45%      1.58% to 3.37%
   2015                                629,567     1.54 to 2.21       1,345,365     0.00%      1.20% to 2.45%      1.40% to 3.19%
   2014                                513,940     1.51 to 2.14       1,048,754     0.00%      1.20% to 2.45%      5.40% to 7.26%
   2013                                549,856     1.42 to 1.99       1,041,853     0.00%      1.20% to 2.45%     33.23% to 35.58%

MORGSTANLEY VIF EMG MK EQ CL 2
   2017                             31,911,525     0.77 to 0.89      28,529,833     0.72%      1.20% to 2.70%     31.15% to 34.66%
   2016                             34,534,482     0.58 to 0.67      23,134,251     0.44%      1.20% to 2.70%      3.53% to 5.99%
   2015                             35,523,730     0.56 to 0.64      22,587,299     0.75%      1.20% to 2.70%   (13.31)% to (11.77)%
   2014                             31,777,048     0.65 to 0.72      22,901,375     0.32%      1.20% to 2.70%    (7.33)% to (5.69)%
   2013                             24,207,956     0.70 to 0.76      18,500,069     1.10%      1.20% to 2.70%    (3.97)% to (2.28)%

MORNINGSTAR AGGR GROWTH ETF II
   2017                              6,655,860     1.17 to 1.34       8,926,035     1.24%      1.20% to 2.50%     16.33% to 19.44%
   2016                              6,882,709     1.01 to 1.13       7,797,544     1.39%      1.20% to 2.50%     7.99% to 10.55%
   2015                              6,850,584     0.93 to 1.03       7,062,789     1.25%      1.20% to 2.50%    (5.66)% to (3.99)%
   2014                              6,536,724     0.98 to 1.07       7,019,361     5.79%      1.20% to 2.50%      1.43% to 3.22%
   2013                              5,478,172     0.96 to 1.04       5,699,302     1.24%      1.20% to 2.50%     14.69% to 16.71%

MORNINGSTAR BALANCED ETF II
   2017                             45,724,499     1.18 to 1.35      61,682,019     1.59%      1.20% to 2.50%     10.05% to 12.99%
   2016                             50,255,127     1.07 to 1.20      60,540,310     1.70%      1.20% to 2.50%      5.33% to 7.83%
   2015                             52,527,736     1.01 to 1.12      59,036,007     1.38%      1.20% to 2.50%    (5.06)% to (3.39)%
   2014                             56,812,098     1.06 to 1.16      66,091,049     1.12%      1.20% to 2.50%      1.47% to 3.26%
   2013                             63,362,982     1.04 to 1.13      71,384,566     1.46%      1.20% to 2.50%     8.61% to 10.53%

MORNINGSTAR CONSERVATIVE ETF II
   2017                             11,613,311     1.08 to 1.22      14,147,149     1.79%      1.20% to 2.35%      3.12% to 5.88%
   2016                             12,458,678     1.04 to 1.16      14,462,534     1.59%      1.20% to 2.35%      1.58% to 3.98%
   2015                             12,052,785     1.01 to 1.12      13,536,028     1.06%      1.20% to 2.45%    (4.08)% to (2.39)%
   2014                             13,503,420     1.05 to 1.15      15,536,483     0.98%      1.20% to 2.45%     (0.22)% to 1.54%
   2013                             15,393,100     1.05 to 1.13      17,439,339     1.23%      1.20% to 2.45%     (0.42)% to 1.34%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
MORNINGSTAR GROWTH ETF II
   2017                             18,788,815     1.19 to 1.36      25,558,702     1.37%      1.20% to 2.50%     13.9% to 16.95%
   2016                             20,442,662     1.04 to 1.17      23,992,487     1.46%      1.20% to 2.50%      6.52% to 9.04%
   2015                             21,581,129     0.96 to 1.08      23,367,932     1.24%      1.20% to 2.70%    (5.35)% to (3.68)%
   2014                             22,903,343     1.01 to 1.12      25,745,659     1.02%      1.20% to 2.70%      1.54% to 3.33%
   2013                             24,336,913     0.99 to 1.09      26,476,167     1.15%      1.20% to 2.70%     13.16% to 15.16%

MORNINGSTAR INC & GROWTH ETF II
   2017                             21,624,118     1.10 to 1.28      27,617,957     1.70%      1.20% to 2.70%      6.75% to 9.61%
   2016                             23,869,555     1.02 to 1.18      28,063,068     1.67%      1.20% to 2.70%      3.29% to 5.74%
   2015                             25,346,743     0.99 to 1.12      28,351,506     1.36%      1.20% to 2.70%    (4.54)% to (2.85)%
   2014                             30,316,413     1.03 to 1.15      34,904,814     1.11%      1.20% to 2.70%      0.30% to 2.07%
   2013                             33,387,938     1.03 to 1.13      37,660,593     1.44%      1.20% to 2.70%      4.22% to 6.06%

NEUBERGER BERMAN SOC RESP S CL
   2017                              2,096,421     1.54 to 1.74       3,658,325     0.35%      1.20% to 2.45%     14.69% to 17.75%
   2016                              2,168,983     1.33 to 1.50       3,243,199     0.55%      1.20% to 2.45%      6.46% to 8.99%
   2015                              1,585,733     1.25 to 1.38       2,188,683     0.38%      1.20% to 2.45%    (3.48)% to (1.78)%
   2014                              1,196,290     1.28 to 1.41       1,681,074     0.11%      1.20% to 2.45%      6.91% to 8.80%
   2013                              1,088,726     1.19 to 1.29       1,406,230     0.71%      1.20% to 2.45%     33.43% to 35.78%

OPPENHEIMER INTL GROW VA SS
   2017                             11,538,292     1.37 to 3.54      40,259,364     1.16%      1.20% to 2.45%     22.78% to 26.07%
   2016                             12,647,966     1.10 to 2.85      35,350,316     0.82%      1.20% to 2.45%    (5.54)% to (3.29)%
   2015                             12,397,949     1.92 to 2.97      36,036,841     0.91%      1.20% to 2.45%      0.11% to 1.88%
   2014                             12,089,421     1.91 to 2.92      34,504,984     0.92%      1.20% to 2.45%    (9.85)% to (8.26)%
   2013                              8,926,807     2.11 to 3.20      27,679,142     0.92%      1.20% to 2.45%     22.06% to 24.21%

OPPENHEIMER MS SM CAP VA SS
   2017                              1,995,195     1.67 to 1.91       3,804,500     0.62%      1.20% to 2.50%     10.61% to 12.56%
   2016                              2,251,277     1.50 to 1.69       3,813,911     0.25%      1.20% to 2.50%     14.26% to 16.27%
   2015                              1,933,062     1.31 to 1.46       2,816,556     0.58%      1.20% to 2.50%    (8.83)% to (7.21)%
   2014                              1,344,478     1.43 to 1.57       2,111,345     0.64%      1.20% to 2.50%     8.41% to 10.32%
   2013                              1,300,521     1.31 to 1.42       1,851,218     0.73%      1.20% to 2.50%     36.54% to 38.95%

PIMCO VIT GLB DIV ALL ADV CL
   2017                            112,211,435     1.20 to 1.25     140,288,360     3.03%      1.20% to 2.10%     13.47% to 16.51%
   2016                             93,653,096     1.05 to 1.08     101,402,853     1.72%      1.20% to 2.10%      4.52% to 7.00%
   2015                             75,440,235     0.99 to 1.02      76,801,335     3.14%      1.20% to 2.10%    (8.30)% to (6.68)%
   2014                             36,960,899     1.07 to 1.09      40,321,539     6.06%      1.20% to 2.10%      2.58% to 4.39%
   2013 (a)                         10,798,585     1.04 to 1.05      11,284,615     7.12%      1.20% to 2.10%      3.29% to 4.50%

PIMCO VIT LOW DUR PORT ADV CL
   2017                             61,531,245     0.94 to 1.03      63,542,253     1.24%      1.20% to 2.45%     (1.69)% to 0.95%
   2016                             59,945,472     0.95 to 1.03      61,878,612     1.39%      1.20% to 2.45%     (1.63)% to 0.70%
   2015                             61,548,950     0.96 to 1.03      63,470,761     3.32%      1.20% to 2.45%    (2.70)% to (0.98)%
   2014                             62,187,031     0.98 to 1.04      64,764,833     1.04%      1.20% to 2.45%    (2.18)% to (0.45)%
   2013                             55,865,440     1.00 to 1.05      58,445,137     1.31%      1.20% to 2.50%    (3.13)% to (1.42)%

PIMCO VIT TOTAL RETURN ADV CL
   2017                            143,049,407     1.06 to 1.19     169,591,427     1.92%      1.20% to 2.70%      1.78% to 4.5%
   2016                            138,377,473     1.04 to 1.14     158,406,411     1.98%      1.20% to 2.70%     (0.39)% to 1.97%
   2015                            147,656,574     1.04 to 1.13     166,770,221     4.84%      1.20% to 2.70%    (2.57)% to (0.85)%
   2014                            150,517,076     1.06 to 1.14     171,456,699     2.14%      1.20% to 2.70%      1.15% to 2.94%
   2013                            132,608,027     1.05 to 1.11     146,752,783     2.17%      1.20% to 2.70%    (4.90)% to (3.22)%

PUTNAM VT EQUITY INCOME CL IB
   2017                              5,826,254     1.59 to 2.69      15,544,063     0.85%      1.20% to 2.45%     15.33% to 18.42%
   2016                              2,371,963     1.38 to 2.29       5,355,987     1.86%      1.20% to 2.20%     10.35% to 12.29%
   2015                              2,401,574     1.60 to 2.04       4,834,224     1.67%      1.20% to 2.20%    (5.86)% to (4.20)%
   2014                              2,342,261     1.68 to 2.13       4,919,650     1.99%      1.20% to 2.20%     9.39% to 11.32%
   2013                              2,748,869     1.53 to 1.91       5,207,946     1.71%      1.20% to 2.20%     28.57% to 30.84%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
PUTNAM VT GROWTH OPP CL IB
   2017                              2,427,185     2.09 to 2.85       6,823,296     0.11%      1.20% to 2.45%     27.11% to 30.51%
   2016 (i)                          1,738,684     1.64 to 2.20       3,760,565     1.28%      1.20% to 2.45%     (0.39)% to 1.97%
   2015                              3,328,112     1.64 to 2.17       7,143,855     1.49%      1.20% to 2.45%    (8.84)% to (7.23)%
   2014                              3,971,247     1.79 to 2.34       9,206,811     0.43%      1.20% to 2.45%      6.53% to 8.41%
   2013                              2,142,270     1.67 to 2.16       4,535,399     0.87%      1.20% to 2.45%     39.55% to 42.01%

PUTNAM VT INTER EQ CL IB
   2017                              1,581,531     1.62 to 2.18       3,234,571     2.28%      1.20% to 2.30%     22.91% to 25.07%
   2016                              2,012,426     1.31 to 1.74       3,312,339     3.24%      1.20% to 2.30%    (5.28)% to (3.61)%
   2015                              2,056,174     0.77 to 1.81       3,508,668     1.21%      1.20% to 2.70%    (2.77)% to (1.05)%
   2014                              2,266,583     0.79 to 1.83       3,917,834     0.96%      1.20% to 2.70%    (9.49)% to (7.89)%
   2013                              2,612,806     0.87 to 1.98       4,930,194     1.49%      1.20% to 2.70%     24.35% to 26.54%

PUTNAM VT MULTI-CAP GRO CL IB
   2017                                626,557     2.47 to 3.39       2,061,657     0.81%      1.20% to 2.10%     25.48% to 27.69%
   2016                                444,447     1.95 to 2.66       1,131,891     0.71%      1.20% to 2.10%      4.66% to 6.51%
   2015                              1,608,779     1.85 to 2.49       3,963,044     0.48%      1.20% to 2.10%    (3.19)% to (1.48)%
   2014                              1,449,087     1.90 to 2.53       3,625,258     0.13%      1.20% to 2.10%     10.19% to 12.14%
   2013                                353,379     1.66 to 2.26         768,937     0.48%      1.20% to 2.35%     32.48% to 34.81%

SFT ADVANTUS BOND CL 2
   2017                            122,739,561     1.11 to 5.58     201,040,540     0.00%      0.15% to 2.70%      1.65% to 4.53%
   2016                            122,831,832     1.09 to 5.34     195,670,933     0.00%      0.15% to 2.70%      1.34% to 4.21%
   2015                            124,618,248     1.07 to 5.12     193,255,265     0.00%      0.15% to 2.70%     (2.76)% to 0.01%
   2014                            122,294,915     1.10 to 5.12     193,902,325     0.00%      0.15% to 2.70%      3.20% to 6.13%
   2013                            123,439,047     1.05 to 4.83     188,394,921     0.00%      0.15% to 2.95%    (3.54)% to (0.80)%

SFT ADVANTUS DYNAMIC MGD VOL
   2017                            264,099,934     1.27 to 1.36     359,634,207     0.00%      1.20% to 2.70%     14.52% to 17.59%
   2016                            233,842,351     1.12 to 1.17     273,245,709     0.00%      1.20% to 2.45%      5.62% to 8.12%
   2015                            187,165,507     1.05 to 1.09     203,486,820     0.00%      1.20% to 2.45%    (6.06)% to (4.40)%
   2014                            115,228,324     1.11 to 1.14     131,044,394     0.00%      1.20% to 2.45%      4.98% to 6.83%
   2013 (a)                         49,719,645         1.06          52,930,577     0.00%      1.20% to 1.95%      5.22% to 6.46%

SFT ADVANTUS GOVT MONEY MARKET
   2017                             23,754,702     0.82 to 2.35      26,102,416     0.12%      0.15% to 2.45%    (2.77)% to (0.02)%
   2016                             31,148,458     0.83 to 2.35      34,125,303     0.00%      0.15% to 2.50%    (2.85)% to (0.11)%
   2015                             33,415,889     0.85 to 2.35      36,958,618     0.00%      0.15% to 2.50%    (2.91)% to (0.15)%
   2014                             33,036,365     0.85 to 2.36      38,132,876     0.00%      0.15% to 2.70%    (2.91)% to (0.15)%
   2013                             33,237,413     0.87 to 2.36      39,432,534     0.00%      0.15% to 2.70%    (2.91)% to (0.15)%

SFT ADVANTUS INDEX 400 MC CL 2
   2017                             18,394,450     1.88 to 6.39      82,763,344     0.00%      0.15% to 2.70%     12.26% to 15.44%
   2016                             21,859,046     1.63 to 5.54      84,752,467     0.00%      0.15% to 2.95%     16.56% to 19.86%
   2015                             20,505,012     1.40 to 4.62      67,076,129     0.00%      0.15% to 2.95%    (5.46)% to (2.78)%
   2014                             22,733,438     1.48 to 4.75      76,637,719     0.00%      0.15% to 2.95%      6.06% to 9.07%
   2013                             25,721,614     1.40 to 4.36      79,959,398     0.00%      0.15% to 2.95%     28.92% to 32.58%

SFT ADVANTUS INDEX 500 CL 2
   2017                             47,963,283     1.66 to 13.21    226,207,756     0.00%      0.15% to 2.70%     17.72% to 21.05%
   2016                             48,749,748     1.41 to 10.91    193,515,964     0.00%      0.15% to 2.70%     8.21% to 11.27%
   2015                             47,932,896     1.30 to 9.81     175,837,831     0.00%      0.15% to 2.70%     (2.00)% to 0.78%
   2014                             48,755,932     1.32 to 9.73     181,518,328     0.00%      0.15% to 2.70%     9.84% to 12.96%
   2013                             50,255,635     1.20 to 8.62     169,024,269     0.00%      0.15% to 2.70%     27.88% to 31.51%

SFT ADVANTUS INTL BOND CL 2
   2017                             47,387,202     1.28 to 2.77      81,162,393     0.00%      0.15% to 2.70%     (1.81)% to 0.97%
   2016                             48,755,543     1.29 to 2.75      83,587,130     0.00%      0.15% to 2.70%      0.11% to 2.94%
   2015                             50,751,879     1.29 to 2.67      85,334,680     0.00%      0.15% to 2.70%    (6.95)% to (4.31)%
   2014                             51,586,760     1.38 to 2.79      91,906,893     0.00%      0.15% to 2.70%     (1.25)% to 1.55%
   2013                             53,370,551     1.39 to 2.74      94,801,068     0.00%      0.15% to 2.95%    (2.98)% to (0.23)%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
SFT ADVANTUS MGD VOL EQUITY
   2017                            216,662,904     1.15 to 1.18     256,150,263     0.00%      1.20% to 2.35%     12.96% to 15.99%
   2016                            172,000,300     1.02 to 1.03     176,901,584     0.00%      1.20% to 2.35%      1.14% to 3.54%
   2015 (d)                          5,365,851             1.00       5,362,137     0.00%      1.20% to 1.85%      0.29% to 0.50%

SFT ADVANTUS MORTGAGE CL 2
   2017                             38,304,770     1.02 to 5.04      56,096,207     0.00%      0.15% to 2.45%     (0.99)% to 1.81%
   2016                             40,160,092     1.02 to 4.95      58,908,536     0.00%      0.15% to 2.50%     (1.61)% to 1.17%
   2015                             39,715,568     0.94 to 4.89      59,041,770     0.00%      0.15% to 2.70%     (0.05)% to 2.79%
   2014                             40,849,187     0.94 to 4.76      61,251,416     0.00%      0.15% to 2.70%      2.69% to 5.60%
   2013                             40,157,011     0.91 to 4.51      59,060,052     0.00%      0.15% to 2.70%    (4.83)% to (2.12)%

SFT ADVANTUS REAL ESTATE CL 2
   2017                             19,017,328     1.39 to 5.38      76,088,379     0.00%      0.15% to 2.70%      2.32% to 5.21%
   2016                             20,015,378     1.36 to 5.12      77,047,525     0.00%      0.15% to 2.70%      1.38% to 4.24%
   2015                             21,016,292     1.34 to 4.91      78,465,052     0.00%      0.15% to 2.70%      1.94% to 4.83%
   2014                             22,888,172     1.31 to 4.68      82,446,929     0.00%      0.15% to 2.70%     26.59% to 30.18%
   2013                             23,420,633     1.01 to 3.60      65,476,353     0.00%      0.15% to 2.95%     (1.79)% to 1.00%

SFT IVY GROWTH
   2017                             55,249,424     1.69 to 9.85     204,971,656     0.00%      0.15% to 2.70%     25.47% to 29.02%
   2016                             64,780,044     1.33 to 7.72     185,798,724     0.00%      0.15% to 2.95%     (2.02)% to 0.75%
   2015                             72,750,220     1.33 to 7.75     209,421,578     0.00%      0.15% to 2.95%      3.64% to 6.58%
   2014                             82,944,079     1.27 to 7.35     224,075,624     0.00%      0.15% to 2.95%     10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
   2017                             14,741,542     1.93 to 6.53      54,659,481     0.00%      0.15% to 2.45%     21.67% to 25.11%
   2016 (f)                         16,470,052     1.56 to 5.22      48,962,203     0.00%      0.12% to 2.47%     17.62% to 20.95%
   2015 (g)                         17,985,407     1.18 to 4.32      44,780,293     0.00%      0.07% to 2.62%     (6.39)% to 3.73%
   2014 (h)                         19,748,439     1.25 to 4.48      51,323,384     0.00%      0.08% to 2.63%      6.66% to 8.69%

SFT T. ROWE PRICE VALUE
   2017                             40,399,908     1.58 to 3.23     130,064,067     0.00%      1.20% to 2.70%     15.17% to 18.26%
   2016 (f)                         45,936,152     1.34 to 2.76     126,204,702     0.00%      1.19% to 2.94%     7.45% to 10.00%
   2015 (g)                         50,885,068     1.25 to 2.52     127,868,449     0.00%      1.16% to 2.91%    (4.84)% to (3.16)%
   2014 (h)                         56,265,717     1.31 to 2.60     146,020,559     0.00%      1.17% to 2.92%      6.09% to 7.35%

SFT WELLINGTON CORE EQUITY CL 2
   2017 (e)                         15,900,926     1.82 to 3.63      52,653,099     0.00%     (0.01)% to 2.34%    17.78% to 21.12%
   2016 (f)                         18,660,987     1.52 to 3.02      51,509,908     0.00%      0.01% to 2.36%      1.96% to 4.85%
   2015 (g)                         22,768,665     1.32 to 2.92      60,807,646     0.00%     (0.07)% to 2.48%    (1.99)% to 0.80%
   2014 (h)                         25,068,962     1.34 to 2.92      66,977,999     0.00%      0.03% to 2.58%     9.46% to 11.53%

TOPS MGD RISK BAL ETF CL 2
   2017                             18,538,227     1.12 to 1.20      22,235,479     1.48%      1.20% to 2.45%     7.38% to 10.25%
   2016                             21,479,806     1.04 to 1.10      23,578,557     1.31%      1.20% to 2.45%      3.15% to 5.59%
   2015                             20,050,518     1.00 to 1.05      20,969,313     1.25%      1.20% to 2.45%    (7.27)% to (5.64)%
   2014                             20,422,030     1.07 to 1.11      22,633,674     0.97%      1.20% to 2.45%      0.06% to 1.83%
   2013                             19,382,940     1.07 to 1.09      21,096,098     0.98%      1.20% to 2.45%      4.79% to 6.64%

TOPS MGD RISK FLEX ETF
   2017                            109,558,806     1.09 to 1.12     122,319,467     1.06%      1.20% to 1.85%     8.02% to 10.91%
   2016                             92,840,617     0.98 to 1.02      94,299,344     0.78%      1.20% to 2.15%      2.30% to 4.73%
   2015                             68,860,931     0.96 to 0.98      67,186,225     0.49%      1.20% to 2.15%    (7.96)% to (6.33)%
   2014                             34,958,247     1.03 to 1.04      36,414,844     0.10%      1.20% to 2.15%     (0.44)% to 1.32%
   2013 (c)                          2,452,068         1.03           2,520,954     0.00%      1.20% to 1.85%      2.38% to 2.81%

TOPS MGD RISK GROWTH ETF CL 2
   2017                             68,252,439     1.21 to 1.27      86,636,462     1.56%      1.20% to 2.00%     14.25% to 17.31%
   2016                             73,438,956     1.04 to 1.09      80,182,907     1.62%      1.20% to 2.25%      2.51% to 4.94%
   2015                             85,478,285     1.01 to 1.05      89,469,644     1.43%      1.20% to 2.25%   (11.79)% to (10.23)%
   2014                             84,977,795     1.13 to 1.17      99,082,427     0.88%      1.20% to 2.25%     (1.63)% to 0.10%
   2013                             71,329,381     1.14 to 1.16      83,081,940     1.30%      1.20% to 2.25%     12.59% to 14.57%

TOPS MGD RISK MOD GRO ETF CL 2
   2017                             21,726,938     1.20 to 1.26      27,330,150     1.61%      1.20% to 2.10%     10.55% to 13.51%
   2016                             22,464,972     1.06 to 1.12      25,120,472     1.47%      1.20% to 2.25%      3.23% to 5.68%
   2015                             26,689,496     1.02 to 1.06      28,410,320     1.33%      1.20% to 2.25%    (9.08)% to (7.48)%
   2014                             29,123,275     1.12 to 1.15      33,506,104     1.04%      1.20% to 2.25%     (0.18)% to 1.58%
   2013                             25,004,219     1.11 to 1.13      28,318,918     0.99%      1.20% to 2.25%     9.13% to 11.05%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. The ranges of unit fair value and expense ratios shown do not consider available products or contract benefits that have not yet been sold. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. The total return is presented as a range of minimum to maximum values, based on the product grouping and available contract benefits representing the minimum and maximum expense ratio amounts whether or not the product or benefits have been sold. Some individual contract total returns may not be within the ranges presented.

(a) For the period from May 1, 2013 through December 31, 2013.
(b) For the period from May 1, 2015 through December 31, 2015.
(c) For the period from October 4, 2013 through December 31, 2013.
(d) For the period from November 18, 2015 through December 31, 2015.
(e) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.
(f) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(g) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(h) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT
T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(i) Putnam VT Voyager Cl IB merged into Putnum VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2018, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES


                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                               DECEMBER 31, 2017

[KPMG LOGO]

        KPMG LLP
        4200 Wells Fargo Center
        90 South Seventh Street
        Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2017 in accordance with U.S. generally accepted accounting principles.

      KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                             /s/ KPMG LLP

MINNEAPOLIS, MINNESOTA
MARCH 6, 2018

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                                     2017           2016
                                                                                 -------------  -------------
ASSETS
 Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost $15,442,991 and $13,395,845) $  16,108,505  $  13,759,520
 Equity securities:
  Available-for-sale, at fair value (cost $456,162 and $489,747)                       544,767        552,488
 Mortgage loans, net                                                                 3,042,230      2,544,437
 Finance receivables, net                                                                   --        292,908
 Policy loans                                                                          474,133        426,971
 Alternative investments                                                               641,322        622,676
 Derivative instruments                                                                500,994        365,143
 Other invested assets                                                                  75,344         58,952
                                                                                 -------------  -------------
  Total investments                                                                 21,387,295     18,623,095

 Cash and cash equivalents                                                             375,291        359,818
 Deferred policy acquisition costs                                                   1,357,484      1,367,185
 Accrued investment income                                                             165,963        151,893
 Premiums and fees receivable                                                          357,215        301,158
 Property and equipment, net                                                           172,042        104,481
 Reinsurance recoverables                                                            1,216,269      1,151,198
 Goodwill and intangible assets, net                                                   135,100        139,857
 Other assets                                                                          114,467        124,570
 Separate account assets                                                            24,923,698     21,349,837
                                                                                 -------------  -------------
   Total assets                                                                  $  50,204,824  $  43,673,092
                                                                                 =============  =============

LIABILITIES AND EQUITY

Liabilities:

 Policy and contract account balances                                            $  12,029,018  $  10,580,481
 Future policy and contract benefits                                                 4,576,727      3,297,927
 Pending policy and contract claims                                                    577,801        550,793
 Other policyholder funds                                                            1,511,056      1,513,231
 Policyholder dividends payable                                                         20,815         22,633
 Unearned premiums and fees                                                            339,280        399,474
 Pension and other postretirement benefits                                               7,525         10,292
 Income tax liability:
   Current                                                                              22,446          5,565
   Deferred                                                                            210,240        218,408
 Accrued commissions and expenses                                                      219,967        208,242
 Other liabilities                                                                     630,390        824,530
 Short-term debt                                                                        20,000         50,000
 Long-term debt                                                                        468,000        468,000
 Separate account liabilities                                                       24,923,698     21,349,837
                                                                                 -------------  -------------
  Total liabilities                                                                 45,556,963     39,499,413
                                                                                 -------------  -------------

Equity:
 Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000          5,000
 Additional paid in capital                                                            214,095        196,254
 Accumulated other comprehensive income                                                420,063        200,766
 Retained earnings                                                                   3,980,932      3,742,197
                                                                                 -------------  -------------
  Total Minnesota Life Insurance Company and subsidiaries equity                     4,620,090      4,144,217

 Noncontrolling interests                                                               27,771         29,462
                                                                                 -------------  -------------
   Total equity                                                                      4,647,861      4,173,679
                                                                                 -------------  -------------
    Total liabilities and equity                                                 $  50,204,824  $  43,673,092
                                                                                 =============  =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017            2016            2015
                                                                                     -------------   -------------   -------------
Revenues:

   Premiums                                                                          $   3,561,233   $   2,471,733   $   2,220,467
   Policy and contract fees                                                                748,773         706,212         688,434
   Net investment income                                                                   786,682         726,176         689,137
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                          (7,553)           (777)        (16,569)
     Other net realized investment gains (losses)                                           60,078          (3,769)         26,212
                                                                                     -------------   -------------   -------------
       Total net realized investment gains (losses)                                         52,525          (4,546)          9,643
   Finance charge income                                                                    24,597          95,453          92,393
   Commission income                                                                       194,060         188,024         168,528
   Other income                                                                             94,298          73,096          73,232
                                                                                     -------------   -------------   -------------
         Total revenues                                                                  5,462,168       4,256,148       3,941,834
                                                                                     -------------   -------------   -------------

Benefits and expenses:

   Policyholder benefits                                                                 3,462,327       2,399,667       2,109,142
   Interest credited to policies and contracts                                             470,980         438,642         401,659
   General operating expenses                                                              759,331         760,299         713,302
   Commissions                                                                             411,789         436,181         432,467
   Administrative and sponsorship fees                                                      92,646          78,584          75,082
   Dividends to policyholders                                                                3,314           3,817           4,678
   Interest expense                                                                         14,086          11,700          10,639
   Amortization of deferred policy acquisition costs                                       178,009         210,647         212,045
   Capitalization of policy acquisition costs                                             (354,230)       (361,563)       (361,349)
                                                                                     -------------   -------------   -------------
         Total benefits and expenses                                                     5,038,252       3,977,974       3,597,665
                                                                                     -------------   -------------   -------------
           Income from operations before taxes                                             423,916         278,174         344,169

   Income tax expense (benefit):
        Current                                                                            131,116          97,425          46,027
        Deferred                                                                          (135,745)        (32,860)         48,153
                                                                                     -------------   -------------   -------------
          Total income tax expense (benefit)                                                (4,629)         64,565          94,180
                                                                                     -------------   -------------   -------------
            Net income                                                                     428,545         213,609         249,989
                   Less: Net income attributable to noncontrolling interests                 1,105             409             468
                                                                                     -------------   -------------   -------------
                        Net income attributable to Minnesota Life Insurance Company
                          and subsidiaries                                           $     427,440   $     213,200   $     249,521
                                                                                     =============   =============   =============

Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period         $     334,140   $     124,139   $    (463,641)
   Unrealized gains (losses) on securities - other than temporary impairments               (2,270)          1,734          (2,129)
   Adjustment to deferred policy acquisition costs                                        (190,594)        (82,037)        208,912
   Adjustment to reserves                                                                   27,240          12,032          22,718
   Adjustment to unearned premiums and fees                                                168,605          72,377        (106,247)
   Adjustment to pension and other retirement plans                                         (1,985)            305           3,952
                                                                                     -------------   -------------   -------------
     Other comprehensive income (loss), before tax                                         335,136         128,550        (336,435)
     Income tax benefit (expense) related to items of other comprehensive income          (115,839)        (44,779)        117,620
                                                                                     -------------   -------------   -------------
        Other comprehensive income (loss), net of tax                                      219,297          83,771        (218,815)
                                                                                     -------------   -------------   -------------
          Comprehensive income                                                             647,842         297,380          31,174
            Less: Comprehensive income attributable to noncontrolling interests              1,105             409             468
                                                                                     -------------   -------------   -------------
               Comprehensive income attributable to Minnesota Life Insurance
                Company and subsidiaries                                             $     646,737   $     296,971   $      30,706
                                                                                     =============   =============   =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                       MINNESOTA
                                                                                         LIFE
                                                           ACCUMULATED                 INSURANCE
                                              ADDITIONAL      OTHER                   COMPANY AND
                                     COMMON    PAID IN    COMPREHENSIVE   RETAINED    SUBSIDIARIES  NONCONTROLLING     TOTAL
                                     STOCK     CAPITAL        INCOME      EARNINGS       EQUITY       INTERESTS        EQUITY
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
2015:
 Balance, beginning of year        $   5,000  $  196,254  $     335,810  $ 3,281,476  $  3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                           --          --             --      249,521       249,521             468      249,989
     Other comprehensive loss             --          --       (218,815)          --      (218,815)             --     (218,815)
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                           30,706             468       31,174

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,386)      (1,386)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2016:
 Balance, beginning of year        $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933

   Comprehensive income:
     Net income                           --          --             --      213,200       213,200             409      213,609
     Other comprehensive income           --          --         83,771           --        83,771              --       83,771
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          296,971             409      297,380

   Dividends to stockholder               --          --             --       (2,000)       (2,000)             --       (2,000)

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,634)      (1,634)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2017:
 Balance, beginning of year        $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679

   Comprehensive income:
     Net income                           --          --             --      427,440       427,440           1,105      428,545
     Other comprehensive income           --          --        219,297           --       219,297              --      219,297
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          646,737           1,105      647,842

   Dividends to stockholder               --          --             --     (188,705)     (188,705)             --     (188,705)

   Contributions to additional
     paid in capital                      --      17,841             --           --        17,841              --       17,841

   Change in equity of
      noncontrolling interests            --          --             --           --            --          (2,796)      (2,796)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  214,095  $     420,063  $ 3,980,932  $  4,620,090  $       27,771  $ 4,647,861
                                   =========  ==========  =============  ===========  ============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017           2016           2015
                                                                                     ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $    428,545   $    213,609   $    249,989
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to annuity and insurance contracts                                   254,665        257,848        258,830
   Fees deducted from policy and contract balances                                       (546,015)      (511,113)      (476,389)
   Change in future policy benefits                                                     1,322,592        305,422         59,742
   Change in other policyholder liabilities, net                                         (106,521)       577,282        123,827
   Amortization of deferred policy acquisition costs                                      178,009        210,647        212,045
   Capitalization of policy acquisition costs                                            (354,230)      (361,563)      (361,349)
   Change in premiums and fees receivable                                                 (56,057)         4,114        (28,833)
   Deferred tax provision                                                                (135,745)       (32,860)        48,153
   Change in income tax recoverables / liabilities - current                               17,127         15,806         (4,462)
   Net realized investment losses (gains)                                                 (52,525)         4,546         (9,643)
   Change in reinsurance recoverables                                                     (65,071)       (23,478)         8,673
   Other, net                                                                             102,592         28,664         61,024
                                                                                     ------------   ------------   ------------
     Net cash provided by operating activities                                            987,366        688,924        141,607
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                            3,279,847      3,266,663      2,003,169
   Equity securities                                                                      286,719        288,190        287,535
   Alternative investments                                                                130,997        104,581         87,763
   Derivative instruments                                                                 463,171        206,895        238,574
   Other invested assets                                                                  298,737          2,509         25,679
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                              990,429      1,001,019      1,075,583
   Mortgage loans                                                                         218,598        221,902        306,273
Purchases and originations of:
   Fixed maturity securities                                                           (6,247,888)    (5,383,602)    (4,047,304)
   Equity securities                                                                     (231,366)      (310,755)      (361,671)
   Mortgage loans                                                                        (715,371)      (643,688)      (494,248)
   Alternative investments                                                               (101,583)      (105,648)      (111,107)
   Derivative instruments                                                                (306,836)      (266,110)      (289,510)
   Other invested assets                                                                  (12,993)        (4,787)       (22,131)
Finance receivable originations or purchases                                              (55,200)      (222,528)      (220,575)
Finance receivable principal payments                                                      65,824        199,090        194,355
Securities in transit                                                                       3,161        (39,769)        43,717
Other, net                                                                               (420,845)      (154,800)       (46,814)
                                                                                     ------------   ------------   ------------
     Net cash used for investing activities                                            (2,354,599)    (1,840,838)    (1,330,712)
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                                    4,837,422      3,973,399      3,678,808
Withdrawals from annuity and insurance contracts                                       (3,249,602)    (2,813,716)    (2,575,133)
Change in amounts drawn in excess of cash balances                                         47,884        (26,325)        (8,628)
Proceeds from issuance of short-term debt                                                  80,000        275,000        200,000
Payment on short-term debt                                                               (110,000)      (275,000)      (200,000)
Proceeds from issuance of long-term debt                                                  200,000        100,000         50,000
Payment on long-term debt                                                                (200,000)            --        (75,000)
Dividends paid to stockholder                                                            (185,142)            --             --
Other, net                                                                                (37,856)        10,772         10,140
                                                                                     ------------   ------------   ------------
     Net cash provided by financing activities                                          1,382,706      1,244,130      1,080,187
                                                                                     ------------   ------------   ------------
Net increase (decrease) in cash and cash equivalents                                       15,473         92,216       (108,918)
Cash and cash equivalents, beginning of year                                              359,818        267,602        376,520
                                                                                     ------------   ------------   ------------
Cash and cash equivalents, end of year                                               $    375,291   $    359,818   $    267,602
                                                                                     ============   ============   ============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

    The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance, retirement and investment products and services designed principally to protect and enhance the long-term financial security of individuals and families.

    The Company, which operates in the United States, generally offers the following types of products directly and through its various subsidiaries:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Financial advice, investment advisory, and wealth management services.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies along with distribution of financial institution products and services.
        -   Investment and asset management services.

    The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

    During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC
    (PFC), whose revenues are primarily represented by finance charge income. Held-for-sale criteria was satisfied in 2016 and, as of December 31, 2016, the Company held PFC at its carrying value which is lower than its fair value less cost to sell. The transaction closed effective March 31, 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

    The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in policyholder mortality, policyholder morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

    The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs, unearned premiums and fees, and reinsurance recoverables for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits obligation. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INSURANCE REVENUES AND EXPENSES

    Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate and supplemental annuities paid for life, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

    Nontraditional life insurance products include individual fixed, indexed and variable universal life insurance and adjustable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Variable and fixed indexed annuity guaranteed benefit rider charges are recognized as revenue when assessed. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

    Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

    Certain nontraditional life insurance products, specifically individual universal life, variable life and adjustable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income
    (loss) on the consolidated statements of operations and comprehensive income.

    COMMISSION INCOME

    Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

    Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

    The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

    Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

    The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments.

    For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

    Equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are classified as available for sale and are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

    Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, unearned premiums and fees, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in equity.

    Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

    Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

    Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell.

    Policy loans are carried at the unpaid principal balance.

    Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers commercial paper with original maturity dates of less than three months and all money market funds to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

    A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $41,762 and $40,850 at December 31, 2017 and 2016, respectively.

    Finance receivables that management had the intent and ability to hold for the foreseeable future or until maturity or payoff were reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2016 were consistent with the rates at which loans would have been made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2016 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows, interest crediting or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

    Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income.

    The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These derivative instruments are reported at fair value with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    REALIZED AND UNREALIZED GAINS AND LOSSES

    Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected using the original purchase yield as the discount rate is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

    For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

    For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

    The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

    For available-for-sale equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

    All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

    The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2017 or 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

    The Company periodically invests money in its separate accounts. At December 31, 2017 and 2016, the fair value of these investments included within equity securities, available-for-sale on the consolidated balance sheets was $63,390 and $55,430, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

    The Company's finance receivables portfolio primarily was comprised of smaller balance homogeneous loans. The loans were originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also held a smaller portfolio of retail installment notes that were primarily originated through contracts with retail stores within the same regions as the branch locations.

    The Company had the intent and ability to hold the finance receivables for the foreseeable future or until maturity or payoffs. The finance receivables were reported at their outstanding unpaid principal balances reduced by an allowance for losses.

    The Company used the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables were reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables was suspended once an account has recognized 60-days of accrued charges. The account was subsequently accounted for on a cash basis. Accrual was resumed when there were less than 60-days of accrued charges. Accrual of finance charges and interest was suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they were considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income totaled $4, $14 and $14 for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

    The majority of the Company's finance receivables were smaller balance homogeneous loans. These loans had traditionally been evaluated collectively for impairment. The Company had elected to bifurcate the finance receivables into three segments. The segments were evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets was adequate to absorb probable losses on existing receivables. Risk characteristics included consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used were updated periodically to reflect management's view of current conditions. Changes in estimates could have significantly affected the allowance for losses.

    It was the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they were deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that had been individually reviewed by management and were deemed to warrant further collection effort.

    The adequacy of the allowance for losses was highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to have been received on impaired loans. Such estimates, evaluations, and cash flows would have been subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates were reviewed periodically and adjustments, if necessary, were recorded in the provision for credit losses in the periods in which they had become known.

    Impaired loans not considered TDRs were generally larger (greater than $50) real estate secured loans that were at least 60 days past due. A loan was classified as impaired when, based upon current information and events, it was probable that the Company would have been unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance was calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan was collateral dependent. Interest payments received on impaired loans were generally applied to principal unless the remaining principal balance was considered to be fully collectible.

    TDRs were those loans for which the Company had granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occurred as a result of loan modifications forced by personal bankruptcy court rulings, where the Company was required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expected borrowers whose loans have been modified under those situations to have been able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally did not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

    The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

    For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits and the assumptions are locked.

    For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of actual and estimated future gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

    For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.50% to 7.25% at December 31, 2017 and 2016 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

    Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

    DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

    The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                   2017         2016
                                                ----------   ---------
      Balance at beginning of year              $   28,475   $  28,370
      Capitalization                                 3,022       4,466
      Amortization and interest                     (2,687)     (4,289)
      Adjustment for unrealized gains (losses)         232         (72)
                                                ----------   ---------
      Balance at end of year                    $   29,042   $  28,475
                                                ==========   =========

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    GOODWILL AND OTHER INTANGIBLE ASSETS

    In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

    The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

    The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected undiscounted future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

    Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $32,220 and $44,569 as of December 31, 2017 and 2016, respectively, and amortized software expense of $16,004, $17,574 and $21,868 for the years ended December 31, 2017, 2016 and 2015, respectively.

    PROPERTY AND EQUIPMENT

    Property and equipment are carried at cost, net of accumulated depreciation of $132,330 and $139,872 at December 31, 2017 and 2016, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was $15,506, $16,886, and $11,074,
    respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REINSURANCE

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and policyholder liabilities. Amounts recoverable from reinsurers are estimated in a manner consistent with the policyholder liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits, sales inducements and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2017, the Company has assumed an average rate of investment yields ranging from 2.97% to 6.21%.

    Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2017 and 2016, the total participating business in force was $2,194,452 and $2,217,164, respectively. As a percentage of total life insurance in force, participating business in force represents 0.2% at December 31, 2017 and 2016.

    INCOME TAXES

    The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

    Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INCOME TAXES (CONTINUED)

    The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

    The Company's consolidated financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

       - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.

       - Investment-related risks such as those related to valuation, impairment, and concentration.

       - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.

       -    Acquisition, disposition, or other structural change related risks.

       - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

    The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the consolidated financial statements.

(4) NEW ACCOUNTING PRONOUNCEMENTS

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In January 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220), Reclassisfication of Certain Tax Effects from Accumulated Other Comprehensive Income, which provides companies with an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. ASU 2018-02 is effective for annual reporting periods beginning on January 1, 2019, with early adoption permitted. An entity may apply the new guidance using one of the following two methods: (1) in the period of adoption or (2) retrospectively to each period (or periods) presented, in which the effect of the change in the U.S federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company expects to adopt the guidance in 2018 and upon adoption expects to reclassify approximately $76,135 of unrealized deferred taxes, from accumulated other comprehensive income to retained earnings.

    In March 2017, the FASB issued ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities, shortening the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning on January 1, 2019 and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In March 2017, the FASB issued ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, requiring an employer that offers to its employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the statement of operations separately from the service cost component and outside a subtotal of income from operations, if one is presented. The new guidance is effective for annual periods beginning on January 1, 2018. Early adoption is permitted as of the beginning of an annual period for which financial statements have not been issued or made available for issuance. The guidance should be applied retrospectively for the presentation of the service cost component in the statement of operations and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for the annual reporting period beginning January 1, 2020 and is required to be applied on a prospective basis with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a prospective basis. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires additional disclosures and modification to the statement of cash flows to provide additional information on the changes in cash, cash equivalents and restricted cash. ASU 2016-18 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain transactions are to be presented on the statement of cash flows. ASU 2016-15 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology. The revised guidance removes recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument's contractual life along with enhanced disclosures. ASU 2016-13 is effective for the annual reporting period beginning on January 1, 2020 and is required to be applied on a modified retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the Securities and Exchange Commission (SEC) staff would not object if a Public Business Entity (PBE) that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2016-02. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2016-02. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2020. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment as of the beginning of the period of adoption. Upon adoption of the guidance the Company will reclassify approximately $70,000 of unrealized holding gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to equity securities meeting the ASU 2016-01 definition.

    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defered the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the SEC staff would not object if a PBE that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2014-09. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2014-09. ASU 2014-09 is effective for annual reporting periods beginning on January 1, 2019. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

    The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, certain publicly traded corporate fixed maturity securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and indexed features on certain life and annuity contracts.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                     DECEMBER 31, 2017
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     495,440  $          --  $          --  $    495,440
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        868,236             --       868,236
          Foreign government securities                                     --         36,493             --        36,493
          Corporate securities                                              --      9,131,290      1,305,957    10,437,247
          Asset-backed securities                                           --        550,891         52,987       603,878
          Commercial mortgage-backed securities (CMBS)                      --      1,593,806             --     1,593,806
          Residential mortgage-backed securities (RMBS)                     --      2,073,400              5     2,073,405
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        495,440     14,254,116      1,358,949    16,108,505
        Equity securities, available-for-sale                          468,156         76,544             67       544,767
        Derivative instruments:
          TBA derivative instruments                                        --         31,714             --        31,714
          Other derivative instruments                                      13        469,267             --       469,280
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    13        500,981             --       500,994
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        963,609     14,831,641      1,359,016    17,154,266
        Cash equivalents                                               288,998          2,160             --       291,158
        Separate account assets                                      4,904,223     20,018,589            886    24,923,698
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   6,156,830  $  34,852,390  $   1,359,902  $ 42,369,122
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     402,466  $    402,466
        Future policy and contract benefits (1)                             --             --         17,498        17,498
        Derivative instruments (2)                                          13        111,333             --       111,346
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $          13  $     111,333  $     419,964  $    531,310
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed indexed annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                     DECEMBER 31, 2016
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     293,539  $          --  $          --  $    293,539
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        820,335             --       820,335
          Foreign government securities                                     --         37,064             --        37,064
          Corporate securities                                           1,607      7,915,599      1,041,343     8,958,549
          Asset-backed securities                                           --        434,006         38,833       472,839
          CMBS                                                              --      1,398,895             --     1,398,895
          RMBS                                                              --      1,778,276             23     1,778,299
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        295,146     12,384,175      1,080,199    13,759,520
        Equity securities, available-for-sale                          474,974         77,427             87       552,488
        Derivative instruments:
          TBA derivative instruments                                        --         18,847             --        18,847
          Other derivative instruments                                      15        346,281             --       346,296
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    15        365,128             --       365,143
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        770,135     12,826,730      1,080,286    14,677,151
        Cash equivalents                                               231,959         12,145             --       244,104
        Separate account assets                                      3,932,516     17,415,512          1,809    21,349,837
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   4,934,610  $  30,254,387  $   1,082,095  $ 36,271,092
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     262,102  $    262,102
        Future policy and contract benefits (1)                             --             --         34,283        34,283
        Derivative instruments (2)                                         741         70,743             --        71,484
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $         741  $      70,743  $     296,385  $    367,869
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed index annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

    When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

    Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

    For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models with unobservable inputs or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE

    The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

    Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

    The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

    Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

    SEPARATE ACCOUNT ASSETS

    Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

    Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed annuity and fixed universal life products.

    The fair value for embedded derivatives related to fixed indexed annuity and indexed universal life products is based on the present value of future index returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business and uses standard capital market techniques, such as the Black-Scholes, with certain unobservable inputs such as mortality, lapse, and volatility.

    The fair value for living benefit guarantee embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

    Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

    These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
          Corporate securities        $ 1,041,343  $    (2,482) $      13,140  $        --  $        --  $    253,956  $ 1,305,957
          Asset-backed securities          38,833         (321)          (216)          --           --        14,691       52,987
          RMBS                                 23           --             14           --           (4)          (28)           5
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total fixed maturity
             securities, available-
             for-sale                   1,080,199  $    (2,803)        12,938           --           (4)      268,619    1,358,949
        Equity securities, available-
         for-sale                              87           --            (20)          --           --            --           67
        Separate account assets             1,809           --           (107)          --       (1,590)          774          886
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total financial assets    $ 1,082,095  $    (2,803) $      12,811  $        --  $    (1,594) $    269,393  $ 1,359,902
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------  ---------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
          Corporate securities                           $      453,900  $       (15,315) $     (184,629) $      253,956
          Asset-backed securities                                22,000               --          (7,309)         14,691
          RMBS                                                       --               --             (28)            (28)
                                                         --------------  ---------------  --------------  --------------
            Total fixed maturity securities, available-
              for-sale                                          475,900          (15,315)       (191,966)        268,619
        Separate account assets                                   1,178             (404)             --             774
                                                         --------------  ---------------  --------------  --------------
              Total financial assets                     $      477,078  $       (15,719) $     (191,966) $      269,393
                                                         ==============  ===============  ==============  ==============

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
         Corporate securities         $   904,066  $      (216) $      (2,816) $        --  $        --  $    140,309  $ 1,041,343
         Asset-backed securities           45,488           --           (221)          --       (5,000)       (1,434)      38,833
         CMBS                              22,734           --             --           --      (22,734)           --           --
         RMBS                                  64           12             30           --           --           (83)          23
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
           Total fixed maturity
             securities, available-
             for-sale                     972,352  $      (204)        (3,007)          --      (27,734)      138,792    1,080,199
        Equity securities,
         available-for-sale                   113           --            (26)          --           --            --           87
        Separate account assets             1,613           --             95           92          (87)           96        1,809
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
              Total financial assets  $   974,078  $      (204) $      (2,938) $        92  $   (27,821) $    138,888  $ 1,082,095
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2016:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------   --------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
         Corporate securities                            $      274,260   $       (6,784) $     (127,167) $      140,309
         Asset-backed securities                                    579               --          (2,013)         (1,434)
         RMBS                                                        --               --             (83)           (83)
                                                         --------------   --------------  --------------  --------------
           Total fixed maturity securities, available-
            for-sale                                            274,839           (6,784)       (129,263)        138,792
        Separate account assets                                     192              (90)             (6)             96
                                                         --------------   --------------  --------------  --------------
            Total financial assets                       $      275,031   $       (6,874) $     (129,269) $      138,888
                                                         ==============   ==============  ==============  ==============

    Transfers of securities among the levels occur at the beginning of the reporting period.

    There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

    There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2017 and 2016.

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

                                            TOTAL REALIZED AND UNREALIZED
                                             (GAINS) LOSSES INCLUDED IN:
                                           -------------------------------
                                                               OTHER
                             BALANCE AT                     COMPREHENSIVE
                             BEGINNING       NET INCOME        INCOME                                       BALANCE AT
                              OF YEAR           (1)            (LOSS)         ISSUANCES     SETTLEMENTS    END OF YEAR
                           --------------  --------------  ---------------  -------------  -------------  -------------
      Policy and contract
        account balances   $      262,102  $      319,262  $            --  $     218,732  $    (397,630) $     402,466
      Future policy and
        contract benefits          34,283         (17,795)              --             --          1,010         17,498
                           --------------  --------------  ---------------  -------------  -------------  -------------
          Total financial
            liabilities    $      296,385  $      301,467  $            --  $     218,732  $    (396,620) $     419,964
                           ==============  ==============  ===============  =============  =============  =============

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

    There were no transfers in to or out of Level 3 for the year ended December 31, 2017.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

                                              TOTAL REALIZED AND
                                              UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                          ---------------------------
                                                            OTHER
                             BALANCE AT        NET      COMPREHENSIVE   TRANSFERS    TRANSFERS                    BALANCE
                             BEGINNING       INCOME        INCOME         IN TO       OUT OF                     AT END OF
                              OF YEAR          (1)         (LOSS)        LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
      Policy and contract
       account balances     $    102,696  $    159,406  $          --  $        --  $        --  $          --  $   262,102
      Future policy and
       contract benefits          54,512       (20,182)            --           --           --            (47)      34,283
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
         Total financial
          liabilities       $    157,208  $    139,224  $          --  $        --  $        --  $         (47) $   296,385
                            ============  ============  =============  ===========  ===========  =============  ===========

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2017:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            65 bps - 189 bps
      Corporate securities        $  1,305,957   Discounted cash flow    U.S. Treasuries (1)            (117 bps)

                                                                         Yield/spread to           68 bps - 1,309 bps
      Asset-backed securities           52,987   Discounted cash flow    U.S. Treasuries (1)            (233 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)         2012 IAM table
       account balances           $    402,466      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         2012 IAM table
       benefits                         17,498      Option pricing       Lapse rates (3)               0% to  18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                           spread (7)                    0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2016:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            72 bps - 206 bps
      Corporate securities        $  1,041,343   Discounted cash flow    U.S. Treasuries (1)            (135 bps)

                                                                         Yield/spread to           87 bps - 1,207 bps
      Asset-backed securities           38,833   Discounted cash flow    U.S. Treasuries (1)            (193 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
       account balances           $    262,102      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         Annuity 2000 table
       benefits                         34,283      Option pricing       Lapse rates (3)               0% to 18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                          spread (7)                      0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

    The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

    For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

    For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

    The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2017 and 2016.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                  DECEMBER 31, 2017
                                      -------------------------------------------------------------------------
                                        CARRYING
                                          VALUE                              FAIR VALUE
                                      -------------  ----------------------------------------------------------
                                          TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                      -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net           $   3,042,230  $          --  $          --  $   3,045,821  $   3,045,821
        Policy loans                        474,133             --             --        572,334        572,334

       Liabilities:
        Deferred annuities            $   2,325,831  $          --  $          --  $   2,328,321  $   2,328,321
        Other fund deposits               2,197,565             --             --      2,183,873      2,183,873
        Supplementary contracts
        without life contingencies          125,920             --             --        125,920        125,920
        Annuity certain contracts            95,803             --             --         99,822         99,822
        Short-term debt                      20,000             --             --         20,000         20,000
        Long-term debt                      468,000             --             --        470,880        470,880
        Separate account liabilities     16,731,642      4,904,223     11,826,533            886     16,731,642

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

                                                                 DECEMBER 31, 2016
                                     -------------------------------------------------------------------------
                                       CARRYING
                                         VALUE                              FAIR VALUE
                                     -------------  ----------------------------------------------------------
                                         TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                     -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net          $   2,544,437  $          --  $          --  $   2,527,742  $   2,527,742
        Policy loans                       426,971             --             --        515,602        515,602

       Liabilities:
        Deferred annuities           $   2,158,937  $          --  $          --  $   2,259,518  $   2,259,518
        Other fund deposits              2,200,721             --             --      2,186,511      2,186,511
        Supplementary contracts
        without life contingencies         117,206             --             --        117,206        117,206
        Annuity certain contracts           85,785             --             --         88,408         88,408
        Short-term debt                     50,000             --             --         50,000         50,000
        Long-term debt                     468,000             --             --        470,628        470,628
        Separate account liabilities    14,039,115      3,932,516     10,104,790          1,809     14,039,115

    Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

    The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2017 and 2016 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

    The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

    The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

    Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

    The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

    The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

    The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $2,020,098 and $1,727,155 agency backed RMBS, and $53,307 and $51,144 non-agency backed RMBS as of December 31, 2017 and 2016, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2017 was $505 with unrealized losses totaling $28. The fair value of the Company's subprime securities as of December 31, 2016 was $3,273 with unrealized losses totaling $48.

    The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

    The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $544,767 and $552,488 as of December 31, 2017 and 2016, respectively.

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2017                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     480,172  $      15,432  $         532  $        (368) $     495,440
       Agencies not backed by the full faith and
        credit of the U.S. government                   834,859         34,335            958             --        868,236
       Foreign government securities                     33,421          3,073              1             --         36,493
       Corporate securities                           9,936,251        516,982         16,632           (646)    10,437,247
       Asset-backed securities                          589,719         15,446          1,386            (99)       603,878
       CMBS                                           1,572,057         25,509          4,574           (814)     1,593,806
       RMBS                                           1,996,512         76,526          2,076         (2,443)     2,073,405
                                                  -------------  -------------  -------------  -------------  -------------
         Total fixed maturity securities,
           available-for-sale                        15,442,991        687,303         26,159         (4,370)    16,108,505
       Equity securities, available-for-sale            456,162         92,991          4,386             --        544,767
                                                  -------------  -------------  -------------  -------------  -------------
             Total                                $  15,899,153  $     780,294  $      30,545  $      (4,370) $  16,653,272
                                                  =============  =============  =============  =============  =============

----------
    (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2016                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     275,240  $      18,900  $         762  $        (161)  $     293,539
       Agencies not backed by the full faith and
        credit of the U.S. government                   813,892         15,827          9,384             --         820,335
       Foreign government securities                     33,244          3,820             --             --          37,064
       Corporate securities                           8,732,000        318,757         94,430         (2,222)      8,958,549
       Asset-backed securities                          464,388         13,940          5,616           (127)        472,839
       CMBS                                           1,382,327         27,739         13,657         (2,486)      1,398,895
       RMBS                                           1,694,754         84,354          2,453         (1,644)      1,778,299
                                                  -------------  -------------  -------------  -------------   -------------
            Total fixed maturity securities,
             available-for-sale                      13,395,845        483,337        126,302         (6,640)     13,759,520
       Equity securities, available-for-sale            489,747         69,387          6,646             --         552,488
                                                  -------------  -------------  -------------  -------------   -------------
                 Total                            $  13,885,592  $     552,724  $     132,948  $      (6,640)  $  14,312,008
                                                  =============  =============  =============  =============   =============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

    The amortized cost and fair value of fixed maturity securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE
                                                    --------------------------------
                                                       AMORTIZED          FAIR
                                                         COST             VALUE
                                                    ---------------  ---------------
       Due in one year or less                      $       304,425  $       308,279
       Due after one year through five years              2,340,398        2,459,888
       Due after five years through ten years             3,585,640        3,695,615
       Due after ten years                                5,054,240        5,373,634
                                                    ---------------  ---------------
                                                         11,284,703       11,837,416
       Asset-backed and mortgage-backed securities        4,158,288        4,271,089
                                                    ---------------  ---------------
         Total                                      $    15,442,991  $    16,108,505
                                                    ===============  ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     40,034  $     40,175  $        141            25
       Agencies not backed by the full faith and
        credit of the U.S. government                   74,124        74,705           581            26
       Foreign government securities                       217           218             1             1
       Corporate securities                            724,615       731,655         7,040           192
       Asset-backed securities                         167,513       168,326           813            62
       CMBS                                            424,372       426,822         2,450            32
       RMBS                                            280,077       281,317         1,240            49
       Equity securities, available-for-sale            44,274        47,398         3,124            48

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     17,171  $     17,562  $        391            11
       Agencies not backed by the full faith and
        credit of the U.S. government                   20,049        20,426           377            12
       Corporate securities                            413,112       422,727         9,615            70
       Asset-backed securities                          42,921        43,494           573            18
       CMBS                                             76,703        78,829         2,126            21
       RMBS                                             43,349        44,305           956            45
       Equity securities, available-for-sale             6,141         7,403         1,262            10

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                    LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     36,201  $     36,939  $        738            29
       Agencies not backed by the full faith and
        credit of the U.S. government                  301,927       311,311         9,384            57
       Corporate securities                          2,130,839     2,200,276        69,437           373
       Asset-backed securities                         148,534       153,356         4,822            45
       CMBS                                            507,346       520,159        12,813            52
       RMBS                                            189,365       191,613         2,248            44
       Equity securities, available-for-sale            86,721        90,679         3,958            68

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $        830  $        854  $         24             1
       Corporate securities                            300,129       325,122        24,993            69
       Asset-backed securities                          15,833        16,627           794             6
       CMBS                                             19,830        20,695           865             8
       RMBS                                             17,289        17,930           641            24
       Equity securities, available-for-sale            26,683        29,371         2,688            25

    For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2017, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

    The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2017.

    U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

    Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company believes the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

    Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

    The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2017, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

    The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2017, 97.4% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2017, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 99.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    Equity securities with unrealized losses at December 31, 2017 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

    At December 31, 2017 and 2016, fixed maturity securities and cash equivalents with a carrying value of $23,579 and $21,694, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

    The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,042,230 and $2,544,437 at December 31, 2017 and 2016, respectively.

    The Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and Securian Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus).

    The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $122,700 and $132,500 were sold during 2017 and 2016, respectively.

    The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                           2017             2016
                                      ---------------  ---------------
       Industrial                     $       970,256  $       855,885
       Office buildings                       477,378          416,303
       Retail facilities                      739,360          610,197
       Apartment                              582,232          406,102
       Other                                  273,004          255,950
                                      ---------------  ---------------
         Total                        $     3,042,230  $     2,544,437
                                      ===============  ===============

    If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

    A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2017              2016             2015
                                               ---------------   ---------------  --------------
       Balance at beginning of year            $         2,620   $         2,431  $        2,270
         Addition to (release of) allowance               (999)              189             161
         Write-downs, net of recoveries                     --                --              --
                                               ---------------   ---------------  --------------
       Balance at end of year                  $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

       End of year valuation allowance basis:
         Specific allowance                    $           204   $         1,700  $        1,485
         General allowance                               1,417               920             946
                                               ---------------   ---------------  --------------
       Total valuation allowance               $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

    As of December 31, 2017, the Company had two loans with a total carrying value of $1,426, net of a $204 specific valuation allowance. The two loans were held in the office class. For those two loans, the interest income recognized for the year ended December 31, 2017 was $74. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2017. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2017.

    As of December 31, 2016, the Company had four loans with a total carrying value of $11,896, net of a $1,700 specific valuation allowance. The four loans were held in the office and retail facilities classes. For those four loans, the interest income recognized for the year ended December 31, 2016 was $839. The four loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2016. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2016.

    As of December 31, 2017, the Company had no delinquent mortgage loans.

    The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

    As of December 31, 2017 and 2016, there were no nonperforming loans.

    Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

    The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                    2017             2016            2015
                                               ---------------  ---------------  --------------
       Number of properties acquired                        --               --               1
       Carrying value of mortgage loans prior
         to real estate acquisition            $            --  $            --  $        5,300
       Loss recognized upon acquisition in
         satisfaction of debt                               --               --              --

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    ALTERNATIVE INVESTMENTS

    Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

    The Company's composition of alternative investments by type were as follows:


                                                  DECEMBER 31, 2017                DECEMBER 31, 2016
                                          -------------------------------   --------------------------------
                                            CARRYING          PERCENT          CARRYING         PERCENT
                                              VALUE           OF TOTAL           VALUE          OF TOTAL
                                          --------------  ---------------   ---------------  ---------------
       Alternative investments:
         Private equity funds             $      412,350             64.3%  $       381,860             61.3%
         Mezzanine debt funds                    228,561             35.6%          240,221             38.6%
         Hedge funds                                 411              0.1%              595              0.1%
                                          --------------  ---------------   ---------------  ---------------
           Total alternative investments  $      641,322            100.0%  $       622,676            100.0%
                                          ==============  ===============   ===============  ===============

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31 was as follows:

                                                           2017              2016              2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $       611,400   $       576,244   $      544,543
       Equity securities, available-for-sale                   21,516            17,677           16,097
       Mortgage loans                                         126,620           116,034          104,155
       Policy loans                                            27,032            26,019           26,120
       Cash equivalents                                         1,796               416               33
       Alternative investments                                 22,768            13,217           21,009
       Derivative instruments                                    (627)               60               63
       Other invested assets                                    5,760             3,001            2,397
                                                      ---------------   ---------------   --------------
         Gross investment income                              816,265           752,668          714,417
       Investment expenses                                    (29,583)          (26,492)         (25,280)
                                                      ---------------   ---------------   --------------
         Total                                        $       786,682   $       726,176   $      689,137
                                                      ===============   ===============   ==============

    NET REALIZED INVESTMENT GAINS (LOSSES)

    Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                           2017              2016             2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $        21,944   $        13,208   $      (25,713)
       Equity securities, available-for-sale                   23,238             4,426            7,912
       Mortgage loans                                             999              (189)            (377)
       Alternative investments                                 51,618            25,822           41,761
       Derivative instruments                                 (55,289)          (47,899)         (22,363)
       Other invested assets                                   10,015                86             (956)
       Securities held as collateral                               --                --            9,379
                                                      ---------------   ---------------   --------------
         Total                                        $        52,525   $        (4,546)  $        9,643
                                                      ===============   ===============   ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

    Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                            2017              2016              2015
                                                       ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale:
         Gross realized gains                          $        51,510   $        44,363   $       19,557
         Gross realized losses                                 (22,013)          (30,378)         (28,701)
       Equity securities, available-for-sale:
         Gross realized gains                                   35,411            20,591           24,828
         Gross realized losses                                 (11,342)          (15,587)         (16,003)
       Alternative investments:
         Gross realized gains                                   38,304            33,761           39,112
         Gross realized losses                                    (777)             (308)            (556)

    Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                            2017             2016             2015
                                                       ---------------  ---------------  --------------
       Fixed maturity securities, available-for-sale:
         US government securities                      $           709  $           654  $           --
         Corporate securities                                    6,523              123          16,569
         Asset-backed securities                                   321               --              --
       Equity securities, available-for-sale                       831              578             913
                                                       ---------------  ---------------  --------------
           Total other-than-temporary impairments      $         8,384  $         1,355  $       17,482
                                                       ===============  ===============  ==============

    The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                        2017              2016              2015
                                                                   ---------------   ---------------   ---------------
       Balance at beginning of year                                $        12,824   $        29,329   $        17,436
       Additions:
         Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                 7,553               777            16,569
         Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                     --                --                --
       Reductions:
         Due to sales (or maturities, pay downs, or prepayments)
           during the period of securities previously credit loss
           OTTI impaired                                                    (9,259)          (17,282)           (4,676)
                                                                   ---------------   ---------------   ---------------
       Balance at end of year                                      $        11,118   $        12,824   $        29,329
                                                                   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS

    Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

    Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                                DECEMBER 31, 2017                        DECEMBER 31, 2016
                                                       --------------------------------------  -------------------------------------
                                                                            FAIR VALUE                             FAIR VALUE
       PRELIMINARY                                                    -----------------------                -----------------------
       UNDERLYING RISK                                   NOTIONAL                 LIABILITIES    NOTIONAL                LIABILITIES
       EXPOSURE                  INSTRUMENT TYPE          AMOUNT        ASSETS        (1)         AMOUNT       ASSETS        (1)
       -------------------  -------------------------  -------------  ----------  -----------  ------------  ----------  -----------
       Interest rate        Interest rate swaps        $     411,500  $   21,527  $        53  $    431,500  $   27,067  $        53
                            Interest rate swaptions        2,908,000       4,493           --     1,496,000       7,488           --
                            Interest rate futures            366,550          10           10       355,200          10           10
                            Interest rate caps               100,000          --           --       100,000          48           --
                            TBAs                              31,045      31,714           --        18,520      18,847           --
       Foreign currency     Foreign currency swaps                --          --           --        17,000       4,562           --
                            Foreign currency forwards             --          --           --       218,460          --          721
       Equity market        Equity futures                   418,431           3            3       474,675           5            5
                            Equity options                10,005,878     443,247      111,280     7,260,013     307,116       70,695
                                                        ------------  ----------  -----------  ------------  ----------  -----------
         Total derivatives                              $ 14,241,404  $  500,994  $   111,346  $ 10,371,368  $  365,143  $    71,484
                                                        ============  ==========  ===========  ============  ==========  ===========

----------
    (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

    The Company has steadily increased the volume of derivatives trading throughout 2017 and 2016. This is evident through the increase in notional amounts in 2017.

    The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

    Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

    Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

    Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

    The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

    Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

    Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain indexed universal life products offered by the Company.

    Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products which allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

    Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

    The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                             DECEMBER 31, 2017
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $            3,233  $            (46) $           --
       Interest rate swaptions                          (3,209)               --              --
       Interest rate futures                             5,446                --              70
       Interest rate caps                                  366              (414)             --
       TBAs                                               (184)               --              --
       Foreign currency swaps                             (670)               54              --
       Foreign currency forwards                         1,873              (221)             --
       Equity futures                                  (64,389)               --          27,484
       Equity options                                  (14,540)               --         280,757
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (72,074) $           (627) $      308,311
                                            ==================  ================  ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                             DECEMBER 31, 2016
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           10,404  $            (69) $           --
       Interest rate swaptions                             162                --              --
       Interest rate futures                            (5,188)               --              (2)
       Interest rate caps                                  300              (415)             --
       TBAs                                                697                --              --
       Foreign currency swaps                             (577)              553              --
       Foreign currency forwards                          (749)               (9)             --
       Equity futures                                  (58,675)               --          13,181
       Equity options                                  (14,502)               --          75,832
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (68,128) $             60  $       89,011
                                            ==================  ================  ==============

                                                              DECEMBER 31, 2015
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           15,753  $            (74) $           --
       Interest rate swaptions                             949                --              --
       Interest rate futures                            (7,354)               --               1
       Interest rate caps                                   42              (414)             --
       TBAs                                                994                --              --
       Foreign currency swaps                             (158)              562              --
       Foreign currency forwards                           146               (11)             --
       Equity futures                                  (15,982)               --           2,106
       Equity options                                   (4,150)               --         (50,096)
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $           (9,760) $             63  $      (47,989)
                                            ==================  ================  ==============

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the form of securities amounting to $367,297 and $268,560 at December 31, 2017 and 2016, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2017, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $30,240 and $24,765 at December 31, 2017 and 2016, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet.

    EMBEDDED DERIVATIVES

    The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and interest credits on both fixed indexed annuity and indexed universal life products.

    The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2017        2016
                                                              ----------  ----------
        Embedded derivatives within annuity products:
          Minimum guaranteed withdrawal benefits              $  (15,749) $  (30,224)
          Minimum guaranteed accumulation benefits                 1,062         379
          Guaranteed payout floors                                (2,811)     (4,438)
          Fixed indexed annuity                                  (33,332)     (4,563)

        Embedded derivatives within life insurance products:
          Fixed indexed universal life                        $ (369,134) $ (257,539)

    The following table presents the changes in fair value recorded in net income related to embedded derivatives for the years ended December 31:

                                                                 2017        2016        2015
                                                              ----------  ----------  ----------
        Embedded derivatives within annuity products:
          Net realized investment gains (losses)              $   17,795  $   20,229  $  (12,603)
          Policyholder benefits                                  (27,336)        566         255

        Embedded derivatives within life insurance products:
          Policyholder benefits                               $ (291,926) $ (159,972) $   46,643

    At December 31, 2017 and 2016, fixed maturity and equity securities with a carrying value of $30,240 and $24,765, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8) VARIABLE INTEREST ENTITIES

    The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

    The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

    As of December 31, 2017 and 2016, there were no material investments or relationships that were consolidated as a VIE.

    NON-CONSOLIDATED VIES

    The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
    Note 6 for details regarding the carrying amount and classification of these assets.

    In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $641,322 and $622,676 and the maximum exposure was $982,481 and $969,904 at December 31, 2017 and 2016, respectively.

(9) NET FINANCE RECEIVABLES

    The Company's finance receivables were segmented by direct installment loans, retail installment notes and direct mail loans.

    Finance receivables as of December 31 were as follows:

                                                  2016
                                               ----------
        Direct installment loans               $  340,999
        Retail installment notes                   54,808
        Direct mail loans                          26,478
                                               ----------
          Gross finance receivables               422,285
        Accrued interest and charges                7,302
        Unearned finance charges                 (119,523)
        Allowance for losses                      (17,156)
                                               ----------
          Finance receivables, net             $  292,908
                                               ==========

    Direct installment loans consisted of discount basis loans and interest-bearing loans, and generally had a maximum term of 84 months. The retail installment notes were principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally had a maximum term of 48 months. Direct mail loans were principally originated through targeted direct mail campaigns, and generally had a maximum term of 30 months.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    All segments were reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                                     2016
                                                                                  ----------
        Direct installment loans:
         30-60 days past due                                                      $    9,076
         61-90 days past due                                                           5,659
         91 days or more past due                                                     15,520
                                                                                  ----------
          Total direct installment loans                                              30,255
        Retail installment notes:
         30-60 days past due                                                             759
         61-90 days past due                                                             425
         91 days or more past due                                                      1,169
                                                                                  ----------
          Total retail installment notes                                               2,353
        Direct mail loans:
         30-60 days past due                                                             560
         61-90 days past due                                                             376
         91 days or more past due                                                      1,037
                                                                                  ----------
          Total direct mail loans                                                      1,973
                                                                                  ----------
            Total finance receivables past due, net of unearned finance charges   $   34,581
                                                                                  ==========

        Percentage of finance receivables, net of unearned finance charges              11.4%

    The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.5% at December 31, 2016.

    Changes in the allowance for losses for the years ended December 31 were as follows:

                                          2017         2016           2015
                                      ------------  ------------  ------------
        Balance at beginning of year  $     17,156  $     16,338  $     15,789
        Provision for credit losses          5,286        19,646        16,832
        Charge-offs                         (7,662)      (26,044)      (22,399)
        Recoveries                           2,181         7,216         6,116
        Sale of subsidiary                 (16,961)           --            --
                                      ------------  ------------  ------------
        Balance at end of year        $         --  $     17,156  $     16,338
                                      ============  ============  ============

    The following table provides additional information about the allowance for losses as of December 31:


                                                                             2016
                                                                         -----------
        Non-impaired gross finance receivables:
         Gross receivables balance                                       $   416,214
         General reserves                                                     16,909

        Impaired gross finance receivables (including TDRs):
         Gross receivables balance                                       $     6,071
         General reserves                                                        247

    All loans, excluding TDRs, deemed to be impaired were placed on non-accrual status. The Company had no impaired loans at December 31, 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    Net investment in receivables on which the accrual of finance charges and interest were suspended and which were being accounted for on a cash basis as of December 31:

                                           2016
                                        ----------
        Non-accrual balances:
         Direct installment loans       $   25,979
         Retail installment notes            1,150
         Direct mail loans                   1,600
                                        ----------
          Total non-accrual balances    $   28,729
                                        ==========

    There were no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2016.

    Loans classified as TDRs were $6,071 at December 31, 2016. The number of loans classified as TDR accounts were 2,732 at December 31, 2016. For the year ended December 31, 2016, the Company modified $9,693 of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2016, $2,689 subsequently experienced a payment default, during 2016. The Company recognized interest income of $1,041 and $1,240 from loans classified as TDRs for the years ended December 31, 2016 and 2015, respectively.

    The Company monitored the credit quality of its financing receivables by loan segment. Within the loan segments, there were borrower types that included new, existing, former, refinance and retail borrowers. New borrowers included first-time customers where the Company had limited lending and repayment history and would generally had a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally had the lowest credit risk profile as the Company already had an established lending and repayment history with these customers. Refinance borrowers included customers that have borrowed less than 10% of the current loan balance. The refinance borrower type included a segment of TDR loans that had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have had a higher credit risk as the borrower had previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers included customers that were typically first-time customers. The risk profile was lower with this type of first-time customer as a result of the security associated with the account. The Company also monitored credit risk by continually tracking customer payment performance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2016. The Company's credit risk profiles were based on customer type, customer creditworthiness, and customer performance.

                                                                             2016
                                                                         ------------
        Customer type:
         New borrower                                                    $     63,409
         Former borrower                                                       29,143
         Existing borrower                                                    266,698
         Refinance borrower                                                     8,227
         Retail borrower                                                       54,808
                                                                         ------------
          Total gross finance receivables                                $    422,285
                                                                         ============

        Customer creditworthiness:
         Non-bankrupt gross finance receivables:
         Direct installment loans                                        $    339,769
         Retail installment notes                                              54,676
         Direct mail borrower                                                  26,460
                                                                         ------------
          Total non-bankrupt gross finance receivables                        420,905
         Bankrupt gross finance receivables:
         Direct installment loans                                               1,230
         Retail installment notes                                                 132
         Direct mail borrower                                                      18
                                                                         ------------
          Total bankrupt gross finance receivables                              1,380
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

        Customer payment performance:
         Direct installment loans:
         Contractually performing, current to 30 days past due           $    301,332
         Contractually performing, 31 to 60 days past due                      12,492
         Contractually nonperforming, 61 or more days past due                 27,175
                                                                         ------------
          Total direct installment loans                                      340,999
         Retail installment notes:
         Contractually performing, current to 30 days past due                 51,911
         Contractually performing, 31 to 60 days past due                         983
         Contractually nonperforming, 61 or more days past due                  1,914
                                                                         ------------
          Total retail installment notes                                       54,808
         Direct mail loans:
         Contractually performing, current to 30 days past due                 24,048
         Contractually performing, 31 to 60 days past due                         714
         Contractually nonperforming, 61 or more days past due                  1,716
                                                                         ------------
          Total direct mail loans                                              26,478
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

    Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                 2017          2016           2015
                                                             ------------  -------------  ------------
        Computed income tax expense                          $    148,371  $      97,361  $    120,459
        Difference between computed and actual tax expense:
          Dividends received deduction                            (28,919)       (28,059)      (23,286)
          Tax credits                                              (5,480)        (4,562)       (3,639)
          Tax Cuts and Jobs Act of 2017 adjustment               (117,106)            --            --
          Expense adjustments and other                            (1,495)          (175)          646
                                                             ------------  -------------  ------------
            Total income tax expense (benefit)               $     (4,629) $      64,565  $     94,180
                                                             ============  =============  ============

    The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                  2017          2016
                                                              ------------  -------------
        Deferred tax assets:
         Policyholder liabilities                             $    134,066  $     119,292
         Pension, postretirement and other benefits                 15,025         21,580
         Tax deferred policy acquisition costs                     160,636        245,525
         Deferred gain on individual disability coinsurance            968          2,270
         Other                                                       5,046         19,242
                                                              ------------  -------------
           Gross deferred tax assets                               315,741        407,909

        Deferred tax liabilities:
         Policyholder liabilities                                   44,186             --
         Deferred policy acquisition costs                         240,481        378,655
         Premiums                                                   13,814         21,956
         Real estate and property and equipment depreciation         7,020          7,058
         Basis difference on investments                            12,892         20,276
         Net realized capital gains                                  7,510          1,093
         Net unrealized capital gains                              171,918        149,246
         Ceding commissions and goodwill                             9,044         14,189
         Other                                                      19,116         33,844
                                                              ------------  -------------
           Gross deferred tax liabilities                          525,981        626,317
                                                              ------------  -------------
             Net deferred tax liability                       $    210,240  $     218,408
                                                              ============  =============

    As of December 31, 2017 and 2016, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

    There were no changes in deferred tax asset valuation allowance for the years ended December 31, 2017, 2016, and 2015.

    At December 31, 2017, the Company had no capital loss carryforwards.

    Income taxes paid for the years ended December 31, 2017, 2016 and 2015, were $114,126, $81,774 and $53,003, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

    A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2017          2016
                                                                  ------------  ------------
        Balance at beginning of year                              $      4,067  $      2,712
        Additions based on tax positions related to current year         1,178         1,134
        Additions (reductions) for tax positions of prior years           (788)          221
                                                                  ------------  ------------
        Balance at end of year                                    $      4,457  $      4,067
                                                                  ============  ============

    Included in the balance of unrecognized tax benefits at December 31, 2017 are potential benefits of $4,457 that, if recognized, would affect the effective tax rate on income from operations.

    As of December 31, 2017, accrued interest and penalties of $147 are recorded as current income tax liabilities on the consolidated balance sheets and $30 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

    At December 31, 2017, the Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

    On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

    The Financial Accounting Standards Board Accounting Standards Codification 740 (ASC 740) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the Securities Exchange Commission staff issued Staff Accounting Bulletin 118 (SAB 118), which provides guidance on accounting for the tax effects of the New Tax Law. SAB 118 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under ASC 740 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

    The Company applied SAB 118 in completing its year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustment during the 12-month measurement period will be included in income from operations as an adjustment to income tax expense in 2018. The re-measurement under the New Tax Law and guidance in SAB 118 resulted in a reduction to total income tax expense of $117,106, which included certain provisional amounts under SAB 118.

    A provisional amount of $44,186 increased the tax reserve deferred tax asset from policyholder reserve changes and an identical amount increased the eight-year-spread deferred tax liability on policyholder reserve changes. The provisional amount was computed using estimated methods and will be completed upon the production of the final seriatim tax reserves that reflect the New Law requirements. Additionally, the Company had other provisionally determined amounts that were immaterial.

    The Company also has other undetermined items under SAB 118 that the Company has not been able to fully assess as of December 31, 2017, and as a result has not recognized any provisional impact. The impact of these items is expected to be immaterial to the financial position of the Company.

    During 2017, Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) received a refund of tax related to its amended 2014 return. The IRS chose not to audit the 2014 consolidated return and has not stated their intention to audit the 2014 amended return. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2015 or 2016 consolidated tax returns.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

    The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, prior to March 31, 2017, the Company had a subsidiary that had a non-contributory defined benefit plan covering all the employees of the subsidiary who were 21 years of age or older and had completed one year of service. Benefits were based upon years of participation and the employee's average monthly compensation.

    The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS             OTHER BENEFITS
                                                  --------------------------  --------------------------
                                                      2017          2016          2017          2016
                                                  ------------  ------------  ------------  ------------
        Change in benefit obligation:
        Benefit obligation at beginning of year   $     78,113  $     75,700  $      5,181  $      5,814
        Service cost                                       353         1,332           193           205
        Interest cost                                    2,286         3,301           195           232
        Actuarial loss (gain)                            2,556           899          (423)         (825)
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (32,336)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Benefit obligation at end of year         $     48,093  $     78,113  $      4,951  $      5,181
                                                  ============  ============  ============  ============

        Change in plan assets:
        Fair value of plan assets at beginning
         of year                                  $     73,002  $     70,382  $         --  $         --
        Actual return on plan assets                     2,313         3,629            --            --
        Employer contribution                            2,650         2,110           195           245
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (29,567)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Fair value of plan assets at end of year  $     45,519  $     73,002  $         --  $         --
                                                  ============  ============  ============  ============

        Net amount recognized:
        Funded status                             $     (2,574) $     (5,111) $     (4,951) $     (5,181)

        Amounts recognized on the consolidated
         balance sheets:
        Accrued benefit cost                      $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ------------  ------------  ------------  ------------
        Net amount recognized                     $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ============  ============  ============  ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                        PENSION BENEFITS            OTHER BENEFITS
                                                   --------------------------  --------------------------
                                                       2017          2016          2017          2016
                                                   ------------  ------------  ------------  ------------
        Weighted average assumptions used to
         determine benefit obligations:
        Discount rate                                      3.66%         3.92%         3.66%         3.82%
        Rate of compensation increase                        --          4.00%           --            --

        Weighted average assumptions used to
         determine net periodic benefit costs:
        Expected long-term return on plan assets           4.99%         5.15%           --            --
        Discount rate                                      3.92%         4.09%         3.82%         3.95%
        Rate of compensation increase                      4.00%         4.00%           --            --

        Components of net periodic benefit cost:
        Service cost                               $        353  $      1,332  $        193  $        205
        Interest cost                                     2,286         3,301           195           232
        Expected return on plan assets                   (2,225)       (3,624)           --            --
        Prior service benefit amortization                  (20)          (79)         (276)         (276)
        Recognized net actuarial loss (gain)                578           891          (222)         (162)
                                                   ------------  ------------  ------------  ------------
        Net periodic benefit cost                  $        972  $      1,821  $       (110) $         (1)
                                                   ============  ============  ============  ============

        Other changes in plan assets and benefit
         obligations recognized in other
         comprehensive income (loss):
        Net gain (loss)                            $     (2,468) $       (894) $        423  $        825
        Amortization of net loss (gain)                     578           891          (222)         (162)
        Amortization of prior service benefit               (20)          (79)         (276)         (276)
                                                   ------------  ------------  ------------  ------------
        Total recognized in other comprehensive
         income (loss)                             $     (1,910) $        (82) $        (75) $        387
                                                   ============  ============  ============  ============

        Amounts recognized in accumulated other
         comprehensive income:
        Net actuarial gain (loss)                  $    (11,352) $    (16,389) $      3,041  $      2,840
        Prior service benefit                                --           536         1,103         1,379
                                                   ------------  ------------  ------------  ------------
        Accumulated other comprehensive income
         (loss) at end of year                     $    (11,352) $    (15,853) $      4,144  $      4,219
                                                   ============  ============  ============  ============

        Accumulated benefit obligation             $     48,093  $     73,446  $      4,951  $      5,181

        Plans with accumulated benefit obligation
         in excess of plan assets:
        Projected benefit obligation               $     48,093  $     45,521
        Accumulated benefit obligation                   48,093        45,521
        Fair value of plan assets                        45,519        43,949

    Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company updated its assumptions as of December 31, 2017 and December 31, 2016 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

    The estimated net actuarial loss for the pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 is $935. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 are $276 and $255, respectively. In 2018, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

    Estimated future benefit payments for pension and other postretirement plans:

                            PENSION       OTHER
                           BENEFITS      BENEFITS
                         ------------  ------------
        2018             $      2,605  $        306
        2019                    2,602           281
        2020                    2,566           283
        2021                    2,629           280
        2022                    2,672           288
        2023 - 2027            14,305         1,392

    For measurement purposes, the assumed health care cost trend rates start at 6.80% in 2017 and decrease gradually to 4.40% for 2076 and remain at that level thereafter. For 2016, the assumed health care cost trend rates start at 6.60% in 2016 and decrease gradually to 4.40% for 2076 and remain at that level thereafter.

    The assumptions presented herein are based on pertinent information available to management as of December 31, 2017 and 2016. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2017 by $23 and the service cost and interest cost components of net periodic benefit costs for 2017 by $3. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2017 by $21 and the service cost and interest cost components of net periodic postretirement benefit costs for 2017 by $3.

    To determine the discount rate for each plan, the present value of expected future benefit payments used to determine the benefit obligation for each plan is calculated based on a theoretical yield curve constructed from a universe of AA rated corporate fixed maturity securities. The discount rate for each plan is the single rate which results in the same present value of obligations as that obtained using the yield curve.

    Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

    Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The target asset allocation as of December 31, 2017 is 100% to the insurance company general account investment category.

    The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                  2017          2016
                                              ------------  ------------
        Equity securities                                0%           16%
        Fixed maturity securities                        0%           24%
        Insurance company general account              100%           60%

    Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

    The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

    At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

    The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

    The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

        DECEMBER 31, 2017                            LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Insurance company general account        $            --  $            --  $        45,519  $      45,519
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $            --  $        45,519  $      45,519
                                                 ===============  ===============  ===============  =============

        DECEMBER 31, 2016                             LEVEL 1         LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Investments in pooled separate accounts  $            --  $        29,053  $            --  $      29,053
        Insurance company general account                     --               --           43,949         43,949
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $        29,053  $        43,949  $      73,002
                                                 ===============  ===============  ===============  =============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

    Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    INSURANCE COMPANY GENERAL ACCOUNT

    Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     43,949  $              1,570  $            --  $     45,519

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     42,379  $              1,570  $            --  $     43,949

    Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2017 and 2016. There were no transfers in to or out of level 3 for the years ending December 31, 2017 and 2016.

    The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

    The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2017, 2016, and 2015 of $1,426, $1,493, and $1,551, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS

    LIABILITY FOR UNPAID CLAIMS AND CLAIM LOSS ADJUSTMENT EXPENSES

    The following table provides activity in the liability for unpaid claims and loss adjustment expenses related to all insurance contracts:

                                            2017        2016 (1)      2015 (1)
                                        ------------  ------------  ------------
        Balance at January 1            $    974,905  $    998,963  $    998,008
         Less: reinsurance recoverable       554,298       596,715       644,590
                                        ------------  ------------  ------------
        Net balance at January 1             420,607       402,248       353,418
        Incurred related to:

         Current year                      2,122,998     2,114,463     2,050,232
         Prior years                          22,504        14,108        33,412
                                        ------------  ------------  ------------
        Total incurred                     2,145,502     2,128,571     2,083,644
                                        ------------  ------------  ------------
        Paid related to:

         Current year                      1,737,709     1,754,370     1,711,861
         Prior years                         374,779       355,842       322,953
                                        ------------  ------------  ------------
        Total paid                         2,112,488     2,110,212     2,034,814
                                        ------------  ------------  ------------
        Net balance at December 31           453,621       420,607       402,248
         Plus: reinsurance recoverable       530,594       554,298       596,715
                                        ------------  ------------  ------------
        Balance at December 31          $    984,215  $    974,905  $    998,963
                                        ============  ============  ============

----------
        (1) The previously issued 2016 financial statements only disclosed information for accident and health unpaid claims and loss adjustment expenses. The revised 2016 and 2015 information represents an immaterial correction of error to conform to the 2017 presentation that includes unpaid claim and claim adjustment expense information for all short-duration and long-duration contracts.

    As a result of changes in estimates of claims incurred in prior years, the unpaid claims and claim and loss adjustment expenses incurred increased by $22,504, $14,108, and $33,412 in 2017, 2016 and 2015, respectively. The amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid claims and claim and loss adjustment expenses.

    SHORT-DURATION CONTRACTS

    Certain short-duration contracts are offered within the Company's financial institution and group insurance products.

    Claim and claim adjustment expense liabilities are set using a combination of actuarial methods. The liabilities are computed using assumptions for mortality, morbidity, and other performance. These assumptions are based on the Company's experience, industry results, emerging trends and future expectations. Claim frequency is primarily based on reported claims assigned to individual claimants. Claim counts may initially include claims that do not ultimately result in a liability. These claims are omitted from claim counts once it is determined that there is no liability. The information about incurred and paid loss development for all periods preceding year ended December 31, 2017 and the related historical claims payout percentage disclosure is unaudited and is presented as supplementary information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the liability for incurred but not reported claims plus expected development on reported claims (IBNR) and the cumulative number of individual claims reported (reported claims) by incurral year as of December 31, 2017:

     FINANCIAL INSTITUTION PRODUCTS

                                               NET CUMULATIVE INCURRED CLAIMS (1)
    INCURRAL               --------------------------------------------------------------------------                REPORTED
    YEAR                    2012 (2)     2013 (2)     2014 (2)    2015 (2)     2016 (2)       2017        IBNR        CLAIMS
    ---------------------  ----------   ----------   ----------  ----------   ----------   ----------  -----------  ----------
    2012                   $   54,455   $   54,178   $   52,935  $   52,329   $   52,167   $   52,086  $        --          22
    2013                           --       51,855       48,403      47,156       46,757       46,669          180          21
    2014                           --           --       51,766      46,894       46,420       46,291          404          20
    2015                           --           --           --      46,961       41,975       41,409          779          19
    2016                           --           --           --          --       51,259       45,830        1,779          20
    2017                           --           --           --          --           --       46,745        7,817          18
                                                                                           ----------
       Total                                                                               $  279,030
                                                                                           ==========

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                  NET CUMULATIVE PAID CLAIMS (1)
    INCURRAL                                    ------------------------------------------------------------------
    YEAR                                          2012 (2)    2013 (2)   2014 (2)    2015 (2)   2016 (2)     2017
    ------------------------------------------  ---------   ---------  ---------   --------   ---------  ---------
    2012                                        $  30,050   $  43,790  $  47,852   $ 50,285   $  51,341  $  51,872
    2013                                               --      26,544     39,328     43,037      44,916     45,849
    2014                                               --          --     27,811     39,051      42,496     44,467
    2015                                               --          --         --     23,864      34,412     37,767
    2016                                               --          --         --         --      26,886     38,171
    2017                                               --          --         --         --          --     24,015
                                                                                                         ---------
       Total                                                                                             $ 242,141
                                                                                                         =========

    Outstanding liabilities prior to 2012                                                                $     162

    Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                       $  37,051

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the IBNR liability and the reported claims by incurral year as of December 31, 2017

     GROUP INSURANCE PRODUCTS

                                              NET CUMULATIVE INCURRED CLAIMS (1)
     INCURRAL            ------------------------------------------------------------------------------                REPORTED
     YEAR                  2012 (2)     2013 (2)     2014 (2)     2015 (2)    2016 (2)        2017           IBNR       CLAIMS
     ------------------  -----------  -----------  -----------  -----------  -----------  -------------   ----------  ----------
     2012                $ 1,079,158  $ 1,084,290  $ 1,088,187  $ 1,088,815  $ 1,088,798  $   1,089,450   $       --          41
     2013                         --    1,228,500    1,223,119    1,223,988    1,223,498      1,223,688           --          44
     2014                         --           --    1,314,365    1,296,503    1,296,691      1,298,118           --          47
     2015                         --           --           --    1,554,355    1,538,148      1,540,448          698          52
     2016                         --           --           --           --    1,570,311      1,558,510        2,793          54
     2017                         --           --           --           --           --      1,545,168       66,337          44
                                                                                          -------------
        Total                                                                             $   8,255,382
                                                                                          =============

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                               NET CUMULATIVE PAID CLAIMS (1)
     INCURRAL                         ----------------------------------------------------------------------------------
     YEAR                               2012 (2)      2013 (2)      2014 (2)      2015 (2)     2016 (2)         2017
     -------------------------------  ------------  ------------  ------------  ------------  -----------   ------------
     2012                             $    909,427  $  1,071,143  $  1,078,645  $  1,083,489  $ 1,086,317   $  1,087,240
     2013                                       --     1,033,152     1,205,189     1,214,799    1,219,482      1,221,173
     2014                                       --            --     1,113,019     1,277,315    1,289,281      1,294,673
     2015                                       --            --            --     1,291,045    1,517,267      1,530,861
     2016                                       --            --            --            --    1,296,222      1,534,885
     2017                                       --            --            --            --           --      1,257,210
                                                                                                            ------------
        Total                                                                                               $  7,926,042
                                                                                                            ============

     Outstanding liabilities prior to 2012                                                                  $      2,107

     Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                         $    331,447

----------
     (1)  2012 - 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     The reconciliation by product of the liability for pending policy and contract claims relating to short-duration contracts to the total liability for pending policy and contract claims on the consolidated balance sheet as of December 31, 2017 is as follows:

                                                                                  FINANCIAL         GROUP
                                                                                 INSTITUTION      INSURANCE
                                                                                  PRODUCTS         PRODUCTS        TOTAL
                                                                                -------------   -------------   ------------
     Liability for short-duration pending policy and contract claims, net of    $      37,051   $     331,447   $    368,498
        reinsurance
     Reinsurance recoverable on pending policy and contract claims                      7,697         115,031        122,728
     Less: other liabilities (1)                                                       30,922          23,537         54,459
                                                                                -------------   -------------   ------------
        Short-duration claims recorded within pending policy and contract       $      13,826   $     422,941        436,767
          claims on the consolidated balance sheet                              =============   =============
     Long-duration pending policy and contract claims                                                                141,034
                                                                                                                ------------
        Pending policy and contract claims                                                                      $    577,801
                                                                                                                ============

----------
     (1) Includes contracts that are recorded in line items other than pending policy and contract claims on the consolidated balance sheet.

     Supplementary information on the historical average annual percentage payoff of incurred claims, net of reinsurance, by product and accident year for the year ended December 31, 2017 is as follows(1):

                                                                                                 FINANCIAL           GROUP
                                                                                                INSTITUTION        INSURANCE
     INCURRAL YEAR                                                                                PRODUCTS          PRODUCTS
     ---------------------------------------------------------------------------------------   --------------    ---------------
     1                                                                                                   57.1%              83.7%
     2                                                                                                   25.6%              14.3%
     3                                                                                                    7.8%               0.8%
     4                                                                                                    4.3%               0.4%
     5                                                                                                    2.0%               0.2%
     6                                                                                                    1.0%               0.1%

----------
      (1) Unaudited.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:


                                                                               2017              2016              2015
                                                                         ----------------   ---------------   ---------------
     Direct premiums                                                     $      4,269,262   $     3,168,212   $     2,861,954
     Reinsurance assumed                                                            6,873             8,227             8,760
     Reinsurance ceded                                                           (714,902)         (704,706)         (650,247)
                                                                         ----------------   ---------------   ---------------
        Net premiums                                                     $      3,561,233   $     2,471,733   $     2,220,467
                                                                         ================   ===============   ===============

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $673,671, $682,956 and $639,260 during 2017, 2016, and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues fixed indexed annuities through its general account where the Company guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2017, 2016 or 2015.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the present value of future withdrawal benefits in excess of the current account balance. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments a in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable, assuming the guaranteed and current benefit amounts remain constant. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Return of net deposits:
            In the event of death
            Account value                                                           $     4,938,775    $     4,461,164
            Net amount at risk                                                      $         3,474    $        31,335
            Average attained age of contractholders                                            63.6               62.9
            As withdrawals are taken
            Account value                                                           $       332,389    $       316,657
            Net amount at risk                                                      $            40    $            74
            Average attained age of contractholders                                            70.1               69.7
         Return of net deposits plus a minimum return:
            In the event of death
            Account value                                                           $       328,161    $       276,717
            Net amount at risk                                                      $        21,244    $        28,968
            Average attained age of contractholders                                            70.0               69.4
            At annuitization
            Account value                                                           $       462,208    $       462,113
            Net amount at risk                                                      $         1,295    $         2,564
            Weighted average period remaining until expected annuitization (in
              years)                                                                            1.9                2.8
            As withdrawals are taken
            Account value                                                           $     3,334,917    $     2,953,311
            Net amount at risk                                                      $         3,209    $         2,461
            Average attained age of contractholders                                            64.6               64.0

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Highest specified anniversary account value:
            In the event of death
            Account value                                                           $       725,007    $       695,763
            Net amount at risk                                                      $         3,290    $        16,237
            Average attained age of contractholders                                            64.5               63.7
            Account value adjustment on 10th contract anniversary
            Account value                                                           $        73,631    $        56,157
            Net amount at risk                                                      $             2    $            --
            Weighted average period remaining until expected annuitization (in
              years)                                                                           59.8               59.1
         Guaranteed payout annuity floor:
            Account value                                                           $        50,840    $        47,341
            Net amount at risk                                                      $            --    $           204
            Average attained age of contractholders                                            75.4               74.8

     At December 31, the Company had the following fixed indexed annuity contracts with guarantees:

                                                                                            2017
                                                                                      ---------------
         As withdrawals are taken
         Account value                                                                $       145,581
         Net amount at risk                                                           $           577
         Average attained age of contractholders                                                 62.1

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                                  2017               2016
                                                                                             ---------------   ----------------
      Account value (general and separate accounts)                                          $     7,829,452   $      6,653,271
      Net amount at risk                                                                     $    54,972,640   $     54,920,546
      Average attained age of policyholders                                                             51.0               50.0

     Liabilities for guarantees on variable annuity, indexed annuity, universal life and variable life contracts reflected in the general account as of December 31, 2017 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED            NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT          VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          7,065   $           4,438   $          29,845   $          119,190
      Incurred guarantee benefits                              (709)             (1,625)            (15,158)              31,845
      Paid guaranteed benefits                                 (741)                 (2)                 --              (13,673)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          5,615   $           2,811   $          14,687   $          137,362
                                                   ================   =================   =================   ==================

     Liabilities for guarantees variable annuity, universal life and variable life contracts reflected in the general account as of December 31, 2016 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED             NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT           VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          8,580   $           5,661   $          48,851   $           98,056
      Incurred guarantee benefits                               388              (1,176)            (19,006)              33,749
      Paid guaranteed benefits                               (1,903)                (47)                 --              (12,615)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          7,065   $           4,438   $          29,845   $          119,190
                                                   ================   =================   =================   ==================

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life no lapse guarantee liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, fixed indexed annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities and fixed indexed annuities at December 31, 2017 and variable annuities at December 31, 2016 (except where noted otherwise):

        - A sample selection tool was used to select 200 scenarios from a set of 10,000 stochastically generated investment performance scenarios.
        - Mean investment performance was 5.20% and 5.60% for 2017 and 2016, respectively, and is consistent with DAC projections over a 10 year period.
        -   Annualized monthly standard deviation was 12.00%.
        - For 2017, assumed mortality was 100% if the 2012 Individual Annuity Mortality Basis table. For 2016, the assumed mortality was 100% of the A2000 table.
        - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 10.00% and 1.00% to 12.00% for 2017 and 2016, respectively, with an average of 8.00% for both 2017 and 2016.
        - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2017 and 2016 (except where noted otherwise):

        -   Separate account investment performance assumption was 7.25%.
        -   Assumed mortality was 100% of pricing levels.
        -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
        - Long-term general account discount rate grades from the current yield curve up to 5.50% linearly over ten years and from the current yield curve up to 5.75% linearly over ten years for 2017 and 2016, respectively.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                             VARIABLE ANNUITY CONTRACTS             VARIABLE LIFE CONTRACTS
                                                          ---------------------------------    ---------------------------------
                                                                2017              2016               2017              2016
                                                          ---------------   ---------------    ---------------   ---------------
        Equity                                            $     2,394,718   $     2,207,834    $     1,977,062   $     1,681,955
        Bond                                                      932,998           900,737            222,733           216,544
        Balanced                                                2,490,757         2,138,292            392,431           342,237
        Money market                                               35,028            43,462             20,714            26,298
        Mortgage                                                   54,948            57,671             31,374            32,326
        Real estate                                                83,494            85,648             60,101            68,683
                                                          ---------------   ---------------    ---------------   ---------------
           Total                                          $     5,991,943   $     5,433,644    $     2,704,415   $     2,368,043
                                                          ===============   ===============    ===============   ===============

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2017 and 2016, the liability associated with unremitted premiums and claims payable was $41,762 and $40,850, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2017 and 2016, the Company had restricted the use of $41,762 and $40,850, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16) SHORT-TERM AND LONG-TERM DEBT

     Liabilities for short-term and long-term debt are carried at an amount equal to unpaid principal balance. Short-term debt is debt coming due in the next 12 months.

     SHORT-TERM DEBT

     The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                                 LIABILITY                           COLLATERAL
                                                     ----------------------------------   ---------------------------------
                                                          2017               2016              2017              2016
                                                     ---------------   ----------------   ---------------   ---------------
     Reverse repurchase agreement                    $        20,000   $         50,000   $        20,747   $        57,038

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

     LONG-TERM DEBT

     The following table provides a summary of long-term debt as of December 31:

                                                                                                   2017               2016
                                                                                              ---------------   ----------------
     Surplus notes                                                                            $       118,000   $        118,000
     Federal Home Loan Bank borrowings                                                                350,000            350,000
                                                                                              ---------------   ----------------
        Total long-term debt                                                                  $       468,000   $        468,000
                                                                                              ===============   ================

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

     All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2017 and 2016, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2017, 2016 and 2015 was $9,735, $9,735 and $9,735, respectively.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2017 have a maturity of one, three and seven years with principal due at those times. The Company pledged $850,793 of fixed maturity securities as collateral as of December 31, 2017. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $384,482 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $24,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

     At December 31, 2017, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2018, $200,000; 2019, $75,000; 2020, $50,000; 2021, $25,000; 2022, $0;
     thereafter, $118,000.

     Total interest paid by the Company for the years ended December 31, 2017, 2016 and 2015 was $13,880, $11,633 and $10,601, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17) BUSINESS COMBINATIONS

     During 2016, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $851 was allocated to various assets and liabilities including $783 to finite-lived intangible assets and $68 to goodwill.

     During 2015, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2018 and future years if certain thresholds are attained is $5,375 of which $1,919 was accrued at December 31, 2017.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                                                                    2017              2016
                                                                                               ---------------   ---------------
       Balance at beginning of year                                                            $       109,146   $       109,078
       Additions                                                                                            --                68
       Adjustments to prior year acquisitions                                                               --                --
                                                                                               ---------------   ---------------
       Balance at end of year                                                                  $       109,146   $       109,146
                                                                                               ===============   ===============

     Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2017, 2016, and 2015.

     The amount of finite-lived intangible assets, excluding the value of acquired inforce contracts within DAC, included on the consolidated balance sheets in goodwill and intangible assets, net, was as follows:

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2017                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (36,882)             (8,100)             (44,982)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          24,450   $           1,504   $           25,954
                                                                      =================   =================   ==================

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2016                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (32,434)             (7,791)             (40,225)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          28,898   $           1,813   $           30,711
                                                                      =================   =================   ==================

     The Company did not acquire any finite-lived intangible assets during the year ended December 31, 2017. Finite-lived intangible assets acquired during the year ended December 31, 2016 were $783 with a weighted average amortization period of 4 years.

     The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2017, 2016, or 2015.

     Intangible asset amortization expense for 2017, 2016, and 2015 in the amount of $4,757, $6,353, and $7,108, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income. Projected amortization expense for the next five years is as follows: 2018, $4,293; 2019, $3,963; 2020, $3,825; 2021,
     $3,735; 2022, 2,023.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $19,258, $23,207 and $22,127 during 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the amount due to Advantus under these agreements was $10,606 and $9,041, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,200, $1,157 and $1,041 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company also recognized commission expense of $93,911, $104,747 and $107,690 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company recognized commissions payable to SFS in the amounts of $2,223 and $2,561 for the years ended December 31, 2017 and 2016, respectively.

     Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2016, 2015 and 2014, the Company collected commissions of $4,519, $3,966 and $3,692, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2017, 2016 and 2015, the amounts transferred were $15,872, $14,404, and $14,776, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2017 and 2016, the amount payable to the Company was $28,017 and $25,828, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2017, 2016, and 2015 were $88,296, $85,150 and $61,317, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2017, 2016 and 2015 was $20,676, $22,637 and $39,038, respectively. The amount payable to SFG at December 31, 2017 and 2016 was $13,432 and $7,176, respectively. As of December 31, 2016, the Company also had a receivable from SFG, in the amount of $22,066, related to the advance of future years' defined benefit plan expenses.

     In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $7,664 and $7,664 in 2017, 2016 and 2015, respectively, for these policies. No claims were paid during 2017, 2016 and 2015. As of December 31, 2017 and 2016, reserves held under these policies were $66,076 and $53,495, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $50,530, $45,195 and $42,632 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, commission revenue due to the Company from its affiliates was $1,049 and $523, respectively.

     Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,974, $10,276 and $8,471 in commission expenses related to the sales of these products for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                     DECEMBER 31, 2017
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        382,087   $      (132,272)  $       249,815
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (47,947)           16,781           (31,166)
         Unrealized gains (losses) on securities -- OTTI                      (2,270)              795            (1,475)
         Adjustment to deferred policy acquisition costs                    (190,594)           66,708          (123,886)
         Adjustment to reserves                                               27,240            (9,534)           17,706
         Adjustment to unearned premiums and fees                            168,605           (59,012)          109,593
         Adjustment to pension and other postretirement plans                 (2,045)              716            (1,329)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                     60               (21)               39
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        335,136   $      (115,839)  $       219,297
                                                                    ================   ===============   ===============

                                                                                     DECEMBER 31, 2016
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        141,773   $       (49,407)  $        92,366
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (17,634)            6,172           (11,462)
         Unrealized gains (losses) on securities -- OTTI                       1,734              (607)            1,127
         Adjustment to deferred policy acquisition costs                     (82,037)           28,713           (53,324)
         Adjustment to reserves                                               12,032            (4,211)            7,821
         Adjustment to unearned premium and fees                              72,377           (25,332)           47,045
         Adjustment to pension and other postretirement plans                    (69)               24               (45)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                    374              (131)              243
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        128,550   $       (44,779)  $        83,771
                                                                    ================   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                            DECEMBER 31, 2015
                                                                           ----------------------------------------------------
                                                                               BEFORE           TAX BENEFIT         NET OF
                                                                                 TAX             (EXPENSE)            TAX
                                                                           ---------------    ---------------   ---------------
       Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising during
           the period                                                      $      (481,442)   $       168,372   $      (313,070)
         Less: Reclassification adjustment for gains (losses) included
           in net income                                                            17,801             (6,231)           11,570
         Unrealized gains (losses) on securities -- OTTI                            (2,129)               745            (1,384)
         Adjustment to deferred policy acquisition costs                           208,912            (73,119)          135,793
         Adjustment to reserves                                                     22,718             (7,951)           14,767
         Adjustment to unearned premiums and fees                                 (106,247)            37,187           (69,060)
         Adjustment to pension and other postretirement plans                        3,495             (1,223)            2,272
         Less: Reclassification adjustment for pension and other
           postretirement plans expenses included in net income                        457               (160)              297
                                                                           ---------------    ---------------   ---------------
           Other comprehensive income (loss)                               $      (336,435)   $       117,620   $      (218,815)
                                                                           ===============    ===============   ===============

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2017 were as follows:


                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE             OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         56,331   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities             (7,553)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (831)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 47,947
         Deferred income tax benefit (expense)                                  (16,781)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         31,166
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (296)  General operating expenses
         Amortization of net actuarial losses                                       356   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                         60
         Deferred income tax benefit (expense)                                      (21)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $             39
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2016 were as follows:

                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE            OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         18,989   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities               (777)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (578)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 17,634
         Deferred income tax benefit (expense)                                   (6,172)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         11,462
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (355)  General operating expenses
         Amortization of net actuarial losses                                       729   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                        374
         Deferred income tax benefit (expense)                                     (131)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $            243
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

     The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                                      2017              2016
                                                                                                 ---------------   ---------------
        Gross unrealized gains                                                                   $       780,294   $       552,724
        Gross unrealized losses                                                                          (30,545)         (132,948)
        Gross unrealized losses -- OTTI                                                                    4,370             6,640
        Adjustment to deferred policy acquisition costs                                                 (313,521)         (122,927)
        Adjustment to reserves                                                                           (38,300)          (65,540)
        Adjustment to unearned premiums and fees                                                         242,541            73,936
        Adjustment to pension and other postretirement plans                                              (7,208)          (11,634)
                                                                                                 ---------------   ---------------
                                                                                                         637,631           300,251
        Deferred federal income tax expenses                                                            (217,568)          (99,485)
                                                                                                 ---------------   ---------------
        Net accumulated other comprehensive income                                               $       420,063   $       200,766
                                                                                                 ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and equity securities in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of equity securities in the amount of $2,000 during the year ended December 31, 2016. During the year ended December 31, 2015 there were no dividends declared or paid to SFG.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2017 statutory results, the maximum amount available for the payment of dividends during 2018 by Minnesota Life Insurance Company without prior regulatory approval is $305,993.

     During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the years ended December 31, 2016 and 2015 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2017 and 2016, these securities were reported at fair value of $31,714 and $18,847, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $349,988 as of December 31, 2017. The Company estimates that $140,000 of these commitments will be invested in 2018, with the remaining $209,988 invested over the next four years.

     As of December 31, 2017, the Company had committed to originate mortgage loans totaling $277,240 but had not completed the originations.

     As of December 31, 2017, the Company had committed to purchase fixed maturity securities totaling $71,500 but had not completed the purchase transactions.

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the years ended December 31, 2017, 2016 and 2015 was $7,499, $8,416, and $8,600, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2018, $1,593; 2019, $1,452; 2020, $1,255; 2021,
     $901; 2022, $687. Income from these leases was $2,189, $1,912 and $2,151 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income.

     The Company owns a building in Macon, Georgia, which it partially leases to unaffiliated companies. Income from these leases was $169, 131, and $149 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income. Commitments to the Company from these agreements are as follows: 2018, $171; 2019, $123; 2020, $103; 2021, $0; 2022, $0.

     The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2018, $2,055; 2019, $3,969; 2020, $4,293;
     2021, $4,109; 2022, $3,790.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22) COMMITMENTS AND CONTINGENCIES (CONTINUED)

     At December 31, 2017, the Company had guaranteed the payment of $34,800 of policyholder dividends and discretionary amounts payable in 2018. The Company has pledged fixed maturity securities, valued at $58,293 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2017 and 2016, the assets held in trust were $559,417 and $499,416, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017. The settlement will be completed in 2018 and will be immaterial to the Company's consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2019. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2017 and 2016 was approximately $2,968 and $2,325, respectively.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2017 and 2016, this liability was $1,137 and $1,597, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,224 and $2,344 as of December 31, 2017 and 2015, respectively. These assets are being amortized over a five-year period.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2017, 2016 and 2015.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $280,847, $84,001 and $215,860 in 2017, 2016 and 2015,
     respectively. Statutory surplus of these operations was $3,059,956 and $2,971,602 as of December 31, 2017 and 2016, respectively.

(24) SUBSEQUENT EVENTS

     The Company evaluated subsequent events through March 6, 2018, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

                               DECEMBER 31, 2017
                                 (IN THOUSANDS)

                                                                                                                      AS SHOWN
                                                                                                                       ON THE
                                                                                                                    CONSOLIDATED
TYPE OF INVESTMENT                                                              COST (2)            VALUE         BALANCE SHEET (1)
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Fixed maturity securities
   U.S. government                                                          $        480,172   $        495,440   $        495,440
   Agencies not backed by the full faith and credit of the U.S.
     government                                                                      834,859            868,236            868,236
   Foreign governments                                                                33,421             36,493             36,493
   Public utilities                                                                1,200,965          1,269,626          1,269,626
   Asset-backed securities                                                           576,703            590,077            590,077
   Mortgage-backed securities                                                      3,568,569          3,667,211          3,667,211
   All other corporate fixed maturity securities                                   8,748,302          9,181,422          9,181,422
                                                                            ----------------   ----------------   ----------------
     Total fixed maturity securities                                              15,442,991         16,108,505         16,108,505
                                                                            ----------------   ----------------   ----------------

Equity securities:
   Common stocks:
     Public utilities                                                                 19,162             21,745             21,745
     Banks, trusts and insurance companies                                           125,476            152,845            152,845
     Industrial, miscellaneous and all other                                         222,827            277,893            277,893
   Nonredeemable preferred stocks                                                     88,697             92,284             92,284
                                                                            ----------------   ----------------   ----------------
     Total equity securities                                                         456,162            544,767            544,767
                                                                            ----------------   ----------------   ----------------

Mortgage loans on real estate                                                      3,042,230             xxxxxx          3,042,230
Real Estate                                                                            1,737             xxxxxx              1,737
Policy loans                                                                         474,133             xxxxxx            474,133
Other investments                                                                     73,607             xxxxxx             73,607
Alternative investments                                                              641,322             xxxxxx            641,322
Derivative investments                                                               500,994             xxxxxx            500,994
                                                                            ----------------                      ----------------
     Total                                                                         4,734,023             xxxxxx          4,734,023
                                                                            ----------------                      ----------------

Total investments                                                           $     20,633,176             xxxxxx   $     21,387,295
                                                                            ================                      ================

----------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                                                  AS OF DECEMBER 31,
                                                    ------------------------------------------------------------------------------
                                                                          FUTURE POLICY
                                                        DEFERRED            BENEFITS,                              OTHER POLICY
                                                         POLICY          LOSSES, CLAIMS                             CLAIMS AND
                                                       ACQUISITION       AND SETTLEMENT          UNEARNED            BENEFITS
SEGMENT                                                   COSTS           EXPENSES (1)         PREMIUMS (2)           PAYABLE
--------------------------------------------------  -----------------   -----------------    -----------------   -----------------
2017:
  Life insurance                                    $       1,075,468   $       9,284,370    $         271,419   $         506,924
  Accident and health insurance                                21,284             554,134               67,861              70,726
  Annuity                                                     260,732           6,767,241                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,357,484   $      16,605,745    $         339,280   $         577,801
                                                    =================   =================    =================   =================

2016:
  Life insurance                                    $       1,118,581   $       7,918,841    $         340,397   $         484,280
  Accident and health insurance                                16,214             580,993               59,077              66,362
  Annuity                                                     232,390           5,378,574                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,367,185   $      13,878,408    $         399,474   $         550,793
                                                    =================   =================    =================   =================

2015:
  Life insurance                                    $       1,065,178   $       7,065,168    $         346,821   $         491,308
  Accident and health insurance                                16,256             604,358               53,903              63,802
  Annuity                                                     216,872           4,992,016                   26                 205
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,298,306   $      12,661,542    $         400,750   $         555,315
                                                    =================   =================    =================   =================

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------
                                                                                       BENEFITS,
                                                                                      OF DEFERRED   AMORTIZATION
                                                         NET        CLAIMS, LOSSES      POLICY          OTHER
                                        PREMIUM       INVESTMENT    AND SETTLEMENT    ACQUISITION     OPERATING       PREMIUMS
SEGMENT                               REVENUE (3)       INCOME       EXPENSES (5)        COSTS        EXPENSES      WRITTEN (4)
-----------------------------------  -------------   ------------   --------------   -------------  -------------   ------------
2017:
  Life insurance                     $   2,377,588   $    528,135   $    2,251,175   $     138,543  $     875,570
  Accident and health insurance            315,053          8,348          118,924          12,987        189,918
  Annuity                                1,617,365        250,199        1,566,522          26,479        212,364
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   4,310,006   $    786,682   $    3,936,621   $     178,009  $   1,277,852   $         --
                                     =============   ============   ==============   =============  =============   ============

2016:
  Life insurance                     $   2,317,090   $    489,971   $    2,230,269   $     159,218  $     893,371
  Accident and health insurance            332,483          9,018          120,944          12,493        188,798
  Annuity                                  528,372        227,187          490,913          38,936        204,595
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   3,177,945   $    726,176   $    2,842,126   $     210,647  $   1,286,764   $         --
                                     =============   ============   ==============   =============  =============   ============

2015:
  Life insurance                     $   2,299,337   $    458,314   $    2,140,844   $     153,963  $     852,632
  Accident and health insurance            339,144          9,391          128,053          11,362        185,157
  Annuity                                  270,420        221,432          246,582          46,720        193,701
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   2,908,901   $    689,137   $    2,515,479   $     212,045  $   1,231,490   $         --
                                     =============   ============   ==============   =============  =============   ============

----------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                                                  PERCENTAGE
                                                                CEDED TO       ASSUMED FROM                        OF AMOUNT
                                               GROSS             OTHER             OTHER             NET            ASSUMED
                                              AMOUNT           COMPANIES         COMPANIES          AMOUNT          TO NET
                                          ---------------    --------------   ---------------   --------------   -------------
2017: Life insurance in force             $ 1,184,935,463    $  408,503,764   $       765,227   $  777,196,926             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,491,277    $      624,487   $         4,742   $    1,871,532             0.3%
        Accident and health insurance             403,337            90,415             2,131          315,053             0.7%
        Annuity                                 1,374,648                --                --        1,374,648             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     4,269,262    $      714,902   $         6,873   $    3,561,233             0.2%
                                          ===============    ==============   ===============   ==============

2016: Life insurance in force             $ 1,177,857,816    $  424,182,718   $       790,568   $  754,465,666             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,444,925    $      623,740   $         5,268   $    1,826,453             0.3%
        Accident and health insurance             410,491            80,966             2,959          332,484             0.9%
        Annuity                                   312,796                --                --          312,796             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     3,168,212    $      704,706   $         8,227   $    2,471,733             0.3%
                                          ===============    ==============   ===============   ==============

2015: Life insurance in force             $ 1,150,505,390    $  346,303,049   $       838,901   $  805,041,242             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,379,144    $      569,017   $         5,889   $    1,816,016             0.3%
        Accident and health insurance             417,503            81,230             2,871          339,144             0.8%
        Annuity                                    65,307                --                --           65,307             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     2,861,954    $      650,247   $         8,760   $    2,220,467             0.4%
                                          ===============    ==============   ===============   ==============

See accompanying independent auditor's report.

                                    PART C

                              OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number     Caption in Other Information

   24.          Financial Statements and Exhibits

   25.          Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.          Number of Contract Owners

   28.          Indemnification

   29.          Principal Underwriters

   30.          Location of Accounts and Records

   31.          Management Services

   32.          Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2017, are included in Part B of this filing and consist of the following:


     1.   Report of Independent Registered Public Accounting Firm.


     2.   Statements of Assets and Liabilities, as of December 31, 2017.

     3.   Statements of Operations, year or period ended December 31, 2017.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2017 and 2016.


     5.   Notes to Financial Statements.

     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

     1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries.


     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2017 and 2016.

     3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

     4. Consolidated Statements of Changes in Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2017.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, as of and for the years ended December 31, 2017 and 2016.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.


(b)  Exhibits

     1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

     2.   Not applicable.

     3. The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc. previously filed on April 27, 2009 as exhibit 24(c)(3) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity, form 84-9091 previously filed April 23, 1997 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is
                     hereby incorporated by reference.

               (b) The Single Payment Deferred Variable Annuity, form 84-9092 previously filed April 23, 1997 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (c) The Qualified Plan Agreement, form 84-9094 previously filed April 23, 1997 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (d) The Retirement Certificate, form MHC-83-9060 previously filed March 1, 1999 as Exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (e) The Endorsement, form 86-9135 previously filed April 23, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (f) The Endorsement, form 87-9171 previously filed April 23, 1997 as Exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (g) The Flexible Payment Deferred Variable Annuity Contract, form MHC-84-9091 Rev. 1-88 previously filed April 23, 1997 as Exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (h) The Single Payment Deferred Variable Annuity Contract, form MHC-84-9092 Rev. 1-88 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (i) Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 1, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (j) Rider, Texas Optional Retirement Program, form F. 22976 Rev. 9-81 previously filed April 23, 1997 as Exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, form 84-9091 Rev. 3-91 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (l)  Endorsement, form 91-9256 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (m) The Single Payment Deferred Variable Annuity Contract, form 84- 9092 Rev. 3-91 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (n)  Endorsement, form 91-9257 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (o) Single Payment Deferred Variable Annuity Contract, form number MHC-92-9284 previously filed March 1, 1999 as Exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (p) Flexible Payment Deferred Variable Annuity Contract, form number MHC-92-9283 previously filed March 1, 1999 as Exhibit 24(c)(4)(q) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (q) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 1, 1999 as Exhibit 24(c)(4)(r) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (r) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed March 1, 1999 as
                    Exhibit 24(c)(4)(s) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (s) Endorsement, form number 14-70265, previously filed on February 26, 2015 as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment numbers 9 and 241, is hereby incorporated by reference.

          5. (a) Amendment to the Application, Texas Optional Retirement Program, form 81-9013 previously filed April 23, 1997 as this exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (b) Variable Annuity Application, form number 99-70020 Rev. 5-2001, previously filed April 24, 2000 as this exhibit 24(c)(5)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 18, is hereby incorporated by reference.

               (c) Variable Annuity Application, form number 92-9286 Rev. 9-1997 previously filed April 23, 1997 as this exhibit 24(c)(5)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) Restated Certificate of Incorporation of Minnesota Life Insurance Company previously filed March 1, 1999 as this exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (b) Bylaws of Minnesota Life Insurance Company previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8. (a) Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                   (i) Shareholder Information Agreement among Securian Funds
                       Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vii)Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (viii) Amendment Number Eight to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Minnesota Life's Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(f) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.


                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post- Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as
                         Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.

                   (vii) Amendment to Participation Agreement by and among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April
                         25, 2011 as exhibit 24(c)(8)(m)(vii)to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                  (viii) Amendment No. 7 to Participation Agreement dated May
                         1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012 is hereby incorporated by reference.

                   (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective
                         Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (x) Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                   (xi) Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (h) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(a)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

                   (iii) Third Amendment to Target Funds Participation
                         Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                   (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

               (i) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (j) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (k) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (l) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (m) Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

 9.   Opinion and consent of Michael P. Boyle, Esq.

10.  Opinion and Consent of KPMG LLP.

11.  Not applicable.

12.  Not applicable.

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY

NAME AND PRINCIPAL                          POSITION AND OFFICES
BUSINESS ADDRESS                            WITH MINNESOTA LIFE
------------------                          ------------------------------------



Barbara A. Baumann                          Vice President, Service
Minnesota Life Insurance Company            and Operations
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                            Director
1823 Park Avenue
Mahtomedi, MN 55115

John W. Castro                              Director
898 Glouchester St.
Boca Raton, FL 33487-3212


Gary R. Christensen                         Director, Attorney-in-Fact,
Minnesota Life Insurance Company            Senior Vice President,
400 Robert Street North                     General Counsel and
St. Paul, MN 55101                          Secretary

Susan L. Ebertz                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                             Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Craig J. Frisvold                           Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                              Director
President, North America
Weber Shandwick
510 Marquette Ave., 13F
Minneapolis, MN 55402


Eric B. Goodman                            Director
101 North 7th St
Suite 202
Louisville, KY  40202


Christopher M. Hilger                      Director, Chairman of the Board,
Minnesota Life Insurance Company           President and CEO
400 Robert Street North
St. Paul, MN  55101


John H. Hooley                             Director
4623 McDonald Drive Overlook
Stillwater, MN  55082


Suzette L. Huovinen                        Vice President, Chief Actuary
Minnesota Life Insurance Company           and Chief Risk Officer
400 Robert Street North
St. Paul, MN  55101


Daniel H. Kruse                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                           Senior Vice President, Treasurer and
Minnesota Life Insurance Company           Controller
400 Robert Street North
St. Paul, MN  55101

Andrea L. Mack                              Second Vice President, Individual
Minnesota Life Insurance Company            Product Solutions Group
400 Robert Street North
St. Paul, MN  55101

Susan M. Munson-Regala                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Kathleen L. Pinkett                         Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Daniel P. Preiner                           Second Vice President and Corporate
Minnesota Life Insurance Company            Compliance Officer
400 Robert Street North
St. Paul, MN  55101


Trudy A. Rautio                             Director
500 France Avenue
South #23
Edina, MN 55410-2060

Robert L. Senkler                           Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                           Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


John A. Yaggy                           Second Vice President and Assistant
Minnesota Life Insurance Company        Controller
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                       Director, Executive Vice President
Minnesota Life Insurance Company        and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.

     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

     Minnesota Life Insurance Company

     Securian Ventures, Inc.

     Securian Asset Management, Inc.

     Securian Financial Services, Inc.
     Securian Casualty Company


     Ochs, Inc.
     Lowertown Capital, LLC

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company
     American Modern Life Insurance Company (Ohio)
     Marketview Properties, LLC (MN)
     Marketview Properties II, LLC (MN)
     Marketview Properties IV, LLC (MN)
     Marketview Properties III, LLC (MN)
     Securian AAM Holdings, LLC (Delaware)

     Oakleaf Service Corporation

Majority-owned subsidiary of Securian AAM Holdings, LLC:

     Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of American Modern Life Insurance Company:

     Southern Pioneer Life Insurance Company


Wholly-owned subsidiary of Securian Holdings Company Canada, Inc
(British Columbia, Canada):


     Securian Canada, Inc. (British Columbia, Canada)


Wholly-owned subsidiary of Securian Canada, Inc. (British Columbia, Canada):
     Canadian Premier Life Insurance Company (Ontario, Canada)
     Legacy General Insurance Company (Ontario, Canada)
     Selient, Inc. (Ontario Canada)
     CRI Canada Ltd. (British Columbia, Canada)


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

     Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.



Fifty percent-owned subsidiary of Minnesota Life Insurance Company


     CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 4, 2018, the number of holders of securities of the Registrant were as follows:



             Title of Class              Number of Record Holders
             --------------              ------------------------
        Variable Annuity Contracts                8,872


ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Securian Financial Services, Inc. currently acts as principal underwriter for the following investment companies:
              Variable Fund D
              Variable Annuity Account
              Minnesota Life Variable Life Account

              Minnesota Life Individual Variable Universal Life Account

              Minnesota Life Variable Universal Life Account
              Securian Life Variable Universal Life Account

         (b)  Directors and Officers of Securian Financial Services, Inc.:

                        DIRECTORS AND OFFICERS OF UNDERWRITER

                                                   POSITIONS AND
NAME AND PRINCIPAL                                 OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER
---------------------------------                  ------------------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Gary R. Christensen                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Peter G. Berlute                                   Vice President - Business Operations and Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Jeffrey D. McGrath                                Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Kimberly K. Carpenter                             Senior Vice President, Chief Compliance Officer and
Securian Financial Services, Inc.                 Anti-Money Laundering Compliance Officer
400 Robert Street North
St. Paul, MN 55101

Kjirsten G. Zellmer                               Vice President - Strategy and Business Operations
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of     Net Underwriting   Compensation on
 Principal     Discounts and       Redemption or      Brokerage       Other
Underwriter     Commissions        Annuitization     Commissions   Compensation
-----------   ----------------   ----------------    -----------   ------------
Securian
Financial
Services, Inc. $31,245,769           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                               SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 26th day of 2018.




                                        VARIABLE ANNUITY ACCOUNT
                                        (Registrant)

                                    By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)


                                    By         /s/ Christopher M. Hilger
                                        ----------------------------------------
                                                   Christopher M. Hilger
                                                Chairman of the Board, President
                                                and Chief Executive Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 26th day of 2018.



                                        MINNESOTA LIFE INSURANCE COMPANY

                                    BY        /s/ Christopher M. Hilger
                                        ----------------------------------------
                                                  Christopher M. Hilger
                                               Chairman of the Board, President
                                               and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.



              Signature                     Title                                       Date
              ---------                     -----                                       ----
/s/ Christopher M. Hilger                   Chairman of the Board                   April 26,2018
----------------------------                President and Chief
Christopher M. Hilger                       Executive Officer



*
----------------------------                Director
Robert L. Senkler

*                                           Director
----------------------------
Mary K. Brainerd


*                                           Director
----------------------------
John W. Castro



*                                           Director
----------------------------
Gary R. Christensen


                                            Director
----------------------------
Sara H. Gavin

*                                           Director
----------------------------
Eric B. Goodman


*                                           Director
----------------------------
John H. Hooley

*                                           Director
----------------------------
Trudy A. Rautio

*                                           Director
----------------------------
Bruce P. Shay

*                                           Director
----------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President                April 26,2018
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief financial officer)


/s/ Warren J. Zaccaro                       Executive Vice President                April 26,2018
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief accounting officer)


/s/ David J. LePlavy                        Senior Vice President, Treasurer        April 26,2018
----------------------------                and Controller (treasurer)
David J. LePlavy


/s/ Gary R. Christensen                     Director, Attorney-in-Fact,             April 26,2018
----------------------------                Senior Vice President,
Gary R. Christensen                         General Counsel and Secretary



* Pursuant to power of attorney dated October 16, 2017, a copy of which is filed herewith.

                                    EXHIBIT INDEX

Exhibit Number     Description of Exhibit
--------------     ----------------------
9.                 Opinion and consent of Michael P. Boyle, Esq.

10.                Opinion and consent of KPMG LLP

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements